united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22865

Forethought Variable Insurance Trust

(Exact name of registrant as specified in charter)

10 West Market Street, Suite 2300 Indianapolis Indiana 46204

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE, 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 317-223-2703

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2018

Item 1. Schedule of Investments.

Global Atlantic BlackRock Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 99.9%
	DEBT FUNDS - 35.5%
15,294	iShares 20+ Year Treasury Bond ETF	$1,864,339
55,100	iShares iBoxx $ Investment Grade Corporate Bond	6,468,189
114,680	iShares Intermediate Credit Bond ETF	12,298,283
32,400	iShares JP Morgan USD Emerging Markets Bond ETF	3,655,368
111,500	iShares Short Maturity Bond ETF	5,592,840
112,100	iShares U.S. Treasury Bond ETF	2,767,749
		32,646,768
	EQUITY FUNDS - 64.4%
139,200	iShares Core MSCI EAFE ETF	9,170,496
160,100	iShares Core MSCI Emerging Markets ETF	9,349,840
85,303	iShares Core S&P 500 ETF	22,636,857
24,445	iShares Core S&P Mid-Cap ETF	4,585,149
35,410	iShares Core S&P Small-Cap ETF	2,726,924
70,515	iShares Edge MSCI Min Vol USA ETF	3,661,844
41,600	iShares Edge MSCI USA Momentum Factor ETF	4,406,272
24,800	iShares S&P 500 Value ETF	2,711,632
		59,249,014

	TOTAL EXCHANGE TRADED FUNDS (Cost $91,638,417)	91,895,782

	SHORT-TERM INVESTMENT - 0.1%
	MONEY MARKET FUND - 0.1%
106,745	Fidelity investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.49% (a) (Cost - $106,745)	106,745

	TOTAL INVESTMENTS - 100.0% (Cost - $91,745,162)	$92,002,527
	OTHER ASSETS LESS LIABILITIES - NET - 0.00%	6,543
	TOTAL NET ASSETS - 100.0%	$92,009,070

(a)	Money market rate shown represents the rate at March 31, 2018.

ETF - Exchange Traded Fund

Forward Foreign Currency Contracts
						Unrealized
Settlement		Currency Units to			U.S. Dollar	Appreciation
Date	Counterparty	Receive/Deliver		In Exchange For	Value	(Depreciation)
To Buy:
4/3/2018	Citigroup	640,468	Australian Dollar	$495,283	$491,272	$(4,011)
4/3/2018	Bank of America Merrill Lynch	58,184	British Pound	80,326	81,631	1,305
4/3/2018	Citigroup	914,490	British Pound	1,295,919	1,283,011	(12,908)
4/3/2018	Citigroup	747,796	Danish Krone	123,993	123,407	(586)
4/3/2018	Citigroup	84,458	Euro	103,229	103,893	664
4/3/2018	Bank of America Merrill Lynch	1,896,782	Euro	2,342,724	2,333,258	(9,466)
4/3/2018	Citigroup	381,701	Hong Kong Dollar	48,818	48,640	(178)
4/3/2018	Citigroup	1,628,499	Hong Kong Dollar	207,593	207,519	(74)
4/3/2018	Bank of America Merrill Lynch	113,646	Israeli Shekel	32,615	32,376	(239)
4/3/2018	Bank of America Merrill Lynch	14,703,481	Japanese Yen	137,722	138,282	560
4/3/2018	Bank of America Merrill Lynch	200,040,783	Japanese Yen	1,904,067	1,881,320	(22,747)
4/3/2018	Bank of America Merrill Lynch	34,205	New Zealand Dollar	24,819	24,675	(144)
4/3/2018	Bank of America Merrill Lynch	555,772	Norwegian Krone	71,810	70,797	(1,013)
4/3/2018	Citigroup	35,180	Singapore Dollar	26,586	26,830	244
4/3/2018	Citigroup	119,278	Singapore Dollar	90,804	90,968	164
4/3/2018	Bank of America Merrill Lynch	1,705,836	Swedish Krona	207,032	203,730	(3,302)
4/3/2018	Bank of America Merrill Lynch	33,676	Swiss Franc	35,788	35,175	(613)
4/3/2018	Bank of America Merrill Lynch	518,446	Swiss Franc	547,381	541,534	(5,847)
					$7,718,318	$(58,191)
To Sell:
4/3/2018	Bank of America Merrill Lynch	585,516	Australian Dollar	457,788	449,121	8,667
4/3/2018	Citigroup	54,952	Australian Dollar	42,346	42,151	195
5/2/2018	Citigroup	640,468	Australian Dollar	495,336	491,281	4,055
4/3/2018	Bank of America Merrill Lynch	878,507	British Pound	1,229,647	1,232,527	(2,880)
4/3/2018	Citigroup	94,167	British Pound	132,299	132,114	185
5/2/2018	Citigroup	914,490	British Pound	1,297,484	1,284,587	12,897
4/3/2018	Bank of America Merrill Lynch	747,796	Danish Krone	123,779	123,407	372
5/2/2018	Citigroup	747,796	Danish Krone	124,253	123,663	590
4/3/2018	Citigroup	1,757,594	Euro	2,166,744	2,162,041	4,703
4/3/2018	Bank of America Merrill Lynch	223,646	Euro	275,924	275,110	814
5/2/2018	Bank of America Merrill Lynch	1,896,782	Euro	2,347,607	2,338,097	9,510
4/3/2018	Citigroup	2,010,200	Hong Kong Dollar	257,211	256,159	1,052
5/2/2018	Citigroup	1,628,499	Hong Kong Dollar	207,782	207,733	49
4/3/2018	Bank of America Merrill Lynch	113,646	Israeli Shekel	32,592	32,376	216
5/2/2018	Citigroup	113,646	Israeli Shekel	32,672	32,433	239
4/3/2018	Citigroup	194,343,924	Japanese Yen	1,827,095	1,827,743	(648)
4/3/2018	Bank of America Merrill Lynch	20,400,340	Japanese Yen	192,503	191,859	644
5/2/2018	Bank of America Merrill Lynch	200,040,783	Japanese Yen	1,907,635	1,884,761	22,874
4/3/2018	Bank of America Merrill Lynch	34,205	New Zealand Dollar	24,940	24,675	265
5/2/2018	Bank of America Merrill Lynch	34,205	New Zealand Dollar	24,815	24,673	142
4/3/2018	Bank of America Merrill Lynch	555,772	Norwegian Krone	70,808	70,797	11
5/2/2018	Bank of America Merrill Lynch	555,772	Norwegian Krone	71,874	70,859	1,015
4/3/2018	Citigroup	154,458	Singapore Dollar	116,947	117,798	(851)
5/2/2018	Citigroup	119,278	Singapore Dollar	90,861	91,032	(171)
4/3/2018	Citigroup	1,705,836	Swedish Krona	209,059	203,730	5,329
5/2/2018	Bank of America Merrill Lynch	1,705,836	Swedish Krona	207,473	204,148	3,325
4/3/2018	Citigroup	493,718	Swiss Franc	529,122	515,704	13,418
4/3/2018	Citigroup	58,404	Swiss Franc	61,529	61,005	524
5/2/2018	Bank of America Merrill Lynch	518,446	Swiss Franc	548,696	542,817	5,884
					$15,014,401	$92,425

Net Unrealized Appreciation On Forward Foreign Currency Contracts						$34,234

Global Atlantic BlackRock Disciplined Core Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	COMMON STOCKS - 98.3%
	ADVERTISING - 0.2%
48,958	Interpublic Group of Cos, Inc.	$1,127,503

	AEROSPACE/DEFENSE - 2.4%
14,078	Boeing Co.	4,615,895
6,847	General Dynamics Corp.	1,512,502
2,498	Harris Corp.	402,877
11,617	Lockheed Martin Corp.	3,925,733
17,161	Raytheon Co.	3,703,687
4,343	Rockwell Collins, Inc.	585,654
		14,746,348
	AGRICULTURE - 0.4%
18,935	Altria Group, Inc.	1,180,029
31,662	Archer-Daniels-Midland Co.	1,373,181
		2,553,210
	AIRLINES - 0.4%
40,898	Southwest Airlines, Co.	2,342,637

	APPAREL - 0.8%
4,910	Michael Kors Holdings Ltd. *	304,813
44,979	NIKE, Inc.	2,988,405
24,509	Skechers U.S.A., Inc. *	953,155
5,109	VF Corp.	378,679
3,209	Wolverine World Wide, Inc.	92,740
		4,717,792
	AUTO MANUFACTURERS - 0.9%
81,784	PACCAR, Inc.	5,411,647

	AUTO PARTS & EQUIPMENT - 0.2%
30,182	BorgWarner, Inc.	1,516,042

	BANKS - 6.7%
2,370	Banco Macro SA - ADR	255,889
162,611	Bank of America Corp.	4,876,704
19,309	BB&T Corp.	1,004,840
25,361	Capital One Financial Corp.	2,430,091
127,685	Citigroup, Inc.	8,618,738
83,181	Citizens Financial Group, Inc.	3,491,938
30,630	First Horizon National Corp.	576,763
12,706	First Republic Bank	1,176,703
5,276	Grupo Financiero Galicia SA - ADR	346,950
1,762	HDFC Bank Ltd. - ADR	174,033
63,471	JPMorgan Chase & Co.	6,979,906
17,421	Morgan Stanley	940,037

3,771	Northern Trust Corp.	388,903

10,109	Regions Financial Corp.	187,825
2,275	SunTrust Banks, Inc.	154,791
146,453	Wells Fargo & Co.	7,675,602
22,680	Western Alliance Bancorp *	1,317,935
		40,597,648
	BEVERAGES - 2.5%
7,242	Anheuser-Busch InBev SA - ADR	796,185
19,532	Brown-Forman Corp.	1,062,541
42,857	Coca-Cola European Partners PLC	1,785,423
5,409	Constellation Brands, Inc.	1,232,819
4,795	Dr Pepper Snapple Group, Inc.	567,632
11,183	Molson Coors Brewing Co.	842,415
82,810	PepsiCo, Inc.	9,038,712
		15,325,727
	BIOTECHNOLOGY - 2.2%
2,866	Alexion Pharmaceuticals, Inc. *	319,444
11,681	Amgen, Inc.	1,991,377
5,790	Biogen, Inc. *	1,585,418
40,951	Celgene Corp. *	3,653,239
46,931	Gilead Sciences, Inc.	3,538,128
4,284	Regeneron Pharmaceuticals, Inc. *	1,475,238
3,516	Shire PLC - ADR	525,255
2,961	United Therapeutics Corp. *	332,698
		13,420,797
	BUILDING MATERIALS - 0.6%
65,433	Fortune Brands Home & Security, Inc.	3,853,349

	CHEMICALS - 1.8%
47,084	Air Products & Chemicals, Inc.	7,487,769
1,038	Albemarle Corp.	96,264
3,844	Celanese Corp.	385,207
21,660	Eastman Chemical Co.	2,286,863
2,106	Huntsman Corp.	61,601
13,180	WR Grace & Co.	807,011
		11,124,715
	COMMERCIAL SERVICES - 0.9%
3,600	Automatic Data Processing, Inc.	408,528
10,796	Ecolab, Inc.	1,479,808
849	Green Dot Corp. *	54,472
21,542	H&R Block, Inc.	547,382
13,755	S&P Global, Inc.	2,628,030
10,151	Square, Inc. *	499,429
2,014	Total System Services, Inc.	173,728
		5,791,377
	COMPUTERS - 5.4%
33,334	Accenture PLC	5,116,769
126,457	Apple, Inc.	21,216,955
3,260	EPAM Systems, Inc. *	373,335
56,501	HP, Inc.	1,238,502
29,823	International Business Machines Corp.	4,575,743
2,771	NetApp, Inc.	170,943
16,753	Pure Storage, Inc. *	334,222
		33,026,469

	COSMETICS/PERSONAL CARE - 1.7%
76,104	Colgate-Palmolive Co.	5,455,135
9,370	Estee Lauder Cos, Inc.	1,402,876
45,930	Procter & Gamble Co.	3,641,330
		10,499,341
	DIVERSIFIED FINANCIAL SERVICES - 6.2%
4,544	Affiliated Managers Group, Inc.	861,452
18,725	American Express Co.	1,746,668
31,866	Charles Schwab Corp.	1,664,043
9,117	CME Group, Inc.	1,474,584
13,600	Discover Financial Services	978,248
86,244	Franklin Resources, Inc.	2,990,942
92,442	Intercontinental Exchange, Inc.	6,703,894
42,506	Invesco Ltd.	1,360,617
55,744	Mastercard, Inc.	9,764,119
11,587	Moelis & Co.	589,199
8,166	OneMain Holdings, Inc. *	244,490
6,314	Raymond James Financial, Inc.	564,535
8,187	Synchrony Financial	274,510
69,991	Visa, Inc.	8,372,323
		37,589,624
	ELECTRIC - 2.6%
95,981	CenterPoint Energy, Inc.	2,629,879
53,262	CMS Energy Corp.	2,412,236
28,358	DTE Energy Co.	2,960,575
1,622	Duke Energy Corp.	125,656
11,935	IDACORP, Inc.	1,053,502
60,359	Pinnacle West Capital Corp.	4,816,648
71,153	PPL Corp.	2,012,918
		16,011,414
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
35,846	AMETEK, Inc.	2,723,221
2,770	Hubbell, Inc.	337,331
		3,060,552
	ELECTRONICS - 2.1%
57,784	Agilent Technologies, Inc.	3,865,750
9,898	Allegion PLC	844,200

14,586	Arrow Electronics, Inc. *	1,123,414
11,474	Garmin Ltd.	676,163
15,969	Honeywell International, Inc.	2,307,680
34,035	TE Connectivity Ltd.	3,400,097
1,823	Waters Corp. *	362,139
		12,579,443
	ENTERTAINMENT - 0.0% **
3,635	Dolby Laboratories, Inc.	231,041

	ENVIRONMENTAL CONTROL - 0.4%
32,794	Republic Services, Inc.	2,171,947

	FOOD - 1.5%
56,907	Kellogg Co.	3,699,524
58,578	Kroger Co.	1,402,357

21,091	McCormick & Co., Inc.	2,243,871
28,143	Performance Food Group Co. *	840,069
9,314	Tyson Foods, Inc.	681,692
		8,867,513
	GAS - 0.1%
19,652	UGI Corp.	872,942

	HEALTHCARE PRODUCTS - 3.0%
46,782	Abbott Laboratories	2,803,177
52,705	Danaher Corp.	5,160,347
9,254	Edwards Lifesciences Corp. *	1,291,118
3,161	IDEXX Laboratories, Inc. *	604,984
60,426	Medtronic PLC	4,847,374
13,328	Stryker Corp.	2,144,742
6,365	Thermo Fisher Scientific, Inc.	1,314,118
		18,165,860
	HEALTHCARE - SERVICES - 2.3%
8,694	Aetna, Inc.	1,469,286
3,121	Cigna Corp.	523,517
18,556	Humana, Inc.	4,988,409
17,664	Quest Diagnostics, Inc.	1,771,699
22,038	UnitedHealth Group, Inc.	4,716,132
3,602	WellCare Health Plans, Inc. *	697,455
		14,166,498
	HOME BUILDERS - 0.4%
42,883	DR Horton, Inc.	1,879,991
11,435	Taylor Morrison Home Corp. *	266,207
		2,146,198
	HOME FURNISHINGS - 0.2%
7,513	Whirlpool Corp.	1,150,315

	HOUSEHOLD PRODUCTS/WARES - 0.0% **
1,016	Avery Dennison Corp.	107,950
1,472	Kimberly-Clark Corp.	162,111
		270,061
	INSURANCE - 3.7%
29,366	Allstate Corp.	2,783,897
26,671	Arthur J. Gallagher & Co.	1,833,098
36,822	Athene Holding Ltd. *	1,760,460
28,858	Berkshire Hathaway, Inc. *	5,756,594
10,182	Essent Group Ltd. *	433,346
7,096	Hartford Financial Services Group, Inc.	365,586
20,443	Lincoln National Corp.	1,493,566
4,811	Marsh & McLennan Cos., Inc.	397,340
23,033	Principal Financial Group, Inc.	1,402,940
1,286	Progressive Corp.	78,356
27,995	Prudential Financial, Inc.	2,898,882
18,795	Travelers Cos., Inc.	2,609,874
16,876	Unum Group	803,466
		22,617,405

	INTERNET - 8.0%
7,842	Alphabet, Inc. - Class A *	8,091,297
6,325	Alphabet, Inc. - Class C *	6,559,911
10,187	Amazon.com, Inc. *	14,744,053
182	Booking Holdings, Inc. *	378,631
5,445	eBay, Inc. *	219,107
4,188	Etsy, Inc. *	117,515
73,193	Facebook, Inc. *	11,695,509
5,881	GoDaddy, Inc. *	361,211
17,029	JD.com, Inc. - ADR *	689,504
12,453	Netflix, Inc. *	3,677,994
19,976	Twitter, Inc. *	579,504
17,566	Vipshop Holdings Ltd. - ADR *	291,947
26,933	Zendesk, Inc. *	1,289,283
		48,695,466
	LEISURE - 0.9%
83,207	Carnival Corp.	5,456,715
978	Carnival PLC - ADR	64,059
		5,520,774
	LODGING - 0.2%
14,685	Extended Stay America, Inc.	290,322
30,918	Melco Resorts & Entertainment Ltd. - ADR	896,004
		1,186,326
	MACHINERY - CONSTRUCTION & MINING - 0.3%
11,452	Caterpillar, Inc.	1,687,796
4,869	Oshkosh Corp.	376,228
		2,064,024
	MACHINERY - DIVERSIFIED - 0.8%
16,203	Cummins, Inc.	2,626,344
5,054	Rockwell Automation, Inc.	880,407
1,373	Roper Technologies, Inc.	385,387
10,837	Xylem, Inc.	833,582
		4,725,720
	MEDIA - 2.6%
26,112	CBS Corp.	1,341,896
217,210	Comcast Corp.	7,422,066
1,148	Discovery Communications, Inc. *	22,416
7,246	John Wiley & Sons, Inc.	461,570
20,823	Time Warner, Inc.	1,969,439
43,767	Walt Disney Co.	4,395,957
		15,613,344
	METAL FABRICATE/HARDWARE - 0.1%
10,942	Worthington Industries, Inc.	469,631

	MINING - 0.4%
66,489	Newmont Mining Corp.	2,597,725

	MISCELLANEOUS MANUFACTURER - 3.1%
34,620	3M Co	7,599,782
9,544	Eaton Corp PLC	762,661
55,296	General Electric Co.	745,390
46,118	Illinois Tool Works, Inc.	7,224,846
33,068	Ingersoll-Rand PLC	2,827,645
		19,160,324

	OIL & GAS - 4.1%
23,124	Anadarko Petroleum Corp.	1,396,921
25,163	Antero Resources Corp. *	499,486
6,539	Canadian Natural Resources Ltd.	205,782
52,511	Chevron Corp.	5,988,354
11,000	Cimarex Energy Co.	1,028,500
83,955	ConocoPhillips	4,977,692
32,064	Devon Energy Corp.	1,019,315
96,161	Exxon Mobil Corp.	7,174,572
114,021	Marathon Oil Corp.	1,839,159
8,225	Marathon Petroleum Corp.	601,330
4,453	Whiting Petroleum Corp. *	150,690
		24,881,801
	OIL & GAS SERVICES - 0.6%
78,941	Halliburton Co.	3,705,491

	PACKAGING & CONTAINERS - 0.1%
9,590	Crown Holdings, Inc. *	486,693

	PHARMACEUTICALS - 5.7%
40,442	AbbVie, Inc.	3,827,835
4,345	AmerisourceBergen Corp.	374,582
39,424	Bristol-Myers Squibb Co.	2,493,568
10,383	CVS Health Corp.	645,926
46,490	Eli Lilly & Co.	3,596,931
15,070	Express Scripts Holding Co. *	1,041,036
92,923	Johnson & Johnson	11,908,082
5,553	McKesson Corp.	782,251
112,813	Merck & Co, Inc.	6,144,924
16,718	Roche Holding AG - ADR	478,553
44,679	Zoetis, Inc.	3,731,143
		35,024,831
	PIPELINES - 0.5%
6,314	ONEOK, Inc.	359,393
97,134	Williams Cos, Inc.	2,414,751
		2,774,144
	REAL ESTATE - 0.1%
4,088	Jones Lang LaSalle, Inc.	713,928

	REAL ESTATE INVESTMENT TRUSTS - 2.5%
3,837	Alexandria Real Estate Equities, Inc.	479,203
17,619	National Retail Properties, Inc.	691,722
78,799	Prologis, Inc.	4,963,549
49,558	Simon Property Group, Inc.	7,649,277
23,978	Ventas, Inc.	1,187,630
		14,971,381
	RETAIL - 5.1%
3,446	Burlington Stores, Inc. *	458,835
15,361	Costco Wholesale Corp.	2,894,473
1,390	Domino’s Pizza, Inc.	324,648
3,036	Genuine Parts Co.	272,754
40,903	Home Depot, Inc.	7,290,551
23,883	Kohl’s Corp.	1,564,575
3,762	Lithia Motors, Inc.	378,156
55,382	McDonald’s Corp.	8,660,637

1,914	PVH Corp.	289,837
19,030	Ross Stores, Inc.	1,483,959
42,846	Target Corp.	2,974,798
1,467	Texas Roadhouse, Inc.	84,763
10,967	Tiffany & Co.	1,071,037
40,884	Wal-Mart Stores, Inc.	3,637,449
		31,386,472
	SEMICONDUCTORS - 4.5%
89,130	Applied Materials, Inc.	4,956,519
14,326	Broadcom Ltd.	3,375,922
4,317	Cirrus Logic, Inc. *	175,400
108,824	Intel Corp.	5,667,554
13,438	Maxim Integrated Products, Inc.	809,236
18,053	NVIDIA Corp.	4,180,894
6,346	QUALCOMM, Inc.	351,632
10,402	Skyworks Solutions, Inc.	1,042,905
53,085	Texas Instruments, Inc.	5,515,001
19,570	Xilinx, Inc.	1,413,737
		27,488,800
	SOFTWARE - 5.5%
18,521	Activision Blizzard, Inc.	1,249,427
32,412	Adobe Systems, Inc. *	7,003,585
2,672	Broadridge Financial Solutions, Inc.	293,092
11,174	Electronic Arts, Inc. *	1,354,736
118,885	First Data Corp. *	1,902,160
188,313	Microsoft Corp.	17,187,328
26,442	SS&C Technologies Holdings, Inc.	1,418,349
21,979	Synopsys, Inc. *	1,829,532
6,989	Twilio, Inc. *	266,840
12,562	Veeva Systems, Inc. *	917,277
43,699	Zynga, Inc. *	159,938
		33,582,264
	TELECOMMUNICATIONS - 2.5%
174,280	AT&T, Inc.	6,213,082
62,488	China Mobile Ltd. - ADR	2,858,826
128,050	Cisco Systems, Inc.	5,492,065
9,390	Motorola Solutions, Inc.	988,767
		15,552,740
	TRANSPORTATION - 0.6%
1,052	Canadian Pacific Railway Ltd.	185,678
3,150	Landstar System, Inc.	345,398
18,720	Norfolk Southern Corp.	2,541,802
5,090	Union Pacific Corp.	684,247
		3,757,125

	TOTAL COMMON STOCKS (Cost - $600,326,558)	600,314,419

	SHORT-TERM INVESTMENT - 1.4%
	MONEY MARKET FUND - 1.4%
8,330,455	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.49% (a)(Cost - $8,330,455)	8,330,455

	TOTAL INVESTMENTS - 99.7% (Cost - $608,657,013)	$608,644,874
	OTHER ASSETS LESS LIABILITIES - NET - 0.3%	1,622,870
	TOTAL NET ASSETS - 100.0%	$610,267,744

*	Non-income producing security.

**	Amount is less than 0.05%

ADR - American Depository Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Money market rate shown represents the rate at March 31, 2018.

Futures Contracts
Description	Counterparty	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
LONG
S&P 500 E-mini Future	Goldman Sachs	76	Jun-18	10,043,400	$(308,511)

Global Atlantic BlackRock Disciplined Growth Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	COMMON STOCKS - 97.9%
	ADVERTISING - 0.2%
1,888	Interpublic Group of Cos, Inc.	$43,481

	AEROSPACE/DEFENSE - 3.1%
733	Boeing Co.	240,336
116	General Dynamics Corp.	25,624
467	Lockheed Martin Corp.	157,813
695	Raytheon Co.	149,995
244	Rockwell Collins, Inc.	32,903
		606,671
	AGRICULTURE - 0.5%
1,482	Altria Group, Inc.	92,358

	AIRLINES - 0.4%
1,230	Southwest Airlines, Co.	70,454

	APPAREL -1.1%
169	Michael Kors Holdings Ltd. *	10,492
2,407	NIKE, Inc.	159,921
1,276	Skechers U.S.A., Inc. *	49,624
40	VF Corp.	2,965
		223,002
	AUTO MANUFACTURERS - 0.7%
2,012	PACCAR, Inc.	133,134

	AUTO PARTS & EQUIPMENT - 0.5%
1,823	BorgWarner, Inc.	91,569
77	Delphi Technologies PLC	3,669
		95,238
	BANKS - 0.5%
659	Citizens Financial Group, Inc.	27,665
330	First Republic Bank	30,561
661	Western Alliance Bancorp *	38,411
		96,637
	BEVERAGES - 2.8%
651	Brown-Forman Corp. - Class A	34,718
1,429	Brown-Forman Corp. - Class B	77,738
1,387	Coca-Cola European Partners PLC	57,782
456	Constellation Brands, Inc.	103,932
269	Dr. Pepper Snapple Group, Inc.	31,844
52	Molson Coors Brewing Co.	3,917
2,189	PepsiCo, Inc.	238,929
		548,860
	BIOTECHNOLOGY - 2.8%
164	Alexion Pharmaceuticals, Inc. *	18,279
260	Biogen, Inc. *	71,193
2,005	Celgene Corp. *	178,866
520	Exelixis, Inc. *	11,518
1,656	Gilead Sciences, Inc.	124,846

82	Incyte Corp. *	6,833
236	Regeneron Pharmaceuticals, Inc. *	81,269
48	United Therapeutics Corp. *	5,393
349	Vertex Pharmaceuticals, Inc. *	56,880
		555,077
	BUILDING MATERIALS - 0.9%
2,785	Fortune Brands Home & Security, Inc.	164,009
104	Vulcan Materials Co.	11,874
		175,883
	CHEMICALS - 2.0%
1,331	Air Products & Chemicals, Inc.	211,669
366	Celanese Corp.	36,677
498	Eastman Chemical Co.	52,579
118	NewMarket Corp.	47,398
866	WR Grace & Co.	53,025
		401,348
	COMMERCIAL SERVICES - 1.9%
442	Automatic Data Processing, Inc.	50,158
266	Ecolab, Inc.	36,461
109	FleetCor Technologies, Inc. *	22,072
192	Green Dot Corp. *	12,319
1,061	H&R Block, Inc.	26,960
492	PayPal Holdings, Inc. *	37,328
621	S&P Global, Inc.	118,648
635	Square, Inc. *	31,242
510	Total System Services, Inc.	43,993
		379,181
	COMPUTERS - 8.3%
1,750	Accenture PLC	268,625
7,307	Apple, Inc.	1,225,968
99	Dell Technologies, Inc. - Class V *	7,248
456	EPAM Systems, Inc. *	52,221
491	International Business Machines Corp.	75,334
1,010	Pure Storage, Inc. *	20,149
		1,649,545
	COSMETICS/PERSONAL CARE - 0.9%
1,240	Colgate-Palmolive Co.	88,883
552	Estee Lauder Cos, Inc.	82,645
		171,528
	DISTRIBUTION/WHOLESALE - 0.5%
83	HD Supply Holdings, Inc. *	3,149
492	Watsco, Inc.	89,037
		92,186
	DIVERSIFIED FINANCIAL SERVICES - 5.9%
631	Charles Schwab Corp.	32,951
2,777	Intercontinental Exchange, Inc.	201,388
2,616	Mastercard, Inc.	458,219
222	Moelis & Co.	11,289
4,001	Visa, Inc.	478,600
		1,182,447
	ELECTRIC - 0.1%
206	Pinnacle West Capital Corp.	16,439

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
949	AMETEK, Inc.	72,096
187	Hubbell, Inc.	22,773
		94,869

	ELECTRONICS - 2.4%
1,969	Agilent Technologies, Inc.	131,726
830	Allegion PLC	70,791
940	Amphenol Corp.	80,962
315	Arrow Electronics, Inc. *	24,261
71	Garmin Ltd.	4,184
293	Honeywell International, Inc.	42,341
87	Mettler-Toledo International, Inc. *	50,028
403	TE Connectivity Ltd.	40,260
194	Waters Corp. *	38,538
		483,091
	ENTERTAINMENT - 0.2%
123	Dolby Laboratories, Inc.	7,818
264	Lions Gate Entertainment Corp. - Class B	6,357
394	Six Flags Entertainment Corp.	24,530
		38,705
	ENVIRONMENTAL CONTROL - 0.3%
1,043	Republic Services, Inc.	69,078

	FOOD - 1.4%
140	Blue Buffalo Pet Products, Inc. *	5,573
1,796	Kellogg Co.	116,758
805	Kroger Co.	19,272
651	McCormick & Co, Inc.	69,260
2,554	Performance Food Group Co. *	76,237
		287,100
	HEALTHCARE PRODUCTS - 2.4%
307	Boston Scientific Corp. *	8,387
1,566	Danaher Corp.	153,327
663	Edwards Lifesciences Corp. *	92,502
188	Hill-Rom Holdings, Inc.	16,356
396	IDEXX Laboratories, Inc. *	75,790
156	Medtronic PLC	12,514
656	Stryker Corp.	105,564
67	Thermo Fisher Scientific, Inc.	13,833
		478,273
	HEALTHCARE - SERVICES - 2.7%
151	Aetna, Inc.	25,519
667	Humana, Inc.	179,310
262	Quest Diagnostics, Inc.	26,279
1,147	UnitedHealth Group, Inc.	245,458
312	WellCare Health Plans, Inc. *	60,413
		536,979
	HOME BUILDERS - 0.3%
1,546	DR Horton, Inc.	67,777

	HOME FURNISHINGS - 0.2%
261	Whirlpool Corp.	39,962

	HOUSEHOLD PRODUCTS/WARES - 0.2%
207	Avery Dennison Corp.	21,994
408	Church & Dwight Co., Inc.	20,547
		42,541

	INSURANCE - 1.1%
427	Allstate Corp.	40,480
881	Arthur J. Gallagher & Co.	60,551
1,179	Athene Holding Ltd. *	56,368
323	Essent Group Ltd. *	13,747
158	Marsh & McLennan Cos., Inc.	13,049
441	Progressive Corp.	26,870
		211,065
	INTERNET - 14.4%
370	Alphabet, Inc. - Class A *	381,762
393	Alphabet, Inc. - Class C *	407,596
639	Amazon.com, Inc. *	924,850
26	Booking Holdings, Inc. *	54,090
172	Etsy, Inc. *	4,826
3,992	Facebook, Inc. *	637,882
1,629	GoDaddy, Inc. *	100,053
715	Netflix, Inc. *	211,175
186	Palo Alto Networks, Inc. *	33,763
907	Twitter, Inc. *	26,312
231	Yelp, Inc. *	9,644
1,337	Zendesk, Inc. *	64,002
		2,855,955
	LEISURE - 1.0%
3,016	Carnival Corp.	197,789

	LODGING - 0.2%
954	Extended Stay America, Inc.	18,861
88	Las Vegas Sands Corp.	6,327
158	Marriott International, Inc.	21,485
		46,673
	MACHINERY - CONSTRUCTION & MINING - 0.3%
422	Caterpillar, Inc.	62,194
23	Oshkosh Corp.	1,777
		63,971
	MACHINERY - DIVERSIFIED - 1.1%
698	Cummins, Inc.	113,139
264	Rockwell Automation, Inc.	45,989
860	Xylem, Inc.	66,151
		225,279
	MEDIA - 2.6%
624	CBS Corp.	32,067
9,121	Comcast Corp.	311,665
650	John Wiley & Sons, Inc.	41,405
1,311	Walt Disney Co.	131,677
		516,814
	METAL FABRICATE/HARDWARE - 0.1%
533	Worthington Industries, Inc.	22,876

	MINING - 0.3%
1,581	Newmont Mining Corp.	61,770

	MISCELLANEOUS MANUFACTURER - 3.5%
1,667	3M Co.	365,940
1,618	Illinois Tool Works, Inc.	253,476
850	Ingersoll-Rand PLC	72,683
		692,099
	OIL & GAS - 0.3%
517	Cimarex Energy Co.	48,339
289	ConocoPhillips	17,135
		65,474

	OIL & GAS SERVICES - 0.1%
508	Halliburton Co.	23,846

	PACKAGING & CONTAINERS - 0.1%
427	Crown Holdings, Inc. *	21,670

	PHARMACEUTICALS - 3.5%
2,485	AbbVie, Inc.	235,205
243	AmerisourceBergen Corp.	20,949
850	Bristol-Myers Squibb Co.	53,762
1,015	Eli Lilly & Co.	78,531
59	Express Scripts Holding Co. *	4,076
111	Herbalife Ltd. *	10,819
578	Johnson & Johnson	74,071
36	McKesson Corp.	5,071
278	Merck & Co., Inc.	15,143
2,270	Zoetis, Inc.	189,568
		687,195
	REAL ESTATE - 0.2%
174	Jones Lang LaSalle, Inc.	30,387

	REAL ESTATE INVESTMENT TRUSTS - 1.8%
42	Alexandria Real Estate Equities, Inc.	5,245
78	National Retail Properties, Inc.	3,062
1,615	Prologis, Inc.	101,729
1,640	Simon Property Group, Inc.	253,134
		363,170
	RETAIL - 6.4%
370	Burlington Stores, Inc. *	49,265
452	Costco Wholesale Corp.	85,170
201	Domino’s Pizza, Inc.	46,946
208	Genuine Parts Co.	18,687
1,705	Home Depot, Inc.	303,899
507	Kohl’s Corp.	33,214
490	Lithia Motors, Inc.	49,255
513	Lowe’s Cos, Inc.	45,016
253	Lululemon Athletica, Inc. *	22,547
2,396	McDonald’s Corp.	374,686
805	Ross Stores, Inc.	62,774
762	Target Corp.	52,906
835	Texas Roadhouse, Inc.	48,246
371	Tiffany & Co.	36,232
323	TJX Cos, Inc.	26,344
261	Yum! Brands, Inc.	22,219
		1,277,406
	SEMICONDUCTORS - 5.3%
4,042	Applied Materials, Inc.	224,776
676	Broadcom Ltd.	159,299
103	Cavium, Inc. *	8,176
252	Cirrus Logic, Inc. *	10,239
1,277	Maxim Integrated Products, Inc.	76,901
861	NVIDIA Corp.	199,399
154	NXP Semiconductors NV *	18,018
779	Skyworks Solutions, Inc.	78,103
2,258	Texas Instruments, Inc.	234,584
641	Xilinx, Inc.	46,306
		1,055,801

	SOFTWARE - 10.0%
1,122	Activision Blizzard, Inc.	75,690
1,371	Adobe Systems, Inc. *	296,246
401	Atlassian Corp PLC *	21,622
642	Broadridge Financial Solutions, Inc.	70,421
560	CDK Global, Inc.	35,470
710	Electronic Arts, Inc. *	86,080
4,752	First Data Corp. *	76,032
86	Intuit, Inc.	14,908
9,720	Microsoft Corp.	887,144
32	New Relic, Inc. *	2,372
474	salesforce.com, Inc. *	55,126
283	Splunk, Inc. *	27,844
2,005	SS&C Technologies Holdings, Inc.	107,548
1,105	Synopsys, Inc. *	91,980
95	Tableau Software, Inc. *	7,678
115	Take-Two Interactive Software, Inc. *	11,245
243	Twilio, Inc. *	9,278
976	Veeva Systems, Inc. *	71,268
201	Workday, Inc. *	25,549
4,416	Zynga, Inc. *	16,163
		1,989,664
	TELECOMMUNICATIONS - 0.7%
103	Arista Networks, Inc. *	26,296
55	AT&T, Inc.	1,961
372	Motorola Solutions, Inc.	39,172
1,184	T-Mobile US, Inc. *	72,271
201	Zayo Group Holdings, Inc. *	6,866
		146,566
	TRANSPORTATION - 1.2%
234	Expeditors International of Washington, Inc.	14,812
699	Landstar System, Inc.	76,645
339	Norfolk Southern Corp.	46,029
535	Union Pacific Corp.	71,920
284	XPO Logistics, Inc. *	28,915
		238,321

	TOTAL COMMON STOCKS (Cost - $18,893,160)	19,465,635

	SHORT-TERM INVESTMENT - 2.1%
	MONEY MARKET FUND - 2.1%
414,887	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.49% (a)(Cost - $414.887)	414,887

	TOTAL INVESTMENTS - 100.0% (Cost - $19,308,047)	$19,880,522
	OTHER ASSETS LESS LIABILITIES - NET - 0.0%	3,044
	TOTAL NET ASSETS - 100.0%	$19,883,566

*	Non-income producing security.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Money market rate shown represents the rate at March 31, 2018.

FUTURES CONTRACTS
Description	Counterparty	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
LONG
S&P 500 E-mini Future	Goldman Sachs	3	Jun-18	396,450	$(12,580)

Global Atlantic BlackRock Disciplined International Core Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2018 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS - 9.0%
	EQUITY FUNDS - 9.0%
130,704	iShares MSCI India ETF	$4,460,927
67,217	iShares MSCI South Korea Capped ETF	5,071,523
131,643	iShares MSCI Taiwan Capped ETF	5,047,192
24,292	iShares MSCI Turkey ETF	1,030,467
	TOTAL EQUITY FUNDS (Cost - $15,445,508)	15,610,109

	COMMON STOCKS - 87.5%
	ADVERTISING - 0.1%
7,333	WPP PLC	116,497

	AGRICULTURE - 0.7%
78,000	China Agril-Industries Holdings Ltd.	34,288
28,200	Gudang Garam Tbk PT	148,451
10,888	Imperial Brands PLC	370,540
4,800	Japan Tobacco, Inc.	136,982
10,407	Swedish Match AB	469,103
		1,159,364
	AIRLINES - 0.5%
12,128	Deutsche Lufthansa AG	386,911
34,760	International Consolidated Airlines Group SA	300,102
49,158	Qantas Airways Ltd.	219,830
		906,843
	APPAREL - 1.5%
1,955	adidas AG	472,817
28	Christian Dior SE	11,050
1,692	Kering	809,057
2,402	LVMH Moet Hennessy Louis Vuitton SE	739,116
1,160	Moncler SpA	44,083
472	Puma SE	230,164
56,500	Yue Yuen Industrial Holdings Ltd.	224,249
		2,530,536
	AUTO MANUFACTURERS - 2.2%
870	Bayerische Motoren Werke AG	94,318
1,533	Daimler AG	130,033
5,000	Ferrari NV	599,798
6,778	Fiat Chrysler Automobiles NV	137,559
18,000	Geely Automobile Holdings Ltd	51,833
300	Honda Motor Co Ltd	10,271
6,700	Nissan Motor Co Ltd	68,953
28,566	Peugeot SA	686,829
900	Subaru Corp.	29,526
9,600	Suzuki Motor Corp.	514,798
4,600	Toyota Motor Corp.	295,940
51	Volkswagen AG (preference shares)	10,122
68,156	Volvo AB	1,239,045
		3,869,025
	AUTO PARTS & EQUIPMENT - 2.7%
4,700	Aisin Seiki Co. Ltd.	253,672
898	Cie Generale des Etablissements Michelin SCA	132,418
532	Continental AG	146,755
3,500	Denso Corp.	190,287
7,146	Faurecia SA	577,581
641	Georg Fischer AG *	855,470

4,685	Hella KGaA Hueck & Co. KGaA	307,683
31,700	JTEKT Corp.	458,435
7,025	Magna International, Inc.	395,427
1,300	NGK Insulators Ltd.	22,198
4,191	Rheinmetall AG	594,549
10,400	Sumitomo Electric Industries Ltd. *	157,100
10,600	Tokai Rika Co. Ltd. *	213,595
7,900	Toyoda Gosei Co. Ltd. *	180,433
9,300	Toyota Boshoku Corp.	189,673
		4,675,276
	BANKS - 12.9%
3,702	Aareal Bank AG	176,380
7,431	ABN AMRO GROUP N.V.	223,632
547,000	Agricultural Bank of China Ltd.	310,847
1,000	Aozora Bank Ltd.	39,774
87,008	Banco Bilbao Vizcaya Argentaria SA	687,947
8,500	Banco Bradesco SA *	99,127
24,600	Banco Bradesco SA (Preference Shares) *	292,512
55,170	Banco Comercial Portugues, S.A.	18,455
9,300	Banco do Brasil SA *	115,676
20,600	Banco Santander Brasil SA	247,924
44,964	Banco Santander SA *	292,808
145,100	Bank Mandiri Persero Tbk PT	80,889
942,000	Bank of China Ltd.	506,510
108,000	Bank of Communications Co. Ltd.	84,630
26,384	Bank of Nova Scotia	1,624,072
303,000	Bank Rakyat Indonesia Persero Tbk PT	79,230
3,189	Bankia SA	14,272
7,000	Barclays Africa Group Ltd.	112,071
5,938	BNP Paribas SA	439,413
22,000	BOC Hong Kong Holdings Ltd.	107,080
214,000	China CITIC Bank Corp Ltd.	146,151
793,000	China Construction Bank Corp.	814,390
288,000	China Minsheng Banking Corp Ltd.	279,989
119,000	Chongqing Rural Commercial Bank Co. Ltd.	91,127
7,854	Commerzbank AG	101,847
454	Credicorp Ltd.	103,076
611	Credit Agricole SA	9,923
20,222	Danske Bank A/S	752,040
13,000	DBS Group Holdings Ltd.	272,630
12,020	DNB ASA	232,945
1,949	Erste Group Bank AG	97,797
92,270	FirstRand Ltd. *	520,972
19,100	Grupo Financiero Banorte SAB de CV	115,373
60,321	HSBC Holdings PLC	563,051
529,000	Industrial & Commercial Bank of China Ltd.	453,623
46,460	ING Groep NV	782,802
83,542	Intesa Sanpaolo SpA	303,455
72,600	Itau Unibanco Holding SA (Preference Shares) *	1,128,013
6,687	KBC Group NV	581,602
10,417	Macquarie Group Ltd.	822,208
119,700	Malayan Banking Bhd	325,554
21,247	Mediobanca SpA	249,495
6,100	Mitsubishi UFJ Financial Group, Inc.	39,938
275,900	Mizuho Financial Group, Inc.	496,802
20,218	National Australia Bank Ltd.	441,829
1,608	National Bank of Canada	75,632
22,234	Natixis SA	182,060
11,278	OTP Bank PLC	507,394
14,800	Oversea-Chinese Banking Corp. Ltd.	144,693
18,800	Public Bank Bhd	116,649

36,900	Resona Holdings, Inc.	196,002
13,846	Royal Bank of Canada	1,068,803
2,800	Senshu Ikeda Holdings, Inc. *	10,637
34,790	Skandinaviska Enskilda Banken AB	363,237
27,737	Standard Bank Group Ltd.	511,913
40,800	Sumitomo Mitsui Financial Group, Inc.	1,707,577
12,400	Sumitomo Mitsui Trust Holdings, Inc.	501,713
92,700	Thanachart Capital PCL - NVDR *	154,154
20,979	Toronto-Dominion Bank	1,189,664
1,349	UniCredit SpA	28,184
1,800	United Overseas Bank Ltd.	37,749
12,261	Westpac Banking Corp.	269,165
		22,345,107
	BEVERAGES - 2.0%
69,500	Ambev SA	506,257
943	Anheuser-Busch InBev SA	103,542
4,724	Carlsberg A/S	561,808
12,000	China Resources Beer Holdings Co. Ltd.	51,986
46,474	Diageo PLC	1,572,474
6,500	Kirin Holdings Co. Ltd.	171,958
3,331	Pernod Ricard SA	554,069
576	Royal Unibrew	38,033
		3,560,127
	BASE METALS - 0.1%
21,573	OZ Minerals Ltd.	148,763

	BIOTECHNOLOGY- 0.6%
4,000	3SBio, Inc.	9,011
3,509	CSL Ltd.	418,433
416	Genmab *	89,091
2,251	H Lundbeck	125,458
7,146	Shire PLC	357,922
		999,915
	BUILDING MATERIALS- 0.9%
47,900	Cemex Sab De CV	31,516
21,340	Cie de Saint-Gobain	1,124,861
47,229	CSR Ltd.	187,656
8,191	Norbord, Inc.	296,763
1	Sika AG	7,816
		1,648,612
	CHEMICALS - 3.4%
3,660	Arkema SA	477,133
18,250	BASF SE *	1,851,020
2,866	Covestro AG	281,487
24,100	Daicel Corp.	261,508
2,300	DIC Corp.	76,342
3,500	Hitachi Chemical Co. Ltd. *	77,142
1,600	JSR Corp.	35,551
14,347	Koninklijke DSM NV	1,422,866
161	Linde AG	32,275
4,269	Methanex Corp.	258,441
20,700	Mitsubishi Chemical Holdings Corp.	198,533
4,000	NITTO DEKNO Corp.	297,583
159,300	PTT Global Chemical PCL - NVDR	482,689
511	Solvay SA	70,921
5,000	Sumitomo Chemical Co. Ltd.	28,585
2,300	Tokai Carbon Co. Ltd.	33,500
1,036	Victrex PLC	37,321
49	Wacker Chemie AG	8,036
		5,930,933

	COAL - 0.1%
188,800	Bukit Asam PerseroTBK PT *	40,318
46,000	China Shenhua Energy Co. Ltd.	114,292
2,900	Whitehaven Coal Ltd.	9,899
		164,509
	COMMERCIAL SERVICES - 0.7%
10,560	Atlantia SpA	326,629
67,654	G4S PLC	235,460
362	Intertek Group PLC	23,664
115	New Oriental Education & Technology Group, Inc. - ADR	10,080
1,000	Nihon M&A Center, Inc.	34,180
673	Randstad Holding NV	44,215
117	SGS SA	286,880
1,754	Wirecard AG	206,915
		1,168,023
	COMPUTERS - 1.0%
4,329	Atos SE	591,499
8,596	BlackBerry Ltd. *	98,745
1,427	Capgemini SE	177,606
3,661	CGI Group, Inc.	210,985
1,657	Check Point Software Technologies Ltd.	164,606
52,000	Fujitsu Ltd.	312,440
600	Itochu Techno-Solutions Corp.	12,248
42,000	Lenovo Group Ltd.	21,459
3,627	Logitech International SA	132,414
2,007	Tieto OYJ	66,842
		1,788,844
	COSMETICS - 2.0%
1,283	Beiersdorf AG	145,198
9,524	Essity AB *	262,243
8,400	Kao Corp.	626,505
1,700	Pigeon Corp.	76,168
12,100	Pola Orbis Holdings, Inc.	500,042
64,780	Svenska Cellulosa AB SCA	687,806
10,391	Unilever NV (Dutch Certificate)	586,190
10,317	Unilever PLC	572,468
		3,456,620
	DISTRIBUTION/WHOLESALE - 0.6%
35,836	Inchcape PLC	347,371
46,000	Li & Fung Ltd.	22,507
4,300	Mitsubishi Corp.	114,242
29,500	Mitsui & Co. Ltd.	502,069
7,800	Sojitz Corp.	24,570
		1,010,759
	DIVERSIFIED FIANNCIAL SERVICES- 1.5%
1,144	ASX Ltd.	49,193
6,006	Azimut Holding SpA	128,857
96,000	Daiwa Securities Group, Inc.	610,482
2,441	Deutsche Boerse AG	332,028
4,363	Euronext NV	318,731
7,900	Hitachi Capital Corp. *	197,519
9,300	Hong Kong Exchanges & Clearing Ltd.	302,404
9,333	Man Group PLC	22,466
12,200	Mitsubishi UFJ Lease & Finance Co. Ltd. *	71,927
49	Partners Group Holding AG	36,330
10,025	Schroders PLC	448,894
		2,518,831
	ELECTRIC- 1.5%
5,415	A2A SpA	10,352
3,000	CLP Holdings Ltd.	30,542
68,000	Datang International Power Generation Co. Ltd.	20,361
42,278	E.ON SE	469,000

533	Endesa SA	11,724
19,282	Enel SpA *	117,858
31,368	Engie SA *	522,924
4,277	Fortum OYJ *	91,788
19,900	Hokuriku Electric Power Co. *	172,897
5,283	Origin Energy Ltd.	35,255
801	RWE AG	19,761
24,900	Shikoku Electric Power Co. Inc. *	297,114
16,522	SSE PLC	295,740
61,500	Tenaga Nasional Bhd	256,939
74,500	Tokyo Electric Power Co. Holdings, Inc. *	289,314
888	Uniper SE	27,030
		2,668,599
	ELECTRICAL COMPONENT & EQUIPMENT - 0.1%
10,800	Casio Computer Co. Ltd.	158,827
1,514	Leoni AG	96,675
		255,502
	ELECTRONICS- 1.0%
14,654	Electrocomponents PLC	123,381
4,600	Hoya Corp.	229,632
15,338	Koninklijke Philips NV *	587,879
800	Kyocera Corp.	44,585
2,300	Murata Manufacturing Co. Ltd.	313,371
600	Screen Holdings Co. Ltd.	53,089
600	Taiyo Yuden Co. Ltd. *	9,929
13,600	Venture Corp. Ltd.	291,540
		1,653,406
	ENERGY-ALTERNATE SOURCES- 0.1%
1,457	Landis+Gyr Group AG	112,516

	ENGINEERING & CONSTRUCTION - 1.8%
7,572	ACS Actividades de Construccion y Servicios SA	294,738
331	Aena SME SA	66,619
1,797	Bouygues SA	89,971
157,000	China Communications Construction Co. Ltd.	161,235
110,000	China Communications Services Corp. Ltd.	65,734
174,000	China Railway Construction Corp. Ltd.	174,259
178,000	China Railway Group Ltd.	123,380
7,421	CIMIC Group Ltd.	253,136
42	Flughafen Zurich AG	9,246
3,788	HOCHTIEF AG	706,721
7,168	JM AB *	162,193
3,900	Kandenko Co. Ltd. *	44,336
72,000	Metallurgical Corp. of China Ltd.	20,550
3,553	NCC AB *	67,328
31,970	Sydney Airport *	164,547
7,575	Vinci SA	744,358
		3,148,351
	ENTERTAINEMENT - 0.7%
20,016	Aristocrat Leisure Ltd.	369,400
374,600	Genting Singapore PLC	308,524
5,200	Sankyo Co. Ltd.	180,912
8,100	Toho Co. Ltd.	266,953
10,828	William Hill PLC	50,171
		1,175,960
	FOOD - 3.1%
23,479	Associated British Foods PLC	820,445
38	Barry Callebaut AG	74,127
900	BRF SA	6,182
220	Danone SA	17,784
8,145	Distribuidora Internacional de Alimentacion SA	34,529

16,500	Indofood Sukses Makmur Tbk PT	8,629
40,900	JBS SA	114,937
5,307	Jeronimo Martins SGPS SA	96,630
21,773	Koninklijke Ahold Delhaize NV	515,253
2,720	Magnit PJSC - GDR	50,143
3,751	Maple Leaf Foods, Inc.	91,357
3,094	Metro AG	54,756
14,500	Minerva SA *	32,851
11,165	Nestle SA	881,681
6,200	Nichirei Corp. *	166,966
7,000	Nippon Suisan Kaisha Ltd.	36,135
40,511	Orkla ASA	434,163
305	Salmar ASA	12,478
5,800	Seven & i Holdings Co. Ltd.	247,161
26,518	SSP Group PLC	227,475
25,525	Suedzucker AG	432,895
7,689	Tate & Lyle PLC	58,741
1,479	Wesfarmers Ltd.	47,148
220,000	WH Group Ltd.	234,344
113,475	Wm Morrison Supermarkets PLC	339,855
11,014	Woolworths Group Ltd. *	222,106
8,448	Woolworths Holdings Ltd.	42,779
1,200	Yamazaki Baking Co. Ltd. *	24,993
		5,326,543
	FOOD SERVICE - 0.8%
5,416	Bid Corp. Ltd.	117,816
62,008	Compass Group PLC	1,266,065
		1,383,881
	FOREST PRODUCTS & PAPER - 0.3%
1,384	Stora Enso OYJ	25,404
4,600	Suzano Papel E Celulose SA	46,352
11,402	UPM-Kymmene OYJ	422,085
		493,841
	GAS - 0.1%
55,807	Centrica PLC	111,323

	HAND/MACHINE TOOLS - 0.8%
600	Disco Corp. *	125,924
400	DMG Mori Seiki Co. Ltd. *	7,364
27,506	Sandvik AB	500,703
2,820	Schindler Holding AG	606,642
20,500	Techtronic Industries Co. Ltd.	119,500
		1,360,133
	HEALTHCARE-PRODUCTS - 0.8%
5,428	Aspen Pharmacare Holdings Ltd.	118,861
4,055	Cochlear Ltd.	564,909
24,000	Hengan International Group Co. Ltd.	222,316
16,661	Smith & Nephew PLC	311,082
266	Straumann Holding AG	167,222
		1,384,390
	HEALTHCARE-SERVICES - 0.4%
5,534	Fresenius Medical Care AG & Co. KGaA	564,761
446	Fresenius SE & Co. KGaA	34,041
300	Miraca Holdings, Inc.	11,707
		610,509
	HOLDING COMPANIES-DIVERS - 0.4%
18,300	Alfa SAB de CV	23,359
16,976	Barloworld Ltd.	237,918
11,139	Remgro Ltd.	208,702
53,000	Wharf Holdings Ltd.	181,995
		651,974

	HOME BUILDERS - 0.8%
600	Haseko Corp.	9,111
11,413	Persimmon PLC	405,057
5,800	Sekisui Chemical Co. Ltd.	100,348
21,000	Sekisui House Ltd.	381,495
181,006	Taylor Wimpey PLC	468,728
1,802	Yit Oyj	15,070
		1,379,809
	HOME FURNISHINGS - 0.3%
3,296	Electrolux AB	103,310
7,900	Sony Corp.	379,586
		482,896
	INSURANCE - 4.6%
1,442	Aegon NV	9,711
62,000	AIA Group Ltd.	524,547
3,441	Allianz SE	776,133
2,584	Assicurazioni Generali SpA	49,655
26,832	Aviva PLC	186,657
15,244	AXA SA	404,953
89,000	China Life Insurance Co. Ltd.	244,945
2,600	Dai-ichi Life Holdings, Inc.	47,551
4,188	Direct Line Insurance Group PLC	22,401
775	Helvetia Holding AG	460,905
32,800	Japan Post Holdings Co. Ltd.	396,314
75,223	Legal & General Group PLC	272,038
46,758	Manulife Financial Corp.	867,521
75,913	Medibank Pvt Ltd.	168,864
47,411	MMI Holdings Ltd.	87,950
20,100	MS&AD Insurance Group Holdings, Inc.	619,159
337	Muenchener Rueckversicherungs-Gesellschaft AG	78,271
1,094	NN Group NV	48,490
131,454	Old Mutual PLC	448,544
163,000	People’s Insurance Co. Group of China Ltd.	76,222
48,000	PICC Property & Casualty Co. Ltd.	84,033
48,000	Ping An Insurance Group Co. of China Ltd.	488,055
1,300	Sampo Oyj	72,362
41,276	Sanlam Ltd.	297,149
17,902	Sun Life Financial, Inc.	734,687
1,737	Swiss Re AG	176,457
289	Talanx AG	12,561
5,700	Tokio Marine Holdings, Inc.	255,817
1,877	Topdanmark A/S	88,138
		8,000,090
	INTERNET - 3.3%
10,390	Alibaba Group Holding Ltd. - ADR	1,906,981
223	ASOS PLC	21,773
21,174	Auto Trader Group PLC	104,138
2,141	Baidu, Inc. - ADR	477,850
200	en-japan, Inc. *	11,171
4,550	JD.com, Inc. - ADR	184,230
563	Shopify, Inc.	70,010
899	SINA Corp.	93,739
50,100	Tencent Holdings Ltd.	2,614,701
1,335	Weibo Corp. - ADR	159,586
401	YY, Inc. - ADR	42,185
		5,686,364
	IRON/STEEL- 0.6%
3,350	ArcelorMittal	105,884
27,750	BlueScope Steel Ltd.	321,200
3,700	Cia Siderurgica Nacional SA *	9,875
23,878	Evraz PLC	145,540

13,200	Gerdau SA (preference shares) *	61,798
900	Kobe Steel Ltd.	8,827
15,100	Metalurgica Gerdau SA	32,530
24,272	SSAB AB	136,216
14,400	Usinas Siderurgicas De Minas Gersais SA *	47,139
19,300	Vale SA *	246,273
		1,115,282
	LEISURE TIME- 0.8%
370	Amer Sports Oyj	11,408
3,829	Carnival PLC	246,007
2,755	CTS Eventim AG & Co. KGaA	128,956
319,827	Thomas Cook Group PLC	530,309
23,742	TUI AG	508,905
		1,425,585
	LODGING - 0.2%
25,000	Galaxy Entertainment Group Ltd.	226,960
11,535	NH Hotel Group SA	90,580
		317,540
	MACHINERY-CONSTRUCTION & MINING- 0.9%
8,968	Atlas Copco AB	386,784
135,000	Hitachi Ltd.	968,674
3,800	Komatsu Ltd.	125,237
55,800	United Tractors Tbk PT	129,697
		1,610,392
	MACHINERY-DIVERSIFIED- 0.4%
5,000	Amada Holdings Co. Ltd.	59,944
1,312	Bucher Industries AG	545,845
200	FANUC Corp.	49,967
6,501	OC Oerlikon Corp. AG *	114,392
		770,148
	MEDIA- 1.4%
219,400	Astro Malaysia Holdings Bhd	115,713
49,884	Mediaset Espana Comunicacion SA	507,118
3,569	Naspers Ltd.	871,060
9,068	Pearson PLC	95,277
20,066	Quebecor, Inc.	383,343
19,806	Television Francaise 1	268,673
3,099	Thomson Reuters Corp.	119,681
5,500	Tokyo Broadcasting System Holdings, Inc. *	115,534
		2,476,399
	METAL FABRICATE/HARDWARE- 0.4%
1,177	Aurubis AG	98,838
16,231	Bodycote PLC	203,781
15,800	NSK Ltd.	209,181
4,900	NTN Corp.	20,227
9,743	Sims Metal Management Ltd.	107,915
		639,942
	MINING- 2.1%
14,096	Anglo American PLC	328,444
13,498	Anglo American PLC *	314,736
11,947	Barrick Gold Corp.	148,729
35,011	BHP Billiton Ltd.	757,585
13,802	BHP Billiton PLC	271,757
6,435	Boliden AB	224,750
73,719	Centamin PLC	159,618
2,281	Detour Gold Corp.	23,071
69	Eramet	9,487
18,156	Glencore PLC	90,110
2,029	Iluka Resources Ltd.	16,435
81,000	Jiangxi Copper Co. Ltd.	115,592
751	Mineral Resources Ltd.	9,787

27,056	Regis Resources Ltd.	94,013
3,497	Rio Tinto Ltd.	195,009
13,060	Rio Tinto PLC	661,556
20,035	South32 Ltd.	49,484
1,258	Southern Copper Corp.	68,158
3,206	Teck Resources Ltd.	82,509
		3,620,830
	MISCELLANEOUS MANUFACTURING- 0.6%
3,826	Aalberts Industries NV *	194,616
506	Ansell Ltd.	9,804
9,300	FUJIFILM Holdings Corp.	366,928
1,200	Nikon Corp.	21,427
20,435	Smiths Group PLC	433,864
10,000	Toshiba Corp.	28,773
		1,055,412
	OFFICE/BUSINESS EQUIPMENT- 0.7%
33,700	Canon, Inc.	1,219,981

	OIL & GAS- 6.2%
285,537	Beach Energy Ltd.	266,111
83,286	BP PLC	559,925
20,359	Caltex Australia Ltd.	490,354
4,580	Canadian Natural Resources Ltd.	143,874
536,000	China Petroleum & Chemical Corp.	470,553
405,000	CNOOC Ltd.	596,537
3,863	DCC PLC	355,488
78,823	Ecopetrol SA	73,797
19,615	Enerplus Corp.	220,455
21,750	Eni SpA	382,193
4,843	Galp Energia SGPS SA	91,159
16,741	Husky Energy, Inc.	239,445
2,309	Neste Oyj	160,728
677	Novatek PJSC - GDR	92,749
65,857	Oil Search Ltd.	361,187
6,841	OMV AG	397,786
4,935	Parex Resources, Inc.	69,360
418,000	PetroChina Co. Ltd.	287,071
27,000	Petroleo Brasileiro SA *	190,095
35,600	Petroleo Brasileiro SA (Preference Shares) *	229,328
29,800	PTT Exploration & Production PCL - NVDR *	109,117
18,100	PTT PCL - NVDR	317,199
48,866	Repsol SA	866,311
27,805	Royal Dutch Shell PLC	871,174
21,418	Royal Dutch Shell PLC	684,129
7,852	Santos Ltd.	30,536
37,382	Statoil ASA	879,204
30,897	Suncor Energy, Inc.	1,066,207
20,500	Thai Oil PCL *	59,494
1,493	Total SA	84,702
2,800	Ultrapar Participacoes SA *	60,253
2,863	Woodside Petroleum Ltd.	64,213
		10,770,734
	OIL & GAS SERVICES- 0.1%
31,790	Saipem SpA	124,406
563	SBM Offshore NV	8,998
306	TGS Nopec Geophysical Co. ASA	7,458
		140,862
	PHARMACEUTICALS- 5.0%
4,717	Amplifon SpA	83,827
47,100	Astellas Pharma, Inc.	715,690
1,426	AstraZeneca PLC	97,929

4,860	Bayer AG	548,636
58,508	GlaxoSmithKline PLC	1,144,127
2,112	Grifols SA	59,767
8,700	Hypermarcas SA	94,366
4,102	Indivior PLC *	23,454
252	Ipsen SA	39,097
400	Kissei Pharmaceutical Co. Ltd.	10,780
6,600	Medipal Holdings Corp. *	136,406
12,659	Novartis AG	1,021,339
6,190	Novo Nordisk AS	303,837
8,477	Roche Holding AG	1,939,548
9,931	Sanofi	797,917
7,400	Shionogi & Co. Ltd.	381,655
10,300	Sumitomo Dainippon Pharma Co. Ltd.	170,262
1,254	Teva Pharmaceutical Industries Ltd.	21,274
10,865	Teva Pharmaceutical Industries Ltd. - ADR	185,683
9,882	UCB SA	804,311
		8,579,905
	PRIVATE EQUITY- 0.1%
2,232	Brookfield Asset Management, Inc.	86,943

	REAL ESTATE- 2.1%
263,700	CapitaLand Ltd.	717,920
66,000	China Overseas Land & Investment Ltd.	229,158
22,000	CK Asset Holdings Ltd.	184,588
18,000	Country Garden Holdings Co. Ltd.	37,063
4,000	Daito Trust Construction Co. Ltd.	677,386
475	Fabege AB *	10,255
10,000	Hang Lung Properties Ltd.	23,292
40,500	Hongkong Land Holdings Ltd.	279,045
10,600	Mitsubishi Estate Co. Ltd.	174,424
58,000	Shanghai Industrial Holdings Ltd.	151,128
33,000	Sun Hung Kai Properties Ltd.	521,387
99,600	Swire Properties Ltd.	348,993
30,000	Wharf Real Estate Investment Co. Ltd.	195,329
		3,549,968
	REAL ESTATE INVESTMENT TRUSTS - 1.3%
138,100	Ascendas Real Estate Investment Trust	276,979
411,200	CapitaLand Mall Trust *	652,250
106,489	GPT Group (The)	387,175
17,044	Klepierre SA	686,491
7,259	Stockland *	22,439
1,284	Unibail-Rodamco SE	293,165
		2,318,499
	RETAIL- 0.8%
137,900	Astra International Tbk PT	73,119
145,200	Chow Tai Fook Jewellery Group Ltd.	165,397
115	Cie Financiere Richemont SA	10,299
2,405	Dollarama, Inc.	292,088
200	Fast Retailing Co. Ltd.	78,872
106	Galenica AG	5,590
1,594	JD Sports Fashion PLC	7,498
1,300	Lawson, Inc.	88,500
22,500	Lifestyle International Holdings Ltd.	36,868
144,300	Matahari Department Store Tbk PT	114,769
300	Nitori Holdings Co. Ltd.	52,144
17,390	Steinhoff International Holdings NV	4,843
8,000	Takashimaya Co. Ltd. *	76,201
125,800	Wal-Mart de Mexico SAB de CV	317,024
327	Yum China Holdings, Inc.	13,571
		1,336,783

	SEMICONDUCTORS-1.3%
3,500	Advantest Corp.	72,238
493	Aixtron SE	9,504
700	ASM Pacific Technology Ltd.	9,775
1,298	ASML Holding NV	255,655
3,325	BE Semiconductor Industries NV	339,612
3,636	Dialog Semiconductor PLC	86,282
6,919	Infineon Technologies AG	184,993
179	Siltronic AG	30,545
2,579	STMicroelectronics NV	57,045
23,949	STMicroelectronics NV	529,725
2,700	Tokyo Electron Ltd.	487,828
3,200	Ulvac, Inc. *	177,226
		2,240,428
	SOFTWARE- 1.7%
10,321	Amadeus IT Group SA	761,343
29,000	Gree, Inc.	165,792
3,200	Konami Holdings Corp.	160,075
1,116	Momo, Inc. - ADR	41,716
921	NetEase, Inc. - ADR	258,239
13,600	Nihon Unisys Ltd. *	290,798
11,489	SAP SE	1,200,605
183	Software AG	9,570
433	Temenos Group AG	51,728
457	Ubisoft Entertainment SA	38,511
		2,978,377
	TELECOMMUNICATIONS- 3.6%
296,200	America Movil SAB de CV	279,916
65,500	China Mobile Ltd.	600,477
494,000	China Telecom Corp. Ltd.	217,785
772	Deutsche Telekom AG *	12,580
1,161	GN Store Nord A/S	40,878
13,600	KDDI Corp.	345,978
141,548	Koninklijke KPN NV	424,240
3,876	Mobile TeleSystems PJSC - ADR	44,148
21,700	Nippon Telegraph & Telephone Corp.	1,000,220
50,400	NTT Docomo, Inc.	1,274,573
9,402	Orange SA	159,397
1,186	Rogers Communications, Inc.	52,932
28,825	Telefonica SA	284,596
11,816	Telenor ASA	266,392
160,797	Telstra Corp. Ltd.	387,286
12,300	TIM Participacoes SA	53,218
5,928	Vodacom Group Ltd.	76,582
288,836	Vodafone Group PLC	786,939
		6,308,137
	TOYS/GAMES/HOBBIES- 0.2%
800	Nintendo Co. Ltd.	350,992

	TRANSPORTATION- 2.3%
12	AP Moller - Maersk A/S	18,500
2,488	bpost SA	56,179
3,475	Canadian National Railway Co.	253,796
1,264	Canadian Pacific Railway Ltd.	222,750
600	Central Japan Railway Co.	113,456
25,514	Deutsche Post AG	1,114,561
878	DSV A/S	68,709
7,900	East Japan Railway Co.	733,322
8,700	Mitsubishi Logistics Corp.	181,117
5,200	Nippon Express Co. Ltd.	339,821
6,950	Royal Mail PLC	52,725
152,000	Sinotrans Ltd.	83,473
10,400	West Japan Railway Co.	730,983
		3,969,392
	WATER- 0.3%
6,228	Severn Trent PLC	161,104
18,262	Veolia Environnement SA	432,234
		593,338

	TOTAL COMMON STOCKS (Cost - $151,871,098)	151,360,540

	SHORT-TERM INVESTMENT - 2.4%
	MONEY MARKET FUND - 2.4%
4,092,030	Fidelity Investments Money Market - Government Portfolio, Institutional Class to yield 1.49% (a)	4,092,030
	TOTAL SHORT-TERM INVESTMENT - (Cost -$4,092,030)	4,092,030

	TOTAL INVESTMENTS - 98.9% (Cost - $171,408,636)	$171,062,679
	OTHER ASSETS LESS LIABILITIES - NET - 1.1%	1,912,327
	TOTAL NET ASSETS - 100.0%	$172,975,006

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

*	Non-income producing security.

(a)	Money market rate shown represents the rate at March 31, 2018.

Futures Contracts
Description	Counterparty	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
LONG
Euro Stoxx 50 Index	Goldman Sachs	43	Jun-18	1,735,110	$(31,614)
FTSE 100 Index	Goldman Sachs	7	Jun-18	686,734	(8,144)
MSCI Emerging Market Index	Goldman Sachs	16	Jun-18	950,240	(26,498)
S&P/TSX 60 Index	Goldman Sachs	2	Jun-18	281,094	(4,009)
SPI 200 Index	Goldman Sachs	2	Jun-18	219,990	(8,768)
Yen Denom Nikkei	Goldman Sachs	15	Jun-18	1,514,457	10,629
					$(68,404)

Schedule of Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Units to Receive/Deliver		In Exchange For	U.S. $ Value	Unrealized Appreciation/ (Depreciation)
To Buy:
4/2/2018	Goldman Sachs	$1,732,180	MXN	$94,103	$94,896	$793
4/3/2018	Goldman Sachs	259,654	DKK	43,191	42,850	(341)
4/3/2018	Goldman Sachs	155,092	NOK	19,962	19,756	(206)
4/4/2018	Goldman Sachs	548,974	EUR	675,315	675,349	34
4/4/2018	Goldman Sachs	200,180	HKD	25,507	25,510	3
4/4/2018	Goldman Sachs	19,222	SGD	14,672	14,660	(12)
						271

To Sell:
4/2/2018	Goldman Sachs	$525	ILS	$150	$150	$—
4/3/2018	Goldman Sachs	243,854	AUD	187,543	187,049	494
4/3/2018	Goldman Sachs	226,587	CAD	175,746	175,761	(15)
4/3/2018	Goldman Sachs	48,092	CHF	50,533	50,234	299
4/3/2018	Goldman Sachs	118,744	GBP	166,740	166,596	144
4/3/2018	Goldman Sachs	66,249,148	JPY	623,756	623,052	704
4/3/2018	Goldman Sachs	4,922	MYR	1,274	1,272	2
4/3/2018	Goldman Sachs	144,950	SEK	17,483	17,312	171
4/3/2018	Goldman Sachs	322,862	ZAR	27,305	27,237	68
4/4/2018	Goldman Sachs	50,626	AUD	38,935	38,833	102
4/4/2018	Goldman Sachs	73,137	CHF	76,457	76,400	57
4/4/2018	Goldman Sachs	21,915	DKK	3,623	3,617	6
4/4/2018	Goldman Sachs	21,804	GBP	30,617	30,592	25
4/4/2018	Goldman Sachs	114,455	SEK	13,708	13,670	38
						2,095

Net unrealized appreciation on forward foreign currency contracts						$2,366

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	COMMON STOCKS - 98.5%
	ADVERTISING - 0.8%
36,478	Interpublic Group of Cos., Inc.	$840,088
9,460	Omnicom Group, Inc.	687,458
		1,527,546
	AEROSPACE/DEFENSE - 1.7%
4,876	Harris Corp.	786,401
8,378	HEICO Corp. - Class A	594,419
645	HEICO Corp.	55,992
10,223	Rockwell Collins, Inc.	1,378,572
1,879	TransDigm Group, Inc.	576,740
		3,392,124
	AIRLINES - 0.3%
6,457	Alaska Air Group, Inc.	400,076
3,337	Southwest Airlines Co.	191,143
		591,219
	APPAREL - 1.4%
5,468	Carter’s, Inc.	569,219
3,571	Michael Kors Holdings Ltd. *	221,688
14,611	Skechers U.S.A., Inc. *	568,222
16,574	VF Corp.	1,228,465
7,254	Wolverine World Wide, Inc.	209,641
		2,797,235
	AUTO MANUFACTURERS - 0.4%
11,383	PACCAR, Inc.	753,213

	AUTO PARTS & EQUIPMENT - 1.6%
14,183	Aptiv PLC	1,205,130
15,585	BorgWarner, Inc.	782,835
10,205	Delphi Technologies PLC	486,268
2,052	Lear Corp.	381,857
2,753	Tenneco, Inc.	151,057
1,887	WABCO Holdings, Inc. *	252,613
		3,259,760
	BANKS - 1.3%
830	Citizens Financial Group, Inc.	34,843
10,745	First Republic Bank	995,094
1,583	SVB Financial Group *	379,936
21,381	Western Alliance Bancorp *	1,242,450
		2,652,323
	BEVERAGES - 1.5%
4,601	Brown-Forman Corp. - Class A	245,371
21,504	Brown-Forman Corp. - Class B	1,169,818
10,439	Coca-Cola European Partners PLC	434,889
9,348	Dr. Pepper Snapple Group, Inc.	1,106,616
		2,956,694

	BIOTECHNOLOGY - 2.8%
2,940	ACADIA Pharmaceuticals, Inc. *	66,062
1,690	Alnylam Pharmaceuticals, Inc. *	201,279
6,503	BioMarin Pharmaceutical, Inc. *	527,198
4,776	Celgene Corp. *	426,067
23,245	Exelixis, Inc. *	514,877
7,905	Illumina, Inc. *	1,868,900
12,156	Incyte Corp. *	1,012,959
5,925	Ionis Pharmaceuticals, Inc. *	261,174
782	Regeneron Pharmaceuticals, Inc. *	269,290
6,533	Seattle Genetics, Inc. *	341,937
1,341	United Therapeutics Corp. *	150,675
		5,640,418
	BUILDING MATERIALS - 2.3%
36,571	Fortune Brands Home & Security, Inc.	2,153,666
2,547	Lennox International, Inc.	520,530
4,347	Martin Marietta Materials, Inc.	901,133
5,158	Masco Corp.	208,590
7,656	Vulcan Materials Co.	874,086
		4,658,005
	CHEMICALS - 2.7%
2,227	Air Products & Chemicals, Inc.	354,160
1,958	Albemarle Corp.	181,585
9,305	Celanese Corp.	932,454
5,449	Chemours Co.	265,421
5,119	FMC Corp.	391,962
11,112	Huntsman Corp.	325,026
5,515	International Flavors & Fragrances, Inc.	755,059
1,486	NewMarket Corp.	596,896
15,866	Univar, Inc. *	440,281
10,389	Versum Materials, Inc.	390,938
13,973	WR Grace & Co.	855,567
		5,489,349
	COMMERCIAL SERVICES - 7.1%
26,734	Booz Allen Hamilton Holding Corp.	1,035,140
1,493	Brink’s Co.	106,526
2,047	Cintas Corp.	349,177
1,875	Equifax, Inc.	220,894
5,207	Euronet Worldwide, Inc. *	410,936
6,683	FleetCor Technologies, Inc. *	1,353,307
5,472	Global Payments, Inc.	610,237
3,403	Green Dot Corp. *	218,336
12,483	H&R Block, Inc.	317,193
629	MarketAxess Holdings, Inc.	136,770
8,805	Moody’s Corp.	1,420,246
2,390	On Assignment, Inc. *	195,693
9,684	Robert Half International, Inc.	560,607
9,467	Rollins, Inc.	483,101
285	S&P Global, Inc.	54,452
10,995	ServiceMaster Global Holdings, Inc. *	559,096
2,898	Sotheby’s *	148,696
20,392	Square, Inc. *	1,003,286
19,373	Total System Services, Inc.	1,671,115
16,885	TransUnion *	958,730
4,893	United Rentals, Inc. *	845,168
18,182	Vantiv, Inc. *	1,495,288
12,645	Western Union Co.	243,163
		14,397,157

	COMPUTERS - 2.5%
10,191	CSRA, Inc.	420,175
12,193	Dell Technologies, Inc. - Class V *	892,650
16,694	DXC Technology Co.	1,678,248
4,343	EPAM Systems, Inc. *	497,360
5,528	Fortinet, Inc. *	296,190
16,459	NetApp, Inc.	1,015,356
954	Nutanix, Inc. *	46,851
8,308	Pure Storage, Inc. *	165,745
1,451	Western Digital Corp.	133,884
		5,146,459
	DISTRIBUTION/WHOLESALE - 1.5%
2,627	Fastenal Co.	143,408
17,845	HD Supply Holdings, Inc. *	677,039
6,108	KAR Auction Services, Inc.	331,054
1,858	Pool Corp.	271,677
5,282	Watsco, Inc.	955,884
2,302	WW Grainger, Inc.	649,786
		3,028,848
	DIVERSIFIED FINANCIAL SERVICES - 2.6%
494	Affiliated Managers Group, Inc.	93,653
5,620	Air Lease Corp.	239,524
268	Alliance Data Systems Corp.	57,046
5,353	Ameriprise Financial, Inc.	791,923
5,115	BGC Partners, Inc.	68,797
2,503	Eaton Vance Corp.	139,342
9,530	Intercontinental Exchange, Inc.	691,116
14,516	Invesco Ltd.	464,657
4,396	Legg Mason, Inc.	178,697
2,556	Mastercard, Inc.	447,709
4,623	Moelis & Co.	235,080
1,918	OneMain Holdings, Inc. *	57,425
8,966	Raymond James Financial, Inc.	801,650
16,437	TD Ameritrade Holding Corp.	973,564
		5,240,183
	ELECTRIC - 0.1%
1,244	IDACORP, Inc.	109,808

	ELECTRICAL COMPONENTS & EQUIPMENT- 1.1%
364	Acuity Brands, Inc.	50,665
555	Advanced Energy Industries, Inc. *	35,464
14,810	AMETEK, Inc.	1,125,116
6,351	Hubbell, Inc.	773,425
2,023	Universal Display Corp.	204,323
		2,188,993
	ELECTRONICS - 5.0%
24,943	Agilent Technologies, Inc.	1,668,687
12,798	Allegion PLC	1,091,541
24,490	Amphenol Corp.	2,109,324
2,256	Arrow Electronics, Inc. *	173,757
1,451	FLIR Systems, Inc.	72,565
16,644	Fortive Corp.	1,290,243
2,908	Garmin Ltd	171,368
2,486	Mettler-Toledo International, Inc. *	1,429,525
7,233	Sensata Technologies Holding NV *	374,886
765	SYNNEX Corp.	90,576
7,930	Waters Corp. *	1,575,294
		10,047,766

	ENTERTAINMENT - 1.1%
3,255	Dolby Laboratories, Inc.	206,888
9,941	Lions Gate Entertainment Corp. - Class A	239,379
6,139	Lions Gate Entertainment Corp. - Class B	158,570
11,667	Live Nation Entertainment, Inc. *	491,647
12,025	Six Flags Entertainment Corp.	748,676
2,043	Vail Resorts, Inc.	452,933
		2,298,093
	ENVIRONMENTAL CONTROL - 0.2%
7,540	Republic Services, Inc.	499,374

	FOOD - 2.2%
5,909	Blue Buffalo Pet Products, Inc. *	235,237
5,236	Hershey Co.	518,155
25,531	Kellogg Co.	1,659,770
2,706	Lamb Weston Holdings, Inc.	157,543
14,034	McCormick & Co., Inc.	1,493,077
10,407	Performance Food Group Co. *	310,649
		4,374,431
	FOREST PRODUCTS & PAPER - 0.6%
21,887	International Paper Co.	1,169,422

	HAND/MACHINE TOOLS - 0.2%
2,287	Lincoln Electric Holdings, Inc.	205,716
1,371	Stanley Black & Decker, Inc.	210,037
		415,753
	HEALTHCARE PRODUCTS - 4.1%
1,542	ABIOMED, Inc. *	448,707
4,550	Align Technology, Inc. *	1,142,641
3,825	Danaher Corp.	374,506
16,820	Edwards Lifesciences Corp. *	2,346,726
1,407	Henry Schein, Inc. *	94,564
12,745	Hill-Rom Holdings, Inc.	1,108,815
4,789	Hologic, Inc. *	178,917
8,215	IDEXX Laboratories, Inc. *	1,572,269
759	Masimo Corp. *	66,754
1,613	ResMed, Inc.	158,832
580	Steris PLC	54,149
3,484	Varian Medical Systems, Inc. *	427,313
2,819	West Pharmaceutical Services, Inc.	248,890
		8,223,083
	HEALTHCARE - SERVICES - 0.9%
1,111	Humana, Inc.	298,670
2,125	IQVIA Holdings, Inc. *	208,484
2,685	Quest Diagnostics, Inc.	269,306
5,650	WellCare Health Plans, Inc. *	1,094,009
		1,870,469
	HOME BUILDERS - 1.0%
33,864	DR Horton, Inc.	1,484,598
83	NVR, Inc. *	232,400
5,894	Taylor Morrison Home Corp. *	137,212
1,519	Thor Industries, Inc.	174,943
		2,029,153
	HOME FURNISHINGS - 0.3%
766	Roku, Inc. *	23,823
3,394	Whirlpool Corp.	519,655
		543,478

	HOUSEWARE PRODUCTS/WARES - 1.1%
8,353	Avery Dennison Corp.	887,506
25,454	Church & Dwight Co., Inc.	1,281,863
1,012	Clorox Co.	134,707
		2,304,076
	INSURANCE - 1.8%
18,200	Arthur J. Gallagher & Co.	1,250,886
5,214	Athene Holding Ltd. *	249,281
3,049	Essent Group Ltd. *	129,765
33,497	Progressive Corp.	2,040,972
		3,670,904
	INTERNET - 3.5%
11,702	CDW Corp.	822,768
4,846	Etsy, Inc. *	135,979
7,199	Expedia, Inc.	794,842
3,051	F5 Networks, Inc. *	441,205
23,012	GoDaddy, Inc. *	1,413,397
3,071	Liberty Expedia Holdings, Inc. *	120,629
258	Netflix, Inc. *	76,200
6,424	Palo Alto Networks, Inc. *	1,166,084
23,239	Pandora Media, Inc. *	116,892
2,726	Snap, Inc. *	43,262
3,920	Symantec, Corp.	101,332
1,182	TripAdvisor, Inc. *	48,332
12,265	Twitter, Inc. *	355,808
3,767	VeriSign, Inc. *	446,616
1,929	Wayfair, Inc. *	130,265
3,238	Yelp, Inc. *	135,186
11,762	Zendesk, Inc. *	563,047
1,737	Zillow Group, Inc. *	93,798
		7,005,642
	INVESTMENT COMPANIES - 0.0% ^
1,158	Leucadia National Corp.	26,321

	IRON/STEEL - 0.1%
4,069	Steel Dynamics, Inc.	179,931

	LEISURE - 0.6%
5,061	Brunswick Corp.	300,573
12,036	Carnival Corp.	789,321
1,678	Polaris Industries, Inc.	192,165
		1,282,059
	LODGING - 1.2%
30,191	Extended Stay America, Inc.	596,876
8,063	Hilton Grand Vacations, Inc. *	346,870
6,595	Hilton Worldwide Holdings, Inc.	519,422
912	Wyndham Worldwide Corp.	104,360
4,442	Wynn Resorts Ltd.	810,043
		2,377,571
	MACHINERY - CONSTRUCTION & MINING - 0.1%
2,860	Oshkosh Corp.	220,992

	MACHINERY - DIVERSIFIED - 3.9%
350	AGCO Corp.	22,697
4,990	Cognex Corp.	259,430
7,262	Cummins, Inc.	1,177,098
28,905	Gates Industrial Corp. PLC *	506,127
9,356	Graco, Inc.	427,756
9,921	Rockwell Automation, Inc.	1,728,238
7,364	Roper Technologies, Inc.	2,067,001
15,196	Xylem, Inc.	1,168,876
4,409	Zebra Technologies Corp. *	613,689
		7,970,912
	MEDIA - 0.6%
3,822	AMC Networks, Inc. *	197,597
720	CBS Corp.	37,001
3,052	Comcast Corp.	104,287
1,429	Discovery Communications, Inc. *	27,893
2,471	FactSet Research Systems, Inc.	492,767
4,131	John Wiley & Sons, Inc.	263,145
		1,122,690
	METAL FABRICATE/HARDWARE - 0.1%
4,269	Worthington Industries, Inc.	183,225

	MINING - 0.2%
10,423	Newmont Mining Corp.	407,227

	MISCELLANEOUS MANUFACTURER - 1.7%
2,104	AO Smith Corp.	133,793
1,703	Crane Co.	157,936
10,445	Donaldson Co., Inc.	470,547
5,711	Hexcel Corp.	368,873
4,476	Illinois Tool Works, Inc.	701,210
17,827	Ingersoll-Rand PLC	1,524,387
277	Parker-Hannifin Corp.	47,375
		3,404,121
	OIL & GAS - 1.3%
17,005	Antero Resources Corp. *	337,549
21,939	Cabot Oil & Gas Corp.	526,097
11,270	Cimarex Energy Co.	1,053,745
1,031	Continental Resources, Inc. *	60,777
3,149	Devon Energy Corp.	100,107
18,852	Laredo Petroleum, Inc. *	164,201
7,904	Newfield Exploration Co. *	193,016
1,905	Parsley Energy, Inc. *	55,226
3,569	RSP Permian, Inc. *	167,315
1,068	Whiting Petroleum Corp. *	36,141
		2,694,174
	PACKAGING & CONTAINERS - 0.8%
3,018	Ball Corp.	119,845
16,140	Crown Holdings, Inc. *	819,105
5,445	Packaging Corp of America	613,652
		1,552,602
	PHARMACEUTICALS - 2.7%
2,811	Alkermes PLC	162,926
10,049	AmerisourceBergen Corp.	866,324
2,468	DexCom, Inc. *	183,027
3,934	Herbalife Ltd. *	383,447
4,878	Neurocrine Biosciences, Inc. *	404,533
652	TESARO, Inc. *	37,255
40,656	Zoetis, Inc.	3,395,183
		5,432,695

	PIPELINES - 0.8%
1,786	Cheniere Energy, Inc. *	95,462
20,497	ONEOK, Inc.	1,166,689
13,828	Williams Cos, Inc.	343,764
		1,605,915
	REAL ESTATE - 0.1%
1,549	Jones Lang LaSalle, Inc.	270,517

	REAL ESTATE INVESTMENT TRUSTS - 2.6%
3,149	Boston Properties, Inc.	388,020
2,847	CoreSite Realty Corp.	285,440
3,184	Digital Realty Trust, Inc.	335,530
7,868	Douglas Emmett, Inc.	289,228
14,140	Equity LifeStyle Properties, Inc.	1,241,068
4,199	Iron Mountain, Inc.	137,979
8,152	National Retail Properties, Inc.	320,048
7,434	Outfront Media, Inc.	139,313
10,048	Prologis, Inc.	632,924
3,008	SBA Communications Corp. *	514,127
6,733	Simon Property Group, Inc.	1,039,239
349	Ventas, Inc.	17,286
		5,340,202
	RETAIL - 7.1%
1,658	AutoZone, Inc. *	1,075,528
5,616	Burlington Stores, Inc. *	747,770
6,400	CarMax, Inc. *	396,416
1,407	Chipotle Mexican Grill, Inc. *	454,616
2,867	Copart, Inc. *	146,016
9,032	Darden Restaurants, Inc.	769,978
977	Dick’s Sporting Goods, Inc.	34,244
6,703	Dollar General Corp.	627,066
8,199	Dollar Tree, Inc. *	778,085
4,358	Domino’s Pizza, Inc.	1,017,854
1,624	Floor & Décor Holdings, Inc. *	84,643
6,821	Genuine Parts Co.	612,799
4,191	Kohl’s Corp.	274,552
9,494	Liberty Interactive Corp. *	238,964
3,153	Lithia Motors, Inc.	316,940
8,538	Lululemon Athletica, Inc. *	760,907
3,016	McDonald’s Corp.	471,642
6,764	Nordstrom, Inc.	327,445
3,590	O’Reilly Automotive, Inc. *	888,094
26,647	Ross Stores, Inc.	2,077,933
1,876	Target Corp.	130,251
5,857	Texas Roadhouse, Inc.	338,417
700	Tiffany & Co.	68,362
10,332	Tractor Supply Co.	651,123
3,386	Ulta Beauty, Inc. *	691,658
16,771	Yum China Holdings, Inc.	695,997
		14,677,300

	SEMICONDUCTORS - 6.4%
36,866	Advanced Micro Devices, Inc. *	370,503
18,819	Analog Devices, Inc.	1,714,975
18,889	Applied Materials, Inc.	1,050,417
5,220	Cavium, Inc. *	414,364
6,515	Cirrus Logic, Inc. *	264,704
1,962	IPG Photonics Corp. *	457,892
1,178	KLA-Tencor Corp.	128,414
10,027	Lam Research Corp.	2,037,085
30,121	Maxim Integrated Products, Inc.	1,813,887
3,511	Microsemi Corp. *	227,232
1,273	Monolithic Power Systems, Inc.	147,375
24,797	ON Semiconductor Corp. *	606,535
15,677	Skyworks Solutions, Inc.	1,571,776
7,962	Teradyne, Inc.	363,943
1,172	Texas Instruments, Inc.	121,759
24,498	Xilinx, Inc.	1,769,736
		13,060,597
	SOFTWARE - 11.8%
2,524	Adobe Systems, Inc. *	545,386
3,298	athenahealth, Inc. *	471,713
10,312	Atlassian Corp. PLC *	556,023
7,282	Autodesk, Inc. *	914,474
3,708	Black Knight, Inc. *	174,647
4,949	Box, Inc. *	101,702
15,098	Broadridge Financial Solutions, Inc.	1,656,100
11,631	Cadence Design Systems, Inc. *	427,672
15,486	CDK Global, Inc.	980,883
13,731	Cerner Corp. *	796,398
1,510	Citrix Systems, Inc. *	140,128
3,521	Dun & Bradstreet Corp.	411,957
816	Electronic Arts, Inc. *	98,932
11,719	Fidelity National Information Services, Inc.	1,128,540
69,938	First Data Corp. *	1,119,008
16,566	Fiserv, Inc. *	1,181,321
1,189	Guidewire Software, Inc. *	96,107
4,914	MSCI, Inc.	734,496
3,361	New Relic, Inc. *	249,117
8,210	Paychex, Inc.	505,654
12,408	Red Hat, Inc. *	1,855,120
8,583	ServiceNow, Inc. *	1,420,057
12,208	Splunk, Inc. *	1,201,145
25,267	SS&C Technologies Holdings, Inc.	1,355,322
14,968	Synopsys, Inc. *	1,245,936
8,352	Tableau Software, Inc. *	675,009
8,657	Take-Two Interactive Software, Inc. *	846,481
3,552	Twilio, Inc. *	135,615
1,758	Ultimate Software Group, Inc. *	428,425
13,201	Veeva Systems, Inc. *	963,937
11,651	Workday, Inc. *	1,480,959
75,497	Zynga, Inc. *	276,319
		24,174,583
	TELECOMMUNICATIONS - 1.1%
4,065	Arista Networks, Inc. *	1,037,795
1,980	LogMeIn, Inc.	228,789
5,959	Motorola Solutions, Inc.	627,483
6,878	Zayo Group Holdings, Inc. *	234,952
		2,129,019
	TOYS/GAMES/HOBBIES - 0.2%
3,819	Hasbro, Inc.	321,942

	TRANSPORTATION - 1.4%
10,549	Expeditors International of Washington, Inc.	667,752
1,261	JB Hunt Transport Services, Inc.	147,726
8,915	Landstar System, Inc.	977,530
1,095	Old Dominion Freight Line, Inc.	160,932
8,106	XPO Logistics, Inc. *	825,272
		2,779,212

	TOTAL COMMON STOCKS (Cost - $196,199,591)	199,494,785

	SHORT-TERM INVESTMENT - 1.3%
	MONEY MARKET FUND - 1.3%
2,643,051	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.49% (a)(Cost - $2,643,051)	2,643,051

	TOTAL INVESTMENTS - 99.8% (Cost - $198,842,642)	$202,137,836
	OTHER ASSETS LESS LIABILITIES - NET - 0.2%	435,183
	TOTAL NET ASSETS - 100.0%	$202,573,019

*	Non-income producing security.

^	Represents less than 0.05%

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Money market rate shown represents the rate at March 31, 2018.

Futures Contracts
Description	Counterparty	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
LONG
S&P 500 E-mini Future	Goldman Sachs	23	Jun-18	3,039,450	$(98,553)

Global Atlantic BlackRock Disciplined Small Cap Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	COMMON STOCKS - 97.9%
	AEROSPACE/DEFENSE - 1.3%
433	Aerojet Rocketdyne Holdings, Inc. *	$12,111
448	Curtiss-Wright Corp.	60,511
1,071	Esterline Technologies Corp. *	78,344
1,365	KLX, Inc. *	96,997
		247,963
	AGRICULTURE - 0.3%
987	Phibro Animal Health Corp.	39,184
133	Universal Corp.	6,451
846	Vector Group Ltd.	17,250
		62,885
	AIRLINES - 0.2%
923	Hawaiian Holdings, Inc.	35,720
225	SkyWest, Inc.	12,240
		47,960
	APPAREL - 1.0%
318	Columbia Sportswear Co.	24,305
1,821	Crocs, Inc. *	29,591
594	Deckers Outdoor Corp. *	53,478
415	Oxford Industries, Inc.	30,942
403	Perry Ellis International, Inc. *	10,397
1,352	Wolverine World Wide, Inc.	39,073
		187,786
	AUTO MANUFACTURERS - 0.1%
458	Navistar International Corp. *	16,016

	AUTO PARTS & EQUIPMENT - 1.2%
174	Cooper-Standard Holdings, Inc. *	21,369
2,773	Dana, Inc.	71,432
1,114	Meritor, Inc. *	22,904
865	Modine Manufacturing Co. *	18,295
1,530	Tenneco, Inc.	83,951
732	Tower International, Inc.	20,313
		238,264
	BANKS - 9.3%
183	Banner Corp.	10,155
4,714	Boston Private Financial Holdings, Inc.	70,946
2,030	Cadence BanCorp	55,277
330	Carolina Financial, Corp.	12,962
2,312	Cathay General Bancorp	92,434
3,332	CoBiz Financial, Inc.	65,307
79	Eagle Bancorp, Inc. *	4,728
783	FCB Financial Holdings, Inc. *	40,011
3,174	First Commonwealth Financial Corp.	44,849

1,031	First Connecticut Bancorp, Inc.	26,394
415	First Horizon National Corp.	7,814
1,398	Glacier Bancorp, Inc.	53,655
1,877	Guaranty Bancorp	53,213
2,010	Hanmi Financial Corp.	61,808
1,449	Heritage Commerce Corp.	23,880
2,097	Home BancShares, Inc.	47,833
464	HomeStreet, Inc. *	13,294
4,064	Hope Bancorp, Inc.	73,924
3,186	Independent Bank Corp.	72,959
404	International Bancshares Corp.	15,716
2,417	Lakeland Financial Corp.	111,738
1,051	MBT Financial Corp.	11,298
745	Merchants Bancorp	16,018
567	National Bank Holdings Corp.	18,853
502	Preferred Bank	32,228
1,047	QCR Holdings, Inc.	46,958
510	Republic Bancorp, Inc.	19,533
2,046	Sandy Spring Bancorp, Inc.	79,303
520	Shore Bancshares, Inc.	9,807
356	Sierra Bancorp	9,484
1,284	SmartFinancial, Inc. *	30,251
774	South State Corp.	66,022
37	Sterling Bancorp, Inc.	500
875	TriCo Bancshares	32,568
3,832	TriState Capital Holdings, Inc. *	89,094
1,395	United Bankshares, Inc.	49,174
4,616	United Community Banks, Inc.	146,096
191	Walker & Dunlop, Inc. *	11,349
1,154	West Bancorporation, Inc.	29,542
1,771	Wintrust Financial Corp.	152,395
		1,809,370
	BIOTECHNOLOGY - 3.9%
4,507	Achillion Pharmaceuticals, Inc. *	16,721
1,093	Alder Biopharmaceuticals, Inc. *	13,881
807	AMAG Pharmaceuticals, Inc. *	16,261
875	Amicus Therapeutics, Inc. *	13,160
298	Atara Biotherapeutics, Inc. *	11,622
350	Bluebird Bio, Inc. *	59,763
152	Blueprint Medicines Corp. *	13,938
441	Cambrex Corp. *	23,064
1,062	ChemoCentryx, Inc. *	14,443
905	CytomX Therapeutics, Inc. *	25,747
1,799	Dermira, Inc. *	14,374
313	Editas Medicine, Inc. *	10,376
510	Emergent BioSolutions, Inc. *	26,852
1,144	Exact Sciences Corp. *	46,138
1,244	FibroGen, Inc. *	57,473
216	Five Prime Therapeutics, Inc. *	3,711
1,472	Halozyme Therapeutics, Inc. *	28,836
269	Ligand Pharmaceuticals, Inc. *	44,428

270	Loxo Oncology, Inc. *	31,150
1,069	Medicines Co. *	35,213
807	Myriad Genetics, Inc. *	23,847
2,915	PDL BioPharma, Inc. *	8,570
648	Prothena Corp. PLC *	23,788
1,032	PTC Therapeutics, Inc. *	27,926
165	Puma Biotechnology, Inc. *	11,228
382	REGENXBIO, Inc. *	11,403
720	Retrophin, Inc. *	16,099
335	Sage Therapeutics, Inc. *	53,958
1,095	Sangamo Therapeutics, Inc. *	20,805
225	Spark Therapeutics, Inc. *	14,983
474	Spectrum Pharmaceuticals, Inc. *	7,627
258	Ultragenyx Pharmaceutical, Inc. *	13,155
2,039	Veracyte, Inc. *	11,337
2,433	ZIOPHARM Oncology, Inc. *	9,537
		761,414
	BUILDING MATERIALS - 1.8%
402	Boise Cascade Co.	15,517
2,392	Builders FirstSource, Inc. *	47,457
515	Continental Building Products, Inc. *	14,703
229	Cree, Inc. *	9,231
1,005	Griffon Corp.	18,341
178	JELD-WEN Holding, Inc. *	5,450
782	Louisiana-Pacific Corp.	22,498
540	Patrick Industries, Inc. *	33,399
828	PGT Innovations, Inc. *	15,442
716	Summit Materials, Inc. *	21,680
527	Trex Co., Inc. *	57,322
2,616	Universal Forest Products, Inc.	84,889
		345,929
	CHEMICALS - 2.7%
490	AdvanSix, Inc. *	17,042
1,297	Ferro Corp. *	30,116
1,697	GCP Applied Technologies, Inc. *	49,298
1,242	HB Fuller Co	61,765
587	Ingevity Corp. *	43,256
1,131	Innospec, Inc.	77,587
248	KMG Chemicals, Inc.	14,868
824	Koppers Holdings, Inc. *	33,866
306	Kraton Corp. *	14,599
1,298	PolyOne Corp.	55,191
1,116	Sensient Technologies Corp.	78,767
418	Stepan Co.	34,769
756	Tronox Ltd.	13,941
		525,065
	COAL - 0.2%
1,191	Peabody Energy Corp.	43,472

	COMMERCIAL SERVICES - 5.0%
577	Aaron’s, Inc.	26,888
575	AMN Healthcare Services, Inc. *	32,631
279	Avis Budget Group, Inc. *	13,068
310	Brink’s Co.	22,118
300	Capella Education Co.	26,205
1,122	Care.com, Inc. *	18,255
1,179	Carriage Services, Inc.	32,611
496	Cimpress NV *	76,731
383	CorVel Corp. *	19,361
640	CRA International, Inc.	33,466
899	Forrester Research, Inc.	37,264
339	Grand Canyon Education, Inc. *	35,568
676	Green Dot Corp. *	43,372
370	HealthEquity, Inc. *	22,400
1,243	Insperity, Inc.	86,451
604	Kelly Services, Inc.	17,540
1,414	Korn/Ferry International	72,948
687	Laureate Education, Inc. *	9,446
31	LendingTree, Inc. *	10,173
1,092	Matthews International Corp.	55,255
165	Medifast, Inc.	15,419
282	National Research Corp.	8,249
268	Nutrisystem, Inc.	7,223
1,146	On Assignment, Inc. *	93,834
616	Paylocity Holding Corp. *	31,558
762	Quad/Graphics, Inc.	19,317
637	Sotheby’s *	32,684
690	SP Plus Corp. *	24,564
1,579	Travelport Worldwide Ltd.	25,801
280	TriNet Group, Inc. *	12,970
301	Weight Watchers International, Inc. *	19,180
		982,550
	COMPUTERS - 2.2%
35	CACI International, Inc. *	5,297
726	EPAM Systems, Inc. *	83,142
507	Insight Enterprises, Inc. *	17,709
771	Lumentum Holdings, Inc. *	49,190
1,132	Mitek Systems, Inc. *	8,377
671	NetScout Systems, Inc. *	17,681
1,346	Nutanix, Inc. *	66,102
1,750	Pure Storage, Inc. *	34,913
332	Qualys, Inc. *	24,153
580	Syntel, Inc. *	14,807
969	Varonis Systems, Inc. *	58,624
1,283	VeriFone Systems, Inc. *	19,733
511	Virtusa Corp. *	24,763
382	Vocera Communications, Inc. *	8,946
		433,437
	COSMETICS/PERSONAL CARE - 0.3%
1,072	Inter Parfums, Inc.	50,545

	DISTRIBUTION/WHOLESALE - 0.8%
1,518	Essendant, Inc.	11,840
321	Fossil Group, Inc. *	4,077
453	H&E Equipment Services, Inc.	17,436
2,386	Nexeo Solutions, Inc. *	25,530
1,922	ScanSource, Inc. *	68,327
457	Systemax, Inc.	13,047
656	Triton International Ltd.	20,074
		160,331
	DIVERSIFIED FINANCIAL SERVICES - 1.9%
461	Blackhawk Network Holdings, Inc. *	20,607
2,067	BrightSphere Investment Group PLC	32,576
982	Enova International, Inc. *	21,653
264	Evercore, Inc.	23,021
446	Federal Agricultural Mortgage Corp.	38,811
579	Financial Engines, Inc.	20,265
2,425	Ladenburg Thalmann Financial Services, Inc.	7,930
3,331	LendingClub Corp. *	11,658
1,278	Moelis & Co.	64,986
1,538	Nationstar Mortgage Holdings, Inc. *	27,622
368	Piper Jaffray Cos	30,562
321	Stifel Financial Corp.	19,013
689	WageWorks, Inc. *	31,143
297	Westwood Holdings Group, Inc.	16,778
		366,625
	ELECTRIC - 2.3%
586	Avista Corp.	30,033
906	Black Hills Corp.	49,196
1,167	Dynegy, Inc. *	15,778
2,699	IDACORP, Inc.	238,241
3,338	NRG Yield, Inc. - Class A	54,877
1,517	NRG Yield, Inc.	25,789
1,131	PNM Resources, Inc.	43,261
		457,175
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
689	Advanced Energy Industries, Inc. *	44,027
654	EnerSys	45,368
1,593	Generac Holdings, Inc. *	73,135
147	Littelfuse, Inc.	30,602
		193,132
	ELECTRONICS - 3.8%
2,312	AVX Corp.	38,264
318	Benchmark Electronics, Inc. *	9,492
1,453	Brady Corp.	53,979
627	Control4 Corp. *	13,468
816	ESCO Technologies, Inc.	47,777
6,967	Fitbit, Inc. *	35,532
2,043	GoPro, Inc. *	9,786
951	OSI Systems, Inc. *	62,072
221	Rogers Corp. *	26,418
1,078	Stoneridge, Inc. *	29,753
918	SYNNEX Corp.	108,691

467	Tech Data Corp. *	39,756
4,258	Vishay Intertechnology, Inc.	79,199
531	Vishay Precision Group, Inc. *	16,541
1,298	Watts Water Technologies, Inc.	100,855
1,045	Woodward, Inc.	74,885
		746,468
	ENERGY - ALTERNATE SOURCES - 0.2%
4,326	Pacific Ethanol, Inc. *	12,978
649	Renewable Energy Group, Inc. *	8,307
128	REX American Resources Corp. *	9,318
		30,603
	ENGINEERING & CONSTRUCTION - 1.0%
377	Argan, Inc.	16,192
1,153	Comfort Systems USA, Inc.	47,561
571	EMCOR Group, Inc.	44,498
1,082	MasTec, Inc. *	50,908
973	Primoris Services Corp.	24,306
275	TopBuild Corp. *	21,043
		204,508
	ENTERTAINMENT - 0.5%
473	Eldorado Resorts, Inc. *	15,609
1,795	Eros International PLC *	19,565
229	Marriott Vacations Worldwide Corp.	30,503
481	Pinnacle Entertainment, Inc. *	14,502
461	Scientific Games Corp. *	19,178
		99,357
	ENVIRONMENTAL CONTROL - 0.4%
712	MSA Safety, Inc.	59,267
291	Tetra Tech, Inc.	14,244
		73,511
	FOOD - 1.2%
200	Calavo Growers, Inc.	18,440
1,232	Darling Ingredients, Inc. *	21,314
3,512	Dean Foods Co.	30,273
199	J&J Snack Foods Corp.	27,175
2,810	Performance Food Group Co. *	83,878
128	Sanderson Farms, Inc.	15,235
790	United Natural Foods, Inc. *	33,923
		230,238
	FOREST PRODUCTS & PAPER - 0.3%
1,318	Schweitzer-Mauduit International, Inc.	51,600

	GAS - 0.6%
780	Chesapeake Utilities Corp.	54,873
778	Southwest Gas Holdings, Inc.	52,616
		107,489
	HAND/MACHINE TOOLS - 0.3%
202	Kennametal, Inc.	8,112
2,019	Milacron Holdings Corp. *	40,663
		48,775

	HEALTHCARE PRODUCTS - 4.7%
459	Abaxis, Inc.	32,415
3,283	Accuray, Inc. *	16,415
225	Analogic Corp.	21,578
1,266	AtriCure, Inc. *	25,978
27	Atrion Corp.	17,045
659	Cantel Medical Corp.	73,419
680	CONMED Corp.	43,064
798	Genomic Health, Inc. *	24,969
882	Globus Medical, Inc. *	43,941
359	Haemonetics Corp. *	26,264
306	ICU Medical, Inc. *	77,234
306	Inogen, Inc. *	37,589
587	Insulet Corp. *	50,881
157	Integer Holdings Corp. *	8,878
628	Intersect ENT, Inc. *	24,680
251	LivaNova PLC *	22,214
506	Luminex Corp.	10,661
1,041	Masimo Corp. *	91,556
246	Merit Medical Systems, Inc. *	11,156
1,095	MiMedx Group, Inc. *	7,632
230	Nevro Corp. *	19,934
551	Novocure Ltd. *	12,012
1,722	NxStage Medical, Inc. *	42,809
318	Orthofix International NV *	18,692
658	Penumbra, Inc. *	76,098
209	Repligen Corp. *	7,562
1,345	STAAR Surgical Co. *	19,906
413	Surmodics, Inc. *	15,715
363	Varex Imaging Corp. *	12,988
1,104	Wright Medical Group NV *	21,903
		915,188
	HEALTHCARE - SERVICES - 1.4%
684	American Renal Associates Holdings, Inc. *	12,893
149	Chemed Corp.	40,656
1,093	Encompass Health Corp.	62,487
768	Ensign Group, Inc.	20,198
592	LHC Group, Inc. *	36,444
590	Medpace Holdings, Inc. *	20,597
183	Molina Healthcare, Inc. *	14,856
123	National HealthCare Corp.	7,334
991	Select Medical Holdings Corp. *	17,095
674	Syneos Health, Inc. *	23,927
159	Tivity Health, Inc. *	6,304
		262,791
	HOLDING COMPANIES - 0.2%
1,844	HRG Group, Inc. *	30,408

	HOME BUILDERS - 1.2%
1,085	Beazer Homes USA, Inc. *	17,306
303	Century Communities, Inc. *	9,075
213	LGI Homes, Inc. *	15,031
2,701	MDC Holdings, Inc.	75,412
1,458	Meritage Homes Corp. *	65,974
1,328	TRI Pointe Group, Inc. *	21,819
908	William Lyon Homes *	24,961
		229,578

	HOME FURNISHINGS - 0.1%
387	iRobot Corp. *	24,842

	HOUSEWARE PRODUCTS/WARES - 0.4%
1,340	ACCO Brands Corp.	16,817
258	Central Garden & Pet Co. *	11,094
705	Central Garden & Pet Co. - Class A *	27,925
137	WD-40 Co.	18,043
		73,879
	INSURANCE - 2.4%
179	American National Insurance Co.	20,936
966	Argo Group International Holdings Ltd.	55,448
1,150	Baldwin & Lyons, Inc.	25,300
1,373	Employers Holdings, Inc.	55,538
1,948	Essent Group Ltd. *	82,907
332	FBL Financial Group, Inc.	23,024
4,577	Genworth Financial, Inc. *	12,953
455	HCI Group, Inc.	17,363
551	Horace Mann Educators Corp.	23,555
101	Infinity Property & Casualty Corp.	11,958
494	Kinsale Capital Group, Inc.	25,357
4,927	MGIC Investment Corp. *	64,051
147	Primerica, Inc.	14,200
1,861	Radian Group, Inc.	35,433
		468,023
	INTERNET - 3.9%
1,125	Boingo Wireless, Inc. *	27,866
358	Cars.com, Inc. *	10,142
749	Cogent Communications Holdings, Inc.	32,507
1,126	Etsy, Inc. *	31,596
3,134	Groupon, Inc. *	13,602
862	GrubHub, Inc. *	87,467
437	Imperva, Inc. *	18,922
1,827	Limelight Networks, Inc. *	7,509
1,866	NIC, Inc.	24,818
923	Okta, Inc. *	36,782
339	Overstock.com, Inc. *	12,289
606	Proofpoint, Inc. *	68,872
317	Q2 Holdings, Inc. *	14,439
651	Rapid7, Inc. *	16,646
1,159	RingCentral, Inc. *	73,596
198	Shutterfly, Inc. *	16,087
446	Shutterstock, Inc. *	21,475
86	Stamps.com, Inc. *	17,290
1,648	TechTarget, Inc. *	32,762
152	Trade Desk, Inc. *	7,542
1,115	TrueCar, Inc. *	10,548
3,058	US Auto Parts Network, Inc. *	6,269
1,048	Yelp, Inc. *	43,754
2,721	Zendesk, Inc. *	130,254
		763,034

	IRON/STEEL - 0.3%
1,105	Allegheny Technologies Inc. *	26,166
1,759	Cleveland-Cliffs Inc. *	12,225
609	Schnitzer Steel Industries Inc.	19,701
		58,092
	LEISURE TIME - 0.9%
841	Acushnet Holdings Corp.	19,419
363	Camping World Holdings, Inc.	11,707
259	Fox Factory Holding Corp. *	9,039
291	LCI Industries	30,308
484	Malibu Boats, Inc. *	16,074
1,717	MCBC Holdings, Inc. *	43,268
1,042	Planet Fitness, Inc. *	39,356
		169,171
	LODGING - 0.8%
1,029	Caesars Entertainment Corp. *	11,576
1,507	Century Casinos, Inc. *	11,242
495	ILG, Inc.	15,399
914	La Quinta Holdings, Inc. *	17,284
3,029	Marcus Corp.	91,930
		147,431
	MACHINERY - DIVERSIFIED - 2.0%
914	Alamo Group, Inc.	100,449
383	Altra Industrial Motion Corp.	17,599
1,338	Applied Industrial Technologies, Inc.	97,540
1,081	Briggs & Stratton Corp.	23,144
1,056	Cactus, Inc. *	28,438
529	Kadant, Inc.	49,991
346	Lindsay Corp.	31,638
277	Manitowoc Co., Inc. *	7,883
618	SPX FLOW, Inc. *	30,399
		387,081
	MEDIA - 0.8%
1,456	Entercom Communications Corp.	14,050
4,818	Entravision Communications Corp.	22,645
2,003	Gray Television, Inc. *	25,438
222	Meredith Corp.	11,944
666	MSG Networks, Inc. *	15,052
190	Nexstar Media Group, Inc.	12,635
314	Sinclair Broadcast Group, Inc.	9,828
1,765	TiVo Corp.	23,916
480	World Wrestling Entertainment, Inc.	17,285
		152,793
	METAL FABRICATE/HARDWARE - 1.0%
570	CIRCOR International, Inc.	24,316
3,607	Rexnord Corp. *	107,056
1,088	TimkenSteel Corp. *	16,527
975	Worthington Industries, Inc.	41,847
		189,746

	MINING - 0.4%
6,536	Hecla Mining Co.	23,987
248	Kaiser Aluminum Corp.	25,023
320	Materion Corp.	16,336
510	US Silica Holdings, Inc.	13,015
		78,361
	MISCELLANEOUS MANUFACTURER - 1.0%
618	Axon Enterprise, Inc. *	24,294
447	EnPro Industries, Inc.	34,589
393	Harsco Corp. *	8,115
34	Hillenbrand, Inc.	1,561
142	John Bean Technologies Corp.	16,103
128	Proto Labs, Inc. *	15,046
366	Raven Industries, Inc.	12,828
432	Standex International Corp.	41,191
602	Trinseo SA	44,578
		198,305
	OFFICE FURNISHINGS - 0.4%
2,204	Interface, Inc.	55,541
1,019	Kimball International, Inc.	17,364
		72,905
	OIL & GAS - 1.4%
2,398	Carrizo Oil & Gas, Inc. *	38,368
854	CVR Energy, Inc.	25,808
550	Delek US Holdings, Inc.	22,385
3,289	Eclipse Resources Corp. *	4,736
1,404	HighPoint Resources Corp. *	7,132
1,933	Matador Resources Co. *	57,816
7,271	Noble Corp. PLC *	26,975
1,907	Oasis Petroleum, Inc. *	15,447
1,867	Parker Drilling Co. *	1,186
342	PDC Energy, Inc. *	16,768
894	Rowan Cos PLC *	10,317
874	SandRidge Energy, Inc. *	12,682
3,839	SRC Energy, Inc. *	36,202
1,458	Ultra Petroleum Corp. *	6,080
		281,902
	OIL & GAS SERVICES - 1.1%
394	Basic Energy Services, Inc. *	5,689
656	C&J Energy Services, Inc. *	16,938
473	Dril-Quip, Inc. *	21,190
949	Exterran Corp. *	25,338
1,688	FTS International, Inc. *	31,042
607	MRC Global, Inc. *	9,979
1,382	Oil States International, Inc. *	36,208
680	PHI, Inc. *	6,963
3,545	Pioneer Energy Services Corp. *	9,572
1,973	ProPetro Holding Corp. *	31,351
1,992	Superior Energy Services, Inc. *	16,793
2,699	TETRA Technologies, Inc. *	10,121
		221,184

	PACKAGING & CONTAINERS - 0.2%
590	Greif, Inc.	30,828

	PHARMACEUTICALS - 4.1%
777	Aimmune Therapeutics, Inc. *	24,732
2,123	Akebia Therapeutics, Inc. *	20,232
3,496	Array BioPharma, Inc. *	57,055
1,099	Calithera Biosciences, Inc. *	6,924
1,727	Catalent, Inc. *	70,911
435	Clovis Oncology, Inc. *	22,968
2,382	Conatus Pharmaceuticals, Inc. *	13,982
855	Concert Pharmaceuticals, Inc. *	19,580
1,331	Corcept Therapeutics, Inc. *	21,895
635	Diplomat Pharmacy, Inc. *	12,795
473	Enanta Pharmaceuticals, Inc. *	38,270
151	Global Blood Therapeutics, Inc. *	7,293
1,612	Horizon Pharma PLC *	22,890
1,900	Ironwood Pharmaceuticals, Inc. *	29,317
1,344	Nektar Therapeutics *	142,813
1,252	Owens & Minor, Inc.	19,469
263	Pacira Pharmaceuticals, Inc. *	8,192
302	Portola Pharmaceuticals, Inc. *	9,863
728	PRA Health Sciences, Inc. *	60,395
839	Prestige Brands Holdings, Inc. *	28,291
995	Revance Therapeutics, Inc. *	30,646
446	Sarepta Therapeutics, Inc. *	33,044
247	Supernus Pharmaceuticals, Inc. *	11,313
418	USANA Health Sciences, Inc. *	35,906
1,504	Vanda Pharmaceuticals, Inc. *	25,342
661	Xencor, Inc. *	19,817
207	Zogenix, Inc. *	8,290
		802,225
	PRIVATE EQUITY - 0.2%
2,654	Kennedy-Wilson Holdings, Inc.	46,180

	REAL ESTATE - 0.1%
432	Marcus & Millichap, Inc. *	15,578

	REAL ESTATE INVESTMENT TRUSTS - 6.9%
824	Americold Realty Trust	15,722
3,916	Arbor Realty Trust, Inc.	34,539
937	Ares Commercial Real Estate Corp.	11,572
1,524	CareTrust REIT, Inc.	20,422
3,198	CatchMark Timber Trust, Inc.	39,879
2,378	Chatham Lodging Trust	45,539
5,618	DiamondRock Hospitality Co.	58,652
4,866	Easterly Government Properties, Inc.	99,266
1,071	EastGroup Properties, Inc.	88,529

5,891	First Industrial Realty Trust, Inc.	172,194
1,131	Four Corners Property Trust, Inc.	26,115
1,374	Franklin Street Properties Corp.	11,555
326	GEO Group, Inc.	6,673
1,444	Global Net Lease, Inc.	24,375
4,208	Hersha Hospitality Trust	75,323
4,360	Invesco Mortgage Capital, Inc.	71,417
3,509	Kite Realty Group Trust	53,442
2,904	Ladder Capital Corp.	43,792
1,647	National Storage Affiliates Trust	41,307
877	Pennsylvania Real Estate Investment Trust	8,463
3,098	Preferred Apartment Communities, Inc.	43,961
167	PS Business Parks, Inc.	18,878
363	QTS Realty Trust, Inc.	13,148
1,841	Redwood Trust, Inc.	28,480
1,539	Retail Opportunity Investments Corp.	27,194
713	Ryman Hospitality Properties, Inc.	55,222
3,373	STAG Industrial, Inc.	80,682
1,954	Sunstone Hotel Investors, Inc.	29,740
2,012	Terreno Realty Corp.	69,434
1,498	TPG RE Finance Trust, Inc.	29,795
		1,345,310
	RETAIL - 4.7%
1,169	Abercrombie & Fitch Co.	28,301
1,907	American Eagle Outfitters, Inc.	38,007
277	America’s Car-Mart, Inc. *	13,975
423	Asbury Automotive Group, Inc. *	28,553
303	Bassett Furniture Industries, Inc.	9,196
1,475	Beacon Roofing Supply, Inc. *	78,278
407	Big Lots, Inc.	17,717
1,173	BJ’s Restaurants, Inc.	52,668
1,473	Bloomin’ Brands, Inc.	35,764
891	Brinker International, Inc.	32,165
1,672	Carrols Restaurant Group, Inc. *	18,726
1,182	Cato Corp.	17,423
742	Cheesecake Factory, Inc.	35,779
173	Children’s Place, Inc.	23,398
856	Citi Trends, Inc.	26,459
305	Dillard’s, Inc.	24,504
1,984	Express, Inc. *	14,205
512	Five Below, Inc. *	37,550
430	Group 1 Automotive, Inc.	28,096
605	Guess?, Inc.	12,548
435	Lithia Motors, Inc.	43,726
412	Ollie’s Bargain Outlet Holdings, Inc. *	24,844
104	RH *	9,909
965	Rush Enterprises, Inc. *	41,003
2,211	Sonic Automotive, Inc.	41,898
2,637	Texas Roadhouse, Inc.	152,366
1,048	Zumiez, Inc. *	25,047
		912,105

	SAVINGS & LOANS - 2.1%
534	First Defiance Financial Corp.	30,609
2,732	First Financial Northwest, Inc.	45,761
2,835	Meridian Bancorp, Inc.	57,125
3,391	Riverview Bancorp, Inc.	31,672
4,730	TFS Financial Corp.	69,484
1,721	United Community Financial Corp.	16,969
4,295	Washington Federal, Inc.	148,607
		400,227
	SEMICONDUCTORS - 3.3%
510	Alpha & Omega Semiconductor Ltd. *	7,880
230	Ambarella, Inc. *	11,268
847	Amkor Technology, Inc. *	8,580
1,046	Brooks Automation, Inc.	28,326
191	Cabot Microelectronics Corp.	20,458
1,796	Cirrus Logic, Inc. *	72,971
460	Cohu, Inc.	10,493
940	Diodes, Inc. *	28,632
2,074	Entegris, Inc.	72,175
1,755	Integrated Device Technology, Inc. *	53,633
891	MKS Instruments, Inc.	103,044
1,242	Monolithic Power Systems, Inc.	143,786
440	Power Integrations, Inc.	30,074
372	Semtech Corp. *	14,527
454	Synaptics, Inc. *	20,761
858	Ultra Clean Holdings, Inc. *	16,517
		643,125
	SOFTWARE - 4.3%
1,242	Acxiom Corp. *	28,206
2,129	Allscripts Healthcare Solutions, Inc. *	26,293
420	Appfolio, Inc. *	17,157
295	Aspen Technology, Inc. *	23,273
785	Bottomline Technologies de, Inc. *	30,419
942	Box, Inc. *	19,358
1,258	Cloudera, Inc. *	27,148
125	CommerceHub, Inc. - Class A *	2,812
265	CommerceHub, Inc. - Class C *	5,960
699	Cornerstone OnDemand, Inc. *	27,338
303	CSG Systems International, Inc.	13,723
750	Fair Isaac Corp. *	127,028
666	Five9, Inc. *	19,840
1,438	Hortonworks, Inc. *	29,292
231	HubSpot, Inc. *	25,017
1,963	InnerWorkings, Inc. *	17,765
358	Instructure, Inc. *	15,090
847	LivePerson, Inc. *	13,848
770	Medidata Solutions, Inc. *	48,364
569	MicroStrategy, Inc. *	73,395
507	MINDBODY, Inc. *	19,722
603	New Relic, Inc. *	44,694
595	Omnicell, Inc. *	25,823

364	Pegasystems, Inc.	22,077
788	Progress Software Corp.	30,299
329	Rosetta Stone, Inc. *	4,326
794	SendGrid, Inc. *	22,343
250	SPS Commerce, Inc. *	16,018
831	Twilio, Inc. *	31,728
757	Verint Systems, Inc. *	32,248
636	Workiva, Inc. *	15,073
		855,677
	STOREAGE/WAREHOUSING - 0.1%
228	Mobile Mini, Inc.	9,918

	TELECOMMUNICATIONS - 1.5%
6,098	A10 Networks, Inc. *	35,490
5,464	Aerohive Networks, Inc. *	22,075
2,561	Ciena Corp. *	66,330
1,835	Extreme Networks, Inc. *	20,313
1,440	Finisar Corp. *	22,766
2,005	Infinera Corp. *	21,774
656	InterDigital, Inc.	48,282
1,528	Iridium Communications, Inc. *	17,190
277	NETGEAR, Inc. *	15,844
388	Ubiquiti Networks, Inc. *	26,694
1,506	Vonage Holdings Corp. *	16,039
		312,797
	TRANSPORTATION - 1.7%
245	Atlas Air Worldwide Holdings, Inc. *	14,810
283	Covenant Transportation Group, Inc. *	8,442
588	Knight-Swift Transportation Holdings, Inc.	27,054
2,720	Marten Transport Ltd.	62,016
584	Matson, Inc.	16,726
84,025	Nordic American Tankers Ltd.	163,009
220	Saia, Inc. *	16,533
561	Werner Enterprises, Inc.	20,477
		329,067
	TRUCKING & LEASING - 0.3%
167	GATX Corp.	11,438
850	Greenbrier Cos, Inc.	42,713
		54,151
	WATER - 0.2%
601	SJW Group	31,679

	TOTAL COMMON STOCKS (Cost - $18,983,458)	19,036,049

	LIMITED PARTNERSHIP - 0.1%
1,364	Oasis Midstream Partners LP * (Cost - $24,201)	24,156

	SHORT-TERM INVESTMENT - 1.8%
	MONEY MARKET FUND - 1.8%
350,206	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.49% (a)(Cost - $350,206)	350,206

	TOTAL INVESTMENTS - 99.8% (Cost - $19,357,865)	$19,410,411
	OTHER ASSETS LESS LIABILITIES - NET - 0.2%	36,634
	TOTAL NET ASSETS - 100.0%	$19,447,045

*	Non-income producing security.

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Money market rate shown represents the rate at March 31, 2018.

Futures Contracts
Description	Counterparty	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
LONG
E-mini Russell 2000 Future	Goldman Sachs	5	Jun-18	382,800	(14,157)

Global Atlantic BlackRock Disciplined U.S. Core Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	COMMON STOCKS - 97.8%
	ADVERTISING - 0.2%
1,993	Interpublic Group of Cos, Inc.	$45,899

	AEROSPACE/DEFENSE - 2.4%
541	Boeing Co.	177,383
365	General Dynamics Corp.	80,628
495	Lockheed Martin Corp.	167,275
764	Raytheon Co.	164,886
182	Rockwell Collins, Inc.	24,543
		614,715
	AGRICULTURE - 0.7%
1,395	Altria Group, Inc.	86,936
1,773	Archer-Daniels-Midland Co.	76,895
80	Bunge Ltd.	5,915
		169,746
	AIRLINES - 0.4%
1,652	Southwest Airlines, Co.	94,627

	APPAREL - 0.8%
319	Michael Kors Holdings Ltd. *	19,804
2,036	NIKE, Inc.	135,272
1,058	Skechers U.S.A., Inc. *	41,146
		196,222
	AUTO MANUFACTURERS - 0.8%
3,186	PACCAR, Inc.	210,818

	AUTO PARTS & EQUIPMENT - 0.3%
1,644	BorgWarner, Inc.	82,578

	BANKS - 6.6%
6,923	Bank of America Corp.	207,621
1,008	Capital One Financial Corp.	96,587
5,433	Citigroup, Inc.	366,727
3,489	Citizens Financial Group, Inc.	146,468
1,695	First Horizon National Corp.	31,917
426	First Republic Bank	39,452
3,234	JPMorgan Chase & Co.	355,643
837	Morgan Stanley	45,165
187	Northern Trust Corp.	19,285
486	Regions Financial Corp.	9,030
6,271	Wells Fargo & Co.	328,663
906	Western Alliance Bancorp *	52,648
		1,699,206
	BEVERAGES - 2.5%
90	Brown-Forman Corp. - Class A	4,800
1,120	Brown-Forman Corp. - Class B	60,928
276	Coca-Cola Co.	11,987
1,799	Coca-Cola European Partners PLC	74,946
310	Constellation Brands, Inc.	70,655
201	Dr Pepper Snapple Group, Inc.	23,794
850	Molson Coors Brewing Co.	64,031
3,064	PepsiCo, Inc.	334,436
		645,577

	BIOTECHNOLOGY - 2.2%
94	Alexion Pharmaceuticals, Inc. *	10,477
503	Amgen, Inc.	85,751
243	Biogen, Inc. *	66,538
1,743	Celgene Corp. *	155,493
2,149	Gilead Sciences, Inc.	162,013
186	Regeneron Pharmaceuticals, Inc. *	64,051
152	United Therapeutics Corp. *	17,079
19	Vertex Pharmaceuticals, Inc. *	3,097
		564,499
	BUILDING MATERIALS - 0.7%
2,877	Fortune Brands Home & Security, Inc.	169,427

	CHEMICALS - 1.8%
1,985	Air Products & Chemicals, Inc.	315,675
148	Celanese Corp.	14,831
874	Eastman Chemical Co.	92,277
561	WR Grace & Co.	34,350
		457,133
	COMMERCIAL SERVICES - 0.7%
167	Automatic Data Processing, Inc.	18,951
70	Ecolab, Inc.	9,595
123	Green Dot Corp. *	7,892
921	H&R Block, Inc.	23,403
542	S&P Global, Inc.	103,555
365	Square, Inc. *	17,958
		181,354
	COMPUTERS - 5.4%
1,516	Accenture PLC	232,706
5,245	Apple, Inc.	880,006
279	EPAM Systems, Inc. *	31,951
2,248	HP, Inc.	49,276
1,196	International Business Machines Corp.	183,502
45	NetApp, Inc.	2,776
476	Pure Storage, Inc. *	9,496
71	Western Digital Corp.	6,551
		1,396,264
	COSMETICS/PERSONAL CARE - 1.6%
3,722	Colgate-Palmolive Co.	266,793
501	Estee Lauder Cos, Inc.	75,010
1,017	Procter & Gamble Co.	80,628
		422,431
	DISTRIBUTION/WHOLESALE - 0.0% **
47	Watsco, Inc.	8,506

	DIVERSIFIED FINANCIAL SERVICES - 5.9%
264	Affiliated Managers Group, Inc.	50,049
657	American Express Co.	61,285
979	Charles Schwab Corp.	51,123
402	CME Group, Inc.	65,019
139	Discover Financial Services	9,998
3,055	Franklin Resources, Inc.	105,947
4,211	Intercontinental Exchange, Inc.	305,382
2,579	Invesco Ltd.	82,554
2,264	Mastercard, Inc.	396,562
661	Moelis & Co.	33,612
396	OneMain Holdings, Inc. *	11,856
103	Raymond James Financial, Inc.	9,209
2,785	Visa, Inc.	333,142
		1,515,738

	ELECTRIC - 2.7%
3,483	CenterPoint Energy, Inc.	95,434
1,366	CMS Energy Corp.	61,866
1,747	DTE Energy Co.	182,387
598	IDACORP, Inc.	52,785
2,720	Pinnacle West Capital Corp.	217,056
2,936	PPL Corp.	83,059
		692,587
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
1,181	AMETEK, Inc.	89,721
178	Hubbell, Inc.	21,677
		111,398
	ELECTRONICS - 2.3%
2,427	Agilent Technologies, Inc.	162,366
387	Allegion PLC	33,007
94	Amphenol Corp.	8,096
800	Arrow Electronics, Inc. *	61,616
589	Garmin Ltd.	34,710
766	Honeywell International, Inc.	110,695
1,601	TE Connectivity Ltd.	159,940
81	Waters Corp. *	16,091
		586,521
	ENTERTAINMENT - 0.0% **
86	Six Flags Entertainment Corp.	5,354

	ENVIRONMENTAL CONTROL - 0.4%
1,466	Republic Services, Inc.	97,093

	FOOD - 1.4%
2,575	Kellogg Co.	167,401
2,331	Kroger Co.	55,804
658	McCormick & Co., Inc.	70,005
1,764	Performance Food Group Co. *	52,655
363	Tyson Foods, Inc.	26,568
		372,433
	GAS - 0.0% **
265	UGI Corp	11,771

	HEALTHCARE PRODUCTS - 3.0%
2,208	Abbott Laboratories	132,303
2,373	Danaher Corp.	232,340
366	Edwards Lifesciences Corp. *	51,064
119	IDEXX Laboratories, Inc. *	22,775
2,285	Medtronic PLC	183,303
588	Stryker Corp.	94,621
290	Thermo Fisher Scientific, Inc.	59,873
		776,279

	HEALTHCARE - SERVICES - 2.4%
363	Aetna, Inc.	61,347
124	Cigna Corp.	20,800
734	Humana, Inc.	197,321
735	Quest Diagnostics, Inc.	73,720
1,073	UnitedHealth Group, Inc.	229,622
148	WellCare Health Plans, Inc. *	28,657
		611,467
	HOME BUILDERS - 0.3%
1,590	DR Horton, Inc.	69,706
515	Taylor Morrison Home Corp. *	11,989
		81,695
	HOME FURNISHINGS - 0.2%
355	Whirlpool Corp.	54,354

	HOUSEHOLD PRODUCTS/WARES - 0.1%
69	Avery Dennison Corp.	7,331
58	Kimberly-Clark Corp.	6,388
		13,719
	INSURANCE - 3.8%
1,228	Allstate Corp.	116,414
1,527	Arthur J. Gallagher & Co.	104,951
1,439	Athene Holding Ltd. *	68,799
1,530	Berkshire Hathaway, Inc. *	305,204
485	Essent Group Ltd. *	20,642
313	Hartford Financial Services Group, Inc.	16,126
734	Lincoln National Corp.	53,626
386	Principal Financial Group, Inc.	23,511
51	Progressive Corp.	3,107
1,479	Prudential Financial, Inc.	153,150
736	Travelers Cos., Inc.	102,201
199	Unum Group	9,474
		977,205
	INTERNET - 7.9%
322	Alphabet, Inc. - Class A *	332,236
265	Alphabet, Inc. - Class C *	274,842
442	Amazon.com, Inc. *	639,724
11	Booking Holdings, Inc. *	22,884
460	eBay, Inc. *	18,510
102	Etsy, Inc. *	2,862
3,096	Facebook, Inc. *	494,710
307	GoDaddy, Inc. *	18,856
540	Netflix, Inc. *	159,489
866	Twitter, Inc. *	25,123
1,203	Zendesk, Inc. *	57,588
		2,046,824
	LEISURE - 1.0%
3,793	Carnival Corp.	248,745

	LODGING - 0.1%
727	Extended Stay America, Inc.	14,373

	MACHINERY - CONSTRUCTION & MINING - 0.3%
493	Caterpillar, Inc.	72,658
123	Oshkosh Corp.	9,504
		82,162
	MACHINERY - DIVERSIFIED - 0.6%
689	Cummins, Inc.	111,680
130	Rockwell Automation, Inc.	22,646
349	Xylem, Inc.	26,845
		161,171
	MEDIA - 2.6%
1,127	CBS Corp.	57,917
9,348	Comcast Corp.	319,421
217	John Wiley & Sons, Inc.	13,823
872	Time Warner, Inc.	82,474
1,852	Walt Disney Co.	186,015
		659,650
	METAL FABRICATE/HARDWARE - 0.1%
586	Worthington Industries, Inc.	25,151

	MINING - 0.5%
3,063	Newmont Mining Corp.	119,671

	MISCELLANEOUS MANUFACTURER - 3.2%
1,497	3M Co.	328,621
419	Eaton Corp PLC	33,482
2,340	General Electric Co.	31,543
2,037	Illinois Tool Works, Inc.	319,116
1,358	Ingersoll-Rand PLC	116,123
		828,885
	OIL & GAS - 4.1%
614	Anadarko Petroleum Corp.	37,092
1,314	Antero Resources Corp. *	26,083
2,154	Chevron Corp.	245,642
505	Cimarex Energy Co.	47,217
3,613	ConocoPhillips	214,215
1,140	Devon Energy Corp.	36,241
3,957	Exxon Mobil Corp.	295,232
4,909	Marathon Oil Corp.	79,182
820	Marathon Petroleum Corp.	59,950
268	Occidental Petroleum Corp.	17,409
175	Whiting Petroleum Corp. *	5,922
		1,064,185
	OIL & GAS SERVICES - 0.6%
3,156	Halliburton Co.	148,143

	PACKAGING & CONTAINERS - 0.0% **
170	Crown Holdings, Inc. *	8,628

	PHARMACEUTICALS - 5.6%
1,754	AbbVie, Inc.	166,016
185	AmerisourceBergen Corp.	15,949
1,745	Bristol-Myers Squibb Co.	110,371
486	CVS Health Corp.	30,234
1,508	Eli Lilly & Co.	116,674
633	Express Scripts Holding Co. *	43,728
3,916	Johnson & Johnson	501,835
235	McKesson Corp.	33,104
5,013	Merck & Co., Inc.	273,058
1,827	Zoetis, Inc.	152,573
		1,443,542

	PIPELINES - 0.4%
391	ONEOK, Inc.	22,256
3,278	Williams Cos, Inc.	81,491
		103,747
	REAL ESTATE - 0.1%
187	Jones Lang LaSalle, Inc.	32,658

	REAL ESTATE INVESTMENT TRUSTS - 2.5%
293	Alexandria Real Estate Equities, Inc.	36,593
1,468	National Retail Properties, Inc.	57,634
3,114	Prologis, Inc.	196,151
1,986	Simon Property Group, Inc.	306,539
1,195	Ventas, Inc.	59,188
		656,105
	RETAIL - 5.1%
134	Burlington Stores, Inc. *	17,842
610	Costco Wholesale Corp.	114,942
27	Domino’s Pizza, Inc.	6,306
164	Genuine Parts Co.	14,734
1,586	Home Depot, Inc.	282,689
981	Kohl’s Corp.	64,265
265	Lithia Motors, Inc.	26,638
59	Lowe’s Cos, Inc.	5,177
2,375	McDonald’s Corp.	371,403
109	PVH Corp.	16,506
842	Ross Stores, Inc.	65,659
1,782	Target Corp.	123,724
99	Texas Roadhouse, Inc.	5,720
391	Tiffany & Co.	38,185
1,819	Wal-Mart Stores, Inc.	161,836
		1,315,626
	SEMICONDUCTORS - 4.5%
3,355	Applied Materials, Inc.	186,572
672	Broadcom Ltd.	158,357
387	Cirrus Logic, Inc. *	15,724
4,703	Intel Corp.	244,932
310	Maxim Integrated Products, Inc.	18,668
726	NVIDIA Corp.	168,134
504	QUALCOMM, Inc.	27,927
610	Skyworks Solutions, Inc.	61,159
2,067	Texas Instruments, Inc.	214,741
884	Xilinx, Inc.	63,860
		1,160,074
	SOFTWARE - 5.5%
919	Activision Blizzard, Inc.	61,996
1,309	Adobe Systems, Inc. *	282,849
132	Broadridge Financial Solutions, Inc.	14,479
476	Electronic Arts, Inc. *	57,710
4,883	First Data Corp. *	78,128
7,728	Microsoft Corp.	705,335
1,622	SS&C Technologies Holdings, Inc.	87,004
919	Synopsys, Inc. *	76,498
281	Twilio, Inc. *	10,729
490	Veeva Systems, Inc. *	35,780
1,291	Zynga, Inc. *	4,725
		1,415,233

	TELECOMMUNICATIONS - 2.3%
7,797	AT&T, Inc.	277,963
4,593	Cisco Systems, Inc.	196,994
453	Motorola Solutions, Inc.	47,701
2,933	Sprint Corp. *	14,313
238	T-Mobile US, Inc. *	14,528
1,119	Verizon Communications, Inc.	53,511
		605,010
	TRANSPORTATION - 0.8%
34	FedEx Corp.	8,164
199	Landstar System, Inc.	21,820
861	Norfolk Southern Corp.	116,907
247	Union Pacific Corp.	33,204
		180,095

	TOTAL COMMON STOCKS (Cost - $25,045,323)	25,186,294

	SHORT-TERM INVESTMENT - 2.0%
	MONEY MARKET FUND - 2.0%
513,753	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.49% (a)(Cost - $513,753)	513,753

	TOTAL INVESTMENTS - 99.8% (Cost - $25,559,076)	$25,700,047
	OTHER ASSETS LESS LIABILITIES - NET - 0.2%	51,971
	TOTAL NET ASSETS - 100.0%	$25,752,018

*	Non-income producing security.

**	Amount is less than 0.05%

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Money market rate shown represents the rate at March 31, 2018.

Futures Contracts
Description	Counterparty	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
LONG
S&P 500 E-mini Future	Goldman Sachs	4	Jun-18	528,600	$(19,845)

Global Atlantic BlackRock Disciplined Value Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	COMMON STOCKS - 98.4%
	ADVERTISING - 0.2%
22,072	Interpublic Group of Cos, Inc.	$508,318

	AEROSPACE/DEFENSE - 1.6%
4,819	General Dynamics Corp.	1,064,517
3,301	Lockheed Martin Corp.	1,115,507
1,427	Orbital ATK, Inc.	189,234
11,447	Raytheon Co.	2,470,492
		4,839,750
	AGRICULTURE - 0.8%
41,256	Archer-Daniels-Midland Co.	1,789,273
6,547	Bunge Ltd.	484,085
1,785	Philip Morris International, Inc.	177,429
		2,450,787
	AIRLINES - 0.4%
2,689	Alaska Air Group, Inc.	166,610
1,245	Delta Air Lines, Inc.	68,238
19,609	Southwest Airlines, Co.	1,123,204
		1,358,052
	APPAREL - 0.4%
4,401	Michael Kors Holdings Ltd. *	273,214
2,756	NIKE, Inc.	183,109
16,094	Skechers U.S.A., Inc. *	625,896
		1,082,219
	AUTO MANUFACTURERS - 1.2%
19,333	General Motors Co.	702,561
46,769	PACCAR, Inc.	3,094,705
		3,797,266
	AUTO PARTS & EQUIPMENT - 0.5%
25,415	BorgWarner, Inc.	1,276,595
6,962	Tenneco, Inc.	382,005
		1,658,600
	BANKS - 13.7%
205,652	Bank of America Corp.	6,167,503
16,567	BB&T Corp.	862,147
19,803	Capital One Financial Corp.	1,897,523
93,287	Citigroup, Inc.	6,296,872
47,940	Citizens Financial Group, Inc.	2,012,521
469	Cullen/Frost Bankers, Inc.	49,747
5,700	First Hawaiian, Inc.	158,631
104,007	First Horizon National Corp.	1,958,452
14,862	First Republic Bank	1,376,370
1,549	IBERIABANK Corp.	120,822
85,993	JPMorgan Chase & Co.	9,456,650
31,224	Morgan Stanley	1,684,847
1,989	Northern Trust Corp.	205,126
14,087	Regions Financial Corp.	261,736
704	State Street Corp.	70,210
19,229	SunTrust Banks, Inc.	1,308,341
126,532	Wells Fargo & Co.	6,631,542
13,177	Western Alliance Bancorp *	765,715
6,056	Wintrust Financial Corp.	521,119
		41,805,874

	BEVERAGES - 1.4%
3,388	Brown-Forman Corp.	184,307
21,500	Coca-Cola European Partners PLC	895,690
19,798	Molson Coors Brewing Co.	1,491,383
14,330	PepsiCo, Inc.	1,564,119
		4,135,499
	BIOTECHNOLOGY - 1.4%
9,050	Amgen, Inc.	1,542,844
7,698	Celgene Corp. *	686,739
19,583	Gilead Sciences, Inc.	1,476,362
1,242	Regeneron Pharmaceuticals, Inc. *	427,695
2,481	United Therapeutics Corp. *	278,765
		4,412,405
	BUILDING MATERIALS - 0.6%
28,632	Fortune Brands Home & Security, Inc.	1,686,138

	CHEMICALS - 2.0%
23,017	Air Products & Chemicals, Inc.	3,660,394
2,167	Celanese Corp.	217,155
13,779	Eastman Chemical Co.	1,454,787
10,264	WR Grace & Co.	628,465
		5,960,801
	COMMERCIAL SERVICES - 0.4%
13,901	H&R Block, Inc.	353,224
3,942	Nielsen Holdings PLC	125,316
3,197	S&P Global, Inc.	610,819
		1,089,359
	COMPUTERS - 1.3%
8,511	Accenture PLC	1,306,438
567	EPAM Systems, Inc. *	64,933
9,187	Hewlett Packard Enterprise Co.	161,140
32,172	HP, Inc.	705,210
8,050	International Business Machines Corp.	1,235,112
4,782	Pure Storage, Inc. *	95,401
4,027	Western Digital Corp.	371,571
		3,939,805
	COSMETICS/PERSONAL CARE - 2.0%
38,042	Colgate-Palmolive Co.	2,726,851
2,682	Estee Lauder Cos, Inc.	401,549
39,127	Proctor & Gamble Co.	3,101,989
		6,230,389
	DISTRIBUTION/WHOLESALE - 0.1%
1,239	Watsco, Inc.	224,222

	DIVERSIFIED FINANCIAL SERVICES - 4.7%
3,586	Affiliated Managers Group, Inc.	679,834
7,482	Ally Financial, Inc.	203,136
11,756	American Express Co.	1,096,600
9,276	CME Group, Inc.	1,500,300
8,251	Discover Financial Services	593,494
48,252	Franklin Resources, Inc.	1,673,379
43,348	Intercontinental Exchange, Inc.	3,143,597
60,267	Invesco Ltd.	1,929,147
10,614	Mastercard, Inc.	1,859,148
3,573	Moelis & Co.	181,687
10,042	OneMain Holdings, Inc. *	300,657
12,022	Raymond James Financial, Inc.	1,074,887
8,169	Synchrony Financial	273,907
		14,509,773

	ELECTRIC - 5.3%
43,535	CenterPoint Energy, Inc.	1,192,859
71,743	CMS Energy Corp.	3,249,240
35,611	DTE Energy Co.	3,717,788
10,766	Duke Energy Corp.	834,042
7,874	IDACORP, Inc.	695,038
22,657	OGE Energy Corp.	742,470
40,227	Pinnacle West Capital Corp.	3,210,115
14,997	Portland General Electric Co.	607,528
61,066	PPL Corp.	1,727,557
7,293	Xcel Energy, Inc.	331,686
		16,308,323
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
18,891	AMETEK, Inc.	1,435,149
2,858	Hubbell, Inc.	348,047
		1,783,196
	ELECTRONICS - 2.1%
23,181	Agilent Technologies, Inc.	1,550,809
5,919	Allegion PLC	504,832
3,736	Amphenol Corp.	321,782
12,958	Arrow Electronics, Inc. *	998,025
10,548	Corning, Inc.	294,078
5,527	Garmin Ltd.	325,706
9,105	Honeywell International, Inc.	1,315,764
2,377	SYNNEX Corp.	281,437
6,979	TE Connectivity Ltd.	697,202
		6,289,635
	ENTERTAINMENT - 0.1%
1,474	Cinemark Holdings, Inc.	55,526
2,963	Dolby Laboratories, Inc.	188,328
5,197	Lions Gate Entertainment Corp.	134,239
		378,093
	ENVIRONMENTAL CONTROL - 0.3%
13,231	Republic Services, Inc.	876,289

	FOOD - 1.6%
2,710	Hershey Co.	268,182
27,656	Kellogg Co.	1,797,917
21,312	Kroger Co.	510,209
5,732	McCormick & Co., Inc.	609,827
24,170	Performance Food Group Co. *	721,475
13,713	Tyson Foods, Inc.	1,003,654
		4,911,264
	GAS - 0.3%
19,436	UGI Corp	863,347
2,666	Vectren Corp.	170,411
		1,033,758

	HEALTHCARE PRODUCTS - 3.3%
41,632	Abbott Laboratories	2,494,589
36,379	Danaher Corp.	3,561,868
1,306	Edwards Lifesciences Corp. *	182,213
43,578	Medtronic PLC	3,495,827
1,021	Thermo Fisher Scientific, Inc.	210,796
		9,945,293
	HEALTHCARE - SERVICES - 1.8%
5,364	Aetna, Inc.	906,516
2,452	Anthem, Inc.	538,704
6,476	Humana, Inc.	1,740,943
17,523	Quest Diagnostics, Inc.	1,757,557
341	UnitedHealth Group, Inc.	72,974
2,389	WellCare Health Plans, Inc. *	462,582
		5,479,276
	HOME BUILDERS - 0.3%
11,405	DR Horton, Inc.	499,995
12,852	Taylor Morrison Home Corp. *	299,195
		799,190
	HOME FURNISHINGS - 0.3%
6,584	Whirlpool Corp.	1,008,076

	HOUSEHOLD PRODUCTS/WARES - 0.1%
7,825	Church & Dwight Co., Inc.	394,067

	INSURANCE - 7.5%
21,723	Allstate Corp.	2,059,340
13,580	Arthur J. Gallagher & Co.	933,353
8,926	Assured Guaranty Ltd.	323,121
23,110	Athene Holding Ltd. *	1,104,889
41,601	Berkshire Hathaway, Inc. *	8,298,567
4,198	CNA Financial Corp.	207,171
6,046	Essent Group Ltd. *	257,318
2,658	First American Financial Corp.	155,971
26,519	Hartford Financial Services Group, Inc.	1,366,259
12,509	Lincoln National Corp.	913,908
2,292	MGIC Investment Corp. *	29,796
12,458	Principal Financial Group, Inc.	758,817
27,365	Prudential Financial, Inc.	2,833,646
1,403	Reinsurance Group of America, Inc.	216,062
14,266	Travelers Cos., Inc.	1,980,977
28,543	Unum Group	1,358,932
1,912	Validus Holdings Ltd.	128,964
		22,927,091
	INTERNET - 0.6%
11,510	eBay, Inc. *	463,162
1,821	Facebook, Inc. *	290,978
23,189	Twitter, Inc. *	672,713
7,136	Zendesk, Inc. *	341,600
		1,768,453
	INVESTMENT COMPANIES - 0.3%
45,128	Leucadia National Corp.	1,025,759

	IRON/STEEL - 0.1%
2,518	Reliance Steel & Aluminum Co.	215,893

	LEISURE - 0.8%
37,452	Carnival Corp.	2,456,102

	LODGING - 0.1%
11,051	Extended Stay America, Inc.	218,478

	MACHINERY - CONSTRUCTION & MINING - 0.0% **
580	Oshkosh Corp.	44,817

	MACHINERY - DIVERSIFIED - 0.8%
8,663	Cummins, Inc.	1,404,186
444	Rockwell Automation, Inc.	77,345
10,883	Xylem, Inc.	837,120
		2,318,651
	MEDIA - 2.1%
4,915	CBS Corp.	252,582
48,414	Comcast Corp.	1,654,306
12,538	John Wiley & Sons, Inc.	798,671
19,306	Time Warner, Inc.	1,825,961
1,975	Tribune Media Co.	80,007
6,416	Viacom, Inc.	199,281
16,247	Walt Disney Co.	1,631,849
		6,442,657
	METAL FABRICATE/HARDWARE - 0.2%
11,620	Worthington Industries, Inc.	498,730

	MINING - 0.7%
57,221	Newmont Mining Corp.	2,235,624

	MISCELLANEOUS MANUFACTURER - 2.2%
8,643	3M Co.	1,897,311
10,919	Eaton Corp. PLC	872,537
92,747	General Electric Co.	1,250,230
10,824	Illinois Tool Works, Inc.	1,695,688
11,108	Ingersoll-Rand PLC	949,845
		6,665,611
	OIL & GAS - 8.3%
20,576	Anadarko Petroleum Corp.	1,242,996
31,559	Antero Resources Corp. *	626,446
43,987	Chevron Corp.	5,016,277
5,685	Cimarex Energy Co.	531,548
987	Concho Resources, Inc. *	148,376
68,223	ConocoPhillips	4,044,942
2,728	Continental Resources, Inc. *	160,816
23,083	Devon Energy Corp.	733,809
2,111	EOG Resources, Inc.	222,225
4,217	Extraction Oil & Gas, Inc. *	48,327
95,395	Exxon Mobil Corp.	7,117,421
455	Helmerich & Payne, Inc.	30,285
13,652	Laredo Petroleum, Inc. *	118,909
78,477	Marathon Oil Corp.	1,265,834
17,342	Marathon Petroleum Corp.	1,267,874
19,224	Occidental Petroleum Corp.	1,248,791
4,259	Range Resources Corp.	61,926
25,690	Southwestern Energy Co. *	111,238
10,881	Valero Energy Corp.	1,009,430
8,322	Whiting Petroleum Corp. *	281,616
		25,289,086

	OIL & GAS SERVICES - 1.0%
15,619	Baker Hughes a GE Co.	433,740
43,056	Halliburton Co.	2,021,049
9,010	Schlumberger Ltd.	583,668
		3,038,457
	PACKAGING & CONTAINERS - 0.2%
10,149	Crown Holdings, Inc. *	515,062

	PHARMACEUTICALS - 7.2%
1,388	Allergan PLC	233,587
23,697	Bristol-Myers Squibb Co.	1,498,835
17,066	CVS Health Corp.	1,061,676
11,022	Eli Lilly & Co.	852,772
13,132	Express Scripts Holding Co. *	907,159
65,775	Johnson & Johnson	8,429,066
4,633	McKesson Corp.	652,651
87,556	Merk & Co., Inc.	4,769,175
8,581	Mylan NV *	353,280
52,949	Pfizer, Inc.	1,879,160
15,208	Zoetis, Inc.	1,270,020
		21,907,381
	PIPELINES - 0.7%
8,543	ONEOK, Inc.	486,268
11,840	Plains GP Holdings LP	257,520
61,556	Williams Cos, Inc.	1,530,282
		2,274,070
	REAL ESTATE - 0.2%
2,729	Jones Lang LaSalle, Inc.	476,593

	REAL ESTATE INVESTMENT TRUSTS - 4.4%
12,847	Alexandria Real Estate Equities, Inc.	1,604,462
3,903	American Campus Communities, Inc.	150,734
41,659	Apple Hospitality REIT, Inc.	731,949
6,309	Boston Properties, Inc.	777,395
24,596	Brixmor Property Group, Inc.	375,089
22,707	Kimco Realty Corp.	326,981
7,645	MGM Growth Properties LLC	202,898
32,574	National Retail Properties, Inc.	1,278,855
38,784	New Residential Investment Corp.	637,997
10,876	Outfront Media, Inc.	203,816
40,529	Prologis, Inc.	2,552,922
8,891	Realty Income Corp.	459,931
16,474	Simon Property Group, Inc.	2,542,762
32,753	Ventas, Inc.	1,622,256
3	Weingarten Realty Investors	84
		13,468,131
	RETAIL - 3.2%
815	Burlington Stores, Inc. *	108,517
18,900	GameStop Corp.	238,518
1,975	Genuine Parts Co.	177,434
11,813	Kohl’s Corp.	773,870
9,847	McDonald’s Corp.	1,539,874
10,037	Penske Automotive Group, Inc.	444,940
588	PVH Corp.	89,041
28,924	Target Corp.	2,008,193
6,963	Tiffany & Co.	680,007
11,177	Walgreens Boots Alliance, Inc.	731,758
33,537	Wal-Mart Stores, Inc.	2,983,787
		9,775,939

	SAVINGS & LOANS - 0.5%
14,918	TFS Financial Corp.	219,145

	SEMICONDUCTORS - 3.3%
11,621	Applied Materials, Inc.	646,244
787	Broadcom Ltd.	185,457
5,109	Cirrus Logic, Inc. *	207,579
105,796	Intel Corp.	5,509,856
12,796	Maxim Integrated Products, Inc.	770,575
23,870	QUALCOMM, Inc.	1,322,637
5,134	Skyworks Solutions, Inc.	514,735
6,885	Texas Instruments, Inc.	715,283
4,103	Xilinx, Inc.	296,401
		10,168,767
	SOFTWARE - 1.4%
2,755	Adobe Systems, Inc. *	595,300
567	Fidelity National Information Services, Inc.	54,602
67,093	First Data Corp. *	1,073,488
24,318	Oracle Corp.	1,112,549
10,922	SS&C Technologies Holdings, Inc.	585,856
5,163	Synopsys, Inc. *	429,768
1,071	Twilio, Inc. *	40,891
3,338	Veeva Systems, Inc. *	243,741
31,269	Zynga, Inc. *	114,445
		4,250,640
	TELECOMMUNICATIONS - 3.9%
161,477	AT&T, Inc.	5,756,655
99,678	Cisco Systems, Inc.	4,275,189
5,745	Motorola Solutions, Inc.	604,949
111,096	Sprint Corp. *	542,148
18,439	Telephone & Data Systems, Inc.	516,845
6,108	Verizon Communications, Inc.	292,085
		11,987,871
	TRANSPORTATION - 0.4%
9,954	Norfolk Southern Corp.	1,351,554

	TOTAL COMMON STOCKS (Cost - $301,346,493)	300,436,279

	SHORT-TERM INVESTMENT - 1.3%
	MONEY MARKET FUND - 1.3%
4,092,361	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.49% (a)(Cost - $4,092,361)	4,092,361

	TOTAL INVESTMENTS - 99.7% (Cost - $305,438,854)	$304,528,640
	OTHER ASSETS LESS LIABILITIES - NET - 0.3%	955,341
	TOTAL NET ASSETS - 100.0%	$305,483,981

*	Non-income producing security.

**	Amount is less than 0.05%

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Money market rate shown represents the rate at March 31, 2018.

Futures Contracts
Description	Counterparty	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
LONG
S&P 500 E-mini Future	Goldman Sachs	38	Jun-18	5,021,700	$(150,345)

Global Atlantic BlackRock High Yield Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2018 (Unaudited)

Principal Amount		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS & NOTES - 98.2%
	AEROSPACE/DEFENSE - 1.1%
$40,000	Kratos Defense & Security Solutions, Inc. (a)	6.50	11/30/2025	$41,400
300,000	Orbital ATK, Inc.	5.50	10/1/2023	313,500
250,000	TransDigm, Inc.	6.40	6/15/2026	251,875
200,000	TransDigm, Inc.	6.50	7/15/2024	205,000
100,000	Triumph Group, Inc.	7.75	8/15/2025	102,500
				914,275
	AGRICULTURE - 1.1%
400,000	Alliance One International, Inc.	9.88	7/15/2021	388,000
500,000	Vector Group, Ltd. (a)	6.13	2/1/2025	500,000
				888,000
	APPAREL - 0.1%
100,000	Levi Strauss & Co.	5.00	5/1/2025	100,625

	AUTO MANUFACTURERS - 1.2%
250,000	BCD Acquisition, Inc. (a)	9.63	9/15/2023	270,000
600,000	Fiat Chrysler Automobiles NV	5.25	4/15/2023	615,000
150,000	Navistar International Corp. (a)	6.63	11/1/2025	150,000
				1,035,000
	AUTO PARTS & EQUIPMENT - 1.7%
200,000	Allison Transmission, Inc. (a)	4.75	10/1/2027	188,500
100,000	American Axle & Manufacturing, Inc.	6.25	4/1/2025	99,750
100,000	Cooper-Standard Automotive, Inc. (a)	5.63	11/15/2026	99,750
400,000	Dana Financing Luxembourg Sarl (a)	5.75	4/15/2025	407,500
200,000	IHO Verwaltungs GmbH (a,b)	4.75	9/15/2026	192,750
400,000	Titan International, Inc. (a)	6.50	11/30/2023	412,000
				1,400,250
	BANKS - 0.4%
150,000	Provident Funding Associates LP / PFG Finance Corp. (a)	6.38	6/15/2025	150,562
200,000	Royal Bank of Scotland Group PLC	6.13	12/15/2022	211,863
				362,425
	BUILDING MATERIALS - 2.2%
180,000	Airxcel, Inc. (a)	8.50	2/15/2022	194,625
55,000	American Woodmark Corp. (a)	4.88	3/15/2026	53,694
500,000	Builders FirstSource, Inc. (a)	5.63	9/1/2024	502,500
100,000	Griffon Corp.	5.25	3/1/2022	100,405
80,000	Jeld-Wen, Inc. (a)	4.63	12/15/2025	76,200
80,000	Jeld-Wen, Inc. (a)	4.88	12/15/2027	75,600
500,000	Ply Gem Industries, Inc.	6.50	2/1/2022	515,450
100,000	Standard Industries, Inc. (a)	5.38	11/15/2024	101,250
100,000	Summit Materials LLC / Summit Materials Finance Corp. (a)	5.13	6/1/2025	97,000
100,000	Summit Materials LLC / Summit Materials Finance Corp.	6.13	7/15/2023	102,000
				1,818,724
	CHEMICALS - 3.7%
500,000	Chemours Co.	5.38	5/15/2027	501,250
400,000	Chemours Co.	6.63	5/15/2023	420,000
100,000	Cornerstone Chemical Co. (a)	6.75	8/15/2024	99,470
100,000	CVR Partners LP / CVR Nitrogen Finance Corp. (a)	9.25	6/15/2023	106,470
300,000	Hexion, Inc. (a)	10.38	2/1/2022	290,250
200,000	INEOS Group Holdings SA (a)	5.63	8/1/2024	202,250
25,000	Ingevity Corp. (a)	4.50	2/1/2026	24,062
100,000	Kraton Polymers LLC / Kraton Polymers Capital Corp. (a)	10.50	4/15/2023	111,000
350,000	NOVA Chemicals Corp. (a)	4.88	6/1/2024	335,125
35,000	PQ Corp. (a)	5.75	12/15/2025	34,650
100,000	Rain CII Carbon LLC / CII Carbon Corp. (a)	7.25	4/1/2025	105,750
100,000	Rayonier AM Products, Inc. (a)	5.50	6/1/2024	98,000
400,000	TPC Group, Inc. (a)	8.75	12/15/2020	401,880
200,000	Tronox Finance PLC (a)	5.75	10/1/2025	194,500
100,000	Valvoline, Inc.	4.38	8/15/2025	97,125
				3,021,782

	COAL - 1.0%
100,000	Foresight Energy LLC / Foresight Energy Finance Corp. (a)	11.50	4/1/2023	81,000
200,000	Peabody Energy Corp. (a)	6.00	3/31/2022	204,000
500,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp. (a)	7.50	6/15/2025	515,000
				800,000
	COMMERCIAL SERVICES - 2.4%
100,000	APTIM Corp. (a)	7.75	6/15/2025	86,500
100,000	APX Group, Inc.	7.63	9/1/2023	104,125
85,000	Garda World Security Corp. (a)	8.75	5/15/2025	89,037
200,000	Jaguar Holding Co. II / Pharmaceutical Product Development LLC (a)	6.38	8/1/2023	202,250
162,000	Prime Security Services Borrower LLC / Prime Finance, Inc. (a)	9.25	5/15/2023	175,556
100,000	RR Donnelley & Sons Co.	6.50	11/15/2023	98,500
350,000	ServiceMaster Co LLC (The) (a)	5.13	11/15/2024	338,625
125,000	Sotheby’s (a)	4.88	12/15/2025	118,738
100,000	Team Health Holdings, Inc. (a)	6.38	2/1/2025	85,760
700,000	United Rentals North America, Inc.	4.88	1/15/2028	675,500
				1,974,591
	COMPUTERS - 1.1%
100,000	Conduent Finance, Inc. / Conduent Business Services LLC (a)	10.50	12/15/2024	117,375
500,000	Dell International LLC / EMC Corp. (a)	7.13	6/15/2024	534,735
100,000	Exela Intermediate LLC / Exela Finance, Inc. (a)	10.00	7/15/2023	101,125
				753,235
	COSTMETICS/PERSONAL CARE - 0.3%
205	Coty, Inc. (a)	6.50	4/15/2026	206,025

	DISTRIBUTION/WHOLESALE - 0.7%
300,000	American Tire Distributors, Inc. (a)	10.25	3/1/2022	306,375
150,000	H&E Equipment Services, Inc.	5.63	9/1/2025	151,312
100,000	LKQ Corp.	4.75	5/15/2023	99,500
				557,187
	DIVERSIFIED FINANCIAL SERVICES - 3.0%
500,000	Ally Financial, Inc.	5.13	9/30/2024	510,625
200,000	Ally Financial, Inc.	5.75	11/20/2025	206,060
200,000	Jefferies Finance LLC / JFIN Co-Issuer Corp. (a)	7.25	8/15/2024	197,380
300,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. (a)	5.25	10/1/2025	284,250
300,000	Nationstar Mortgage LLC / Nationstar Capital Corp.	6.50	7/1/2021	304,500
230,000	NFP Corp. (a)	6.88	7/15/2025	228,275
100,000	Quicken Loans, Inc. (a)	5.75	5/1/2025	99,750
105,000	Springleaf Finance Corp.	6.88	3/15/2025	105,394
100,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. (a)	6.75	6/1/2025	99,875
185,000	Travelport Corporate Fianance PLC (a)	6.00	3/15/2026	185,693
215,000	Vantiv LLC / Vanity Issuer Corp. (a)	4.38	11/15/2025	207,744
				2,429,546
	ELECTRIC - 1.3%
280,000	Calpine Corp. (a)	5.25	6/1/2026	270,200
100,000	Calpine Corp.	5.38	1/15/2023	95,730
80,000	NRG Energy, Inc. (a)	5.75	1/15/2028	78,200
200,000	NRG Energy, Inc.	6.63	1/15/2027	204,500
100,000	NRG Energy, Inc.	7.25	5/15/2026	105,780
200,000	NRG Yield Operating LLC	5.00	9/15/2026	196,500
100,000	Talen Energy Supply LLC	6.50	6/1/2025	70,500
				1,021,410
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
200,000	Energizer Holdings, Inc. (a)	5.50	6/15/2025	201,500
200,000	WESCO Distribution, Inc.	5.38	6/15/2024	200,750
				402,250

	ELECTRONICS - 0.1%
45,000	Itron, Inc. (a)	5.00	1/15/2026	44,339

	ENGINEEERING & CONSTRUCTION - 1.2%
450,000	AECOM	5.13	3/15/2027	433,440
300,000	Brand Industrial Services, Inc. (a)	8.50	7/15/2025	312,375
90,000	New Enterprise Stone & Lime Co. Inc. (a)	6.25	3/15/2026	90,112
105,000	Pisces Midco, Inc. (a)	8.00	4/15/2026	105,000
				940,927
	ENTERTAINMENT - 0.9%
25,000	Boyne USA, Inc. (a)	7.25	5/1/2025	25,656
25,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma (a)	10.50	2/15/2023	25,625
100,000	Eldorado Resorts, Inc.	6.00	4/1/2025	101,500
100,000	GLP Capital LP / GLP Financing II, Inc.	5.38	4/15/2026	101,500
200,000	Live Nation Entertainment, Inc. (a)	4.88	11/1/2024	195,000
40,000	Live Nation Entertainment, Inc. (a)	5.65	3/15/2026	40,500
100,000	Mohegan Gaming & Entertainment (a)	7.88	10/15/2024	99,500
100,000	Six Flags Entertainment Corp. (a)	4.88	7/31/2024	97,375
40,000	Six Flags Entertainment Corp. (a)	5.50	4/15/2026	40,200
				726,856

	ENVIRONMENTAL CONTROL - 0.7%
200,000	Advanced Disposal Services, Inc. (a)	5.63	11/15/2024	202,000
100,000	Core & Main LP (a)	6.13	8/15/2025	97,750
205,000	GFL Environmental, Inc. (a)	5.38	3/1/2023	201,412
65,000	Waste Pro USA, Inc. (a)	5.50	2/15/2026	64,188
				565,350
	FOOD - 0.7%
200,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC	6.63	6/15/2024	179,250
100,000	Lamb Weston Holdings, Inc. (a)	4.88	11/1/2026	99,125
200,000	Simmons Foods, Inc. (a)	5.75	11/1/2024	181,500
100,000	SUPERVALU, Inc.	7.75	11/15/2022	96,250
				556,125
	FOREST PRODUCTS & PAPER - 0.3%
25,000	Cascades, Inc. (a)	5.50	7/15/2022	25,156
200,000	Clearwater Paper Corp. (a)	5.38	2/1/2025	190,000
				215,156
	GAS- 1.2%
400,000	AmeriGas Partners LP / AmeriGas Finance Corp.	5.50	5/20/2025	386,000
200,000	AmeriGas Partners LP / AmeriGas Finance Corp.	5.63	5/20/2024	198,750
400,000	AmeriGas Partners LP / AmeriGas Finance Corp.	5.75	5/20/2027	382,500
				967,250
	HEALTHCARE PRODUCTS - 2.3%
100,000	Avantor, Inc. (a)	6.00	10/1/2024	99,500
300,000	DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp. (a)	8.13	6/15/2021	300,750
200,000	Hill-Rom Holdings, Inc. (a)	5.75	9/1/2023	207,000
200,000	Kinetic Concepts, Inc. / KCI USA, Inc. (a)	7.88	2/15/2021	205,750
200,000	Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA (a)	6.63	5/15/2022	195,000
900,000	Teleflex, Inc.	4.63	11/15/2027	866,259
				1,874,259
	HEALTHCARE SERVICES - 4.7%
100,000	Centene Corp.	4.75	1/15/2025	97,500
400,000	CHS/Community Health Systems, Inc.	6.25	3/31/2023	368,500
500,000	Encompass Health Corp.	5.75	11/1/2024	508,750
400,000	HCA, Inc.	5.25	6/15/2026	405,200
600,000	HCA, Inc.	5.38	2/1/2025	601,500
500,000	HCA, Inc.	5.88	2/15/2026	508,750
400,000	HCA, Inc.	6.50	2/15/2020	419,500
300,000	Kindred Healthcare, Inc.	8.75	1/15/2023	317,250

100,000	MPH Acquisition Holdings LLC (a)	7.13	6/1/2024	103,250
100,000	RegionalCare Hospital Partners Holdings, Inc. (a)	8.25	5/1/2023	104,000
100,000	Tenet Healthcare Corp. (a)	4.63	7/15/2024	96,125
100,000	Tenet Healthcare Corp. (a)	5.13	5/1/2025	96,125
100,000	WellCare Health Plans, Inc.	5.25	4/1/2025	100,375
100,000	West Street Merger Sub, Inc. (a)	6.38	9/1/2025	95,250
				3,822,075
	HOME BUILDERS - 4.3%
150,000	Ashton Woods USA LLC / Ashton Woods Finance Co. (a)	6.75	8/1/2025	146,250
400,000	Beazer Homes USA, Inc.	5.88	10/15/2027	370,500
200,000	Century Communities, Inc.	5.88	7/15/2025	190,500
100,000	K Hovnanian Enterprises, Inc. (a)	10.00	7/15/2022	106,220
100,000	K Hovnanian Enterprises, Inc. (a)	10.50	7/15/2024	103,250
600,000	Lennar Corp. (a)	4.75	11/29/2027	574,500
200,000	Lennar Corp. (a)	5.00	6/15/2027	195,000
100,000	Mattamy Group Corp. (a)	6.88	12/15/2023	102,750
200,000	Meritage Homes Corp.	5.13	6/6/2027	189,000
400,000	PulteGroup, Inc.	5.00	1/15/2027	388,880
400,000	PulteGroup, Inc.	5.50	3/1/2026	412,200
400,000	Toll Brothers Finance Corp.	4.88	3/15/2027	390,000
200,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.	5.88	6/15/2024	202,940
90,000	William Lyon Homes, Inc. (a)	6.00	9/1/2023	89,662
				3,461,652
	HOUSEWARES - 0.3%
100,000	American Greetings Corp. (a)	7.88	2/15/2025	100,750
100,000	Scotts Miracle-Gro Co.	6.00	10/15/2023	105,000
				205,750
	INSURANCE - 0.4%
100,000	AssuredPartners, Inc. (a)	7.00	8/15/2025	98,750
100,000	CNO Financial Group, Inc.	5.25	5/30/2025	99,500
100,000	Radian Group, Inc.	4.50	10/1/2024	97,750
				296,000
	INTERNET - 3.6%
200,000	Cogent Communications Group, Inc. (a)	5.38	3/1/2022	204,500
195,000	Match Group, Inc. (a)	5.00	12/15/2027	192,075
400,000	Netflix, Inc.	4.38	11/15/2026	378,000
500,000	Netflix, Inc. (a)	4.88	4/15/2028	480,800
600,000	VeriSign, Inc.	4.75	7/15/2027	574,500
200,000	VeriSign, Inc.	5.25	4/1/2025	203,000
400,000	Zayo Group LLC / Zayo Capital Inc. (a)	5.75	1/15/2027	391,000
500,000	Zayo Group LLC / Zayo Capital Inc.	6.00	4/1/2023	513,750
				2,937,625
	IRON/STEEL - 3.2%
200,000	AK Steel Corp.	6.38	10/15/2025	188,500
200,000	AK Steel Corp.	7.50	7/15/2023	211,000
100,000	Allegheny Technologies, Inc.	5.95	1/15/2021	102,000
400,000	Allegheny Technologies, Inc.	7.88	8/15/2023	435,000
400,000	Big River Steel LLC / BRS Finance Corp. (a)	7.25	9/1/2025	415,000
250,000	BlueScope Steel Finance Ltd. / BlueScope Steel Finance USA LLC (a)	6.50	5/15/2021	259,242
100,000	Cleveland-Cliffs, Inc. (a)	5.75	3/1/2025	95,500
200,000	Commercial Metals Co.	5.38	7/15/2027	197,000
215,000	United States Steel Corp.	6.25	3/15/2026	214,463
500,000	United States Steel Corp.	6.88	8/15/2025	513,750
				2,631,455
	LEISURE TIME - 0.4%
200,000	Carlson Travel, Inc. (a)	6.75	12/15/2023	199,500
100,000	Viking Cruises Ltd. (a)	5.88	9/15/2027	94,750
				294,250

	LODGING - 2.0%
100,000	Hilton Domestic Operating Co, Inc.	4.25	9/1/2024	97,000
100,000	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. (a)	6.75	11/15/2021	103,250
400,000	MGM Resorts International	6.00	3/15/2023	420,000
350,000	Station Casinos LLC (a)	5.00	10/1/2025	332,500
100,000	Wyndham Hotels & Resorts, Inc. (a)	5.38	4/15/2026	100,000
200,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (a)	5.50	3/1/2025	201,000
400,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (a)	5.25	5/15/2027	392,500
				1,646,250
	MACHINERY - CONSTRUCTION & MINING - 0.4%
300,000	BlueLine Rental Finance Corp./ BlueLine Rental LLC (a)	9.25	3/15/2024	321,654

	MACHINERY - DIVERSIFIED - 0.2%
140,000	Cleaver-Brooks, Inc. (a)	7.88	3/1/2023	145,425
35,000	RBS Global, Inc. / Rexnord LLC (a)	4.88	12/15/2025	33,950
				179,375
	MEDIA - 8.1%
200,000	Altice Financing SA (a)	6.63	2/15/2023	198,000
200,000	Altice Financing SA (a)	7.50	5/15/2026	196,000
400,000	Altice France SA/France (a)	6.00	5/15/2022	390,992
300,000	Altice France SA/France (a)	7.38	5/1/2026	285,750
200,000	Altice Luxembourg SA (a)	7.75	5/15/2022	185,748
200,000	Altice US Finance I Corp. (a)	5.50	5/15/2026	195,480
200,000	Cablevision Systems Corp.	5.88	9/15/2022	198,440
100,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.00	2/1/2028	93,750
200,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.13	5/1/2027	189,880
200,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.50	5/1/2026	195,750
150,000	Cengage Learning, Inc. (a)	9.50	6/15/2024	115,125
200,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. (a)	5.13	12/15/2021	199,250
500,000	CSC Holdings LLC	5.25	6/1/2024	475,625
200,000	CSC Holdings LLC (a)	5.38	2/1/2028	188,918
200,000	DISH DBS Corp.	5.88	11/15/2024	178,250
200,000	DISH DBS Corp.	6.75	6/1/2021	201,250
600,000	DISH DBS Corp.	7.75	7/1/2026	562,650
100,000	Gray Television Inc. (a)	5.88	7/15/2026	97,250
100,000	Midcontinent Communications / Midcontinent Finance Corp. (a)	6.88	8/15/2023	105,125
100,000	Radiate Holdco LLC / Radiate Finance Inc. (a)	6.63	2/15/2025	92,000
70,000	Radiate Holdco LLC / Radiate Finance Inc. (a)	6.88	2/15/2023	67,725
200,000	Sirius XM Radio, Inc. (a)	3.88	8/1/2022	191,600
700,000	Sirius XM Radio, Inc. (a)	5.00	8/1/2027	658,000
200,000	Sirius XM Radio, Inc. (a)	5.38	7/15/2026	197,500
200,000	Univision Communications. Inc. (a)	5.13	5/15/2023	190,520
200,000	Univision Communications. Inc. (a)	5.13	2/15/2025	186,500
400,000	UPC Holding BV (a)	5.50	1/15/2028	369,000
200,000	Virgin Media Finance PLC (a)	6.00	10/15/2024	198,000
150,000	Ziggo Secured Finance BV (a)	5.50	1/15/2027	140,957
				6,545,035
	METAL FABRICATE/HARDWARE - 0.4%
100,000	Grinding Media, Inc. / Moly-Cop AltaSteel Ltd. (a)	7.38	12/15/2023	105,000
100,000	Novelis Corp. (a)	5.88	9/30/2026	98,000
100,000	Novelis Corp. (a)	6.25	8/15/2024	102,500
				305,500
	MINING - 2.5%
200,000	Alcoa Nederland Holding BV (a)	6.75	9/30/2024	214,000
400,000	Aleris International, Inc.	7.88	11/1/2020	394,000
250,000	Constellium (a)	5.88	2/15/2026	246,250
500,000	Freeport-McMoRan, Inc.	3.55	3/1/2022	483,750
200,000	Freeport-McMoRan, Inc.	6.88	2/15/2023	214,500
100,000	IAMGOLD Corp. (a)	7.00	4/15/2025	102,250
100,000	Kinross Gold Corp.	5.95	3/15/2024	107,450
250,000	Northwest Acquisitions ULC / Dominion Finco, Inc. (a)	7.13	11/1/2022	255,000
				2,017,200

	MISCELLANEOUS MANUFACTURING - 0.6%
100,000	Bombardier, Inc. (a)	7.45	5/1/2034	100,500
65,000	Bombardier, Inc. (a)	7.50	12/1/2024	67,275
200,000	Bombardier, Inc. (a)	8.75	12/1/2021	219,250
100,000	Koppers, Inc. (a)	6.00	2/15/2025	102,170
				489,195
	OFFICE/BUSINESS EQUIPMENT - 0.5%
200,000	CDW LLC / CDW Finance Corp.	5.00	9/1/2025	199,000
200,000	CDW LLC / CDW Finance Corp.	5.50	12/1/2024	208,560
				407,560
	OIL & GAS - 8.7%
95,000	Berry Petroleum Co. LLC (a)	7.00	2/15/2026	95,741
200,000	California Resources Corp. (a)	8.00	12/15/2022	157,000
160,000	Continental Resources, Inc. (a)	4.38	1/15/2028	156,000
55,000	Covey Park Energy LLC / Covey Park Finance Corp. (a)	7.50	5/15/2025	54,450
1,000,000	CVR Refining LLC / Coffeyville Finance, Inc.	6.50	11/1/2022	1,020,000
500,000	Denbury Resources, Inc. (a)	9.00	5/15/2021	512,500
500,000	Diamond Offshore Drilling, Inc.	7.88	8/15/2025	501,250
300,000	Eclipse Resources Corp.	8.88	7/15/2023	283,125
65,000	Ensco PLC	7.75	2/1/2026	59,637
300,000	EP Energy LLC / Everest Acquisition Finance, Inc. (a)	8.00	11/29/2024	301,500
65,000	Extraction Oil & Gas, Inc. (a)	5.63	2/1/2026	62,888
100,000	Extraction Oil & Gas, Inc. (a)	7.38	5/15/2024	104,500
200,000	Gulfport Energy Corp.	6.38	1/15/2026	190,000
70,000	Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp. (a)	5.63	2/15/2026	68,775
105,000	Indigo Natural Resources LLC (a)	6.88	2/15/2026	98,963
30,000	Jones Energy Holdings LLC / Jones Energy Finance Corp. (a)	9.25	3/15/2023	28,575
100,000	Moss Creek Resources Holdings, Inc. (a)	7.50	1/15/2026	100,845
500,000	Murphy Oil Corp.	5.75	8/15/2025	492,500
100,000	Newfield Exploration Co.	5.38	1/1/2026	103,250
80,000	Noble Holding International Ltd. (a)	7.88	2/1/2026	78,800
70,000	Parkland Fuel Corp. (a)	6.00	4/1/2026	70,350
1,000,000	PBF Holding Co. LLC / PBF Finance Corp.	7.25	6/15/2025	1,038,750
30,000	PDC Energy, Inc. (a)	5.75	5/15/2026	29,475
250,000	Precision Drilling Corp. (a)	7.13	1/15/2026	247,500
100,000	Precision Drilling Corp.	7.75	12/15/2023	103,875
125,000	QEP Resources, Inc.	5.63	3/1/2026	118,125
100,000	Rowan Cos, Inc.	7.38	6/15/2025	93,750
25,000	Shelf Drilling Holdings Ltd. (a)	8.25	2/15/2025	25,062
200,000	Southwestern Energy Co.	4.10	3/15/2022	191,500
200,000	Transocean, Inc. (a)	7.50	1/15/2026	197,000
400,000	Ultra Resources, Inc. (a)	7.13	4/15/2025	330,000
70,000	Whiting Petroleum Corp. (a)	6.63	1/15/2026	70,525
100,000	WPX Energy, Inc.	8.25	8/1/2023	112,000
				7,098,211
	OIL & GAS SERVICES - 0.7%
45,000	Bristow Group, Inc. (a)	8.75	3/1/2023	45,450
125,000	CSI Compressco LP / CSI Compressco Finance, Inc. (a)	7.50	4/1/2025	126,250
85,000	USA Compression Partners LP / USA Compression Finance Corp. (a)	6.88	4/1/2026	86,275
150,000	Weatherford International LLC (a)	9.88	3/1/2025	134,955
200,000	Weatherford International Ltd.	9.88	2/15/2024	182,500
				575,430
	PACKAGING & CONTAINERS - 3.6%
500,000	ARD Finance SA (b)	7.13	9/15/2023	518,125
500,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (a)	7.25	5/15/2024	531,875
75,000	Berry Global, Inc. (a)	4.50	2/15/2026	70,969
300,000	Berry Global, Inc.	5.13	7/15/2023	303,384
100,000	BWAY Holding Co. (a)	5.50	4/15/2024	100,625
100,000	BWAY Holding Co. (a)	7.25	4/15/2025	102,000
200,000	Crown Americas LLC / Crown Americas Capital Corp V	4.25	9/30/2026	185,000
100,000	Flex Acquisition Co, Inc. (a)	6.88	1/15/2025	99,000
100,000	Plastipak Holdings, Inc. (a)	6.25	10/15/2025	99,750
500,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (a)	5.13	7/15/2023	504,850
400,000	Silgan Holdings, Inc.	4.75	3/15/2025	388,000
				2,903,578

	PHARMARCEUTICALS - 2.0%
300,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc. (a)	6.00	7/15/2023	226,500
300,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc. (a)	6.00	2/1/2025	215,250
60,000	Valeant Pharmaceuticals International, Inc. (a)	5.50	11/1/2025	58,410
300,000	Valeant Pharmaceuticals International, Inc. (a)	5.88	5/15/2023	264,747
300,000	Valeant Pharmaceuticals International, Inc. (a)	6.13	4/15/2025	258,900
250,000	Valeant Pharmaceuticals International, Inc. (a)	7.00	3/15/2024	260,625
355,000	Valeant Pharmaceuticals International, Inc. (a)	9.00	12/15/2025	346,125
				1,630,557
	PIPELINES - 2.1%
220,000	American Midstream Partners LP / American Midstream Finance Corp. (a)	8.50	12/15/2021	221,650
300,000	Cheniere Corpus Christi Holdings LLC	5.13	6/30/2027	297,750
100,000	Cheniere Corpus Christi Holdings LLC	5.88	3/31/2025	104,625
100,000	Cheniere Energy Partners LP (a)	5.25	10/1/2025	98,625
100,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.	5.75	4/1/2025	99,125
200,000	DCP Midstream Operating LP 3 Month LIBOR + 3.85 (a,c)	5.85	5/21/2043	189,000
200,000	Holly Energy Partners LP / Holly Energy Finance Corp. (a)	6.00	8/1/2024	204,000
300,000	NGPL PipeCo LLC (a)	4.38	8/15/2022	298,125
200,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. (a)	5.00	1/15/2028	190,750
				1,703,650
	PRIVATE EQUITY - 1.0%
200,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.25	2/1/2022	203,500
400,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.38	12/15/2025	402,000
200,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.75	2/1/2024	203,500
				809,000
	REAL ESTATE - 0.2%
175,000	Hunt Cos, Inc. (a)	6.25	2/15/2026	168,940

	REAL ESTATE INVESTMENT TRUSTS - 1.8%
300,000	CoreCivic, Inc.	4.75	10/15/2027	282,000
600,000	Iron Mountain, Inc. (a)	4.88	9/15/2027	556,500
400,000	MPT Operating Partnership LP / MPT Finance Corp.	5.00	10/15/2027	392,120
100,000	SBA Communications Corp.	4.88	9/1/2024	98,000
145,000	Starwood Property Trust, Inc. (a)	4.75	3/15/2025	141,375
				1,469,995
	RETAIL - 3.6%
400,000	New Red Finance, Inc. (a)	4.63	1/15/2022	401,000
500,000	New Red Finance, Inc. (a)	5.00	10/15/2025	476,100
500,000	Dollar Tree, Inc.	5.75	3/1/2023	521,912
400,000	Golden Nugget, Inc. (a)	8.75	10/1/2025	415,000
140,000	IRB Holding Corp. (a)	6.75	2/15/2026	137,214
207,000	JC Penney Corp, Inc. (a)	5.88	7/1/2023	198,203
115,000	JC Penney Corp, Inc. (a)	8.63	3/15/2025	108,100
200,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (a)	4.75	6/1/2027	192,500
100,000	QVC Inc.	4.45	2/15/2025	98,641
300,000	QVC Inc.	5.13	7/2/2022	309,429
100,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.50	6/1/2024	96,250
				2,954,349
	SEMICONDUCTORS - 0.8%
700,000	Entegris, Inc. (a)	4.63	2/10/2026	682,577

	SOFTWARE - 3.9%
100,000	Camelot Finance SA (a)	7.88	10/15/2024	104,375
800,000	CDK Global, Inc. (a)	4.88	6/1/2027	770,000
200,000	First Data Corp. (a)	5.00	1/15/2024	200,000
200,000	First Data Corp. (a)	5.38	8/15/2023	203,500
200,000	First Data Corp. (a)	5.75	1/15/2024	201,250
200,000	Infor Software Parent LLC / Infor Software Parent, Inc. (a,b)	7.13	5/1/2021	202,078
200,000	Infor US, Inc.	6.50	5/15/2022	203,500

200,000	MSCI, Inc. (a)	5.75	8/15/2025	208,940
200,000	Open Text Corp. (a)	5.88	6/1/2026	205,690
100,000	PTC, Inc.	6.00	5/15/2024	104,750
200,000	Quintiles IMS, Inc. (a)	5.00	10/15/2026	199,272
200,000	Rackspace Hosting, Inc. (a)	8.63	11/15/2024	197,500
150,000	Riverbed Technology, Inc. (a)	8.88	3/1/2023	142,500
350,000	Solera LLC / Solera Finance, Inc. (a)	10.50	3/1/2024	389,375
				3,332,730
	STORAGE/WAREHOUSING - 0.2%
200,000	Algeco Global Finance Plc (a)	8.00	2/15/2023	199,500

	TELECOMMUNICATIONS - 7.2%
300,000	CenturyLink, Inc.	5.63	4/1/2025	270,750
500,000	CenturyLink, Inc.	5.80	3/15/2022	488,125
100,000	CenturyLink, Inc.	7.60	9/15/2039	86,159
200,000	Cincinnati Bell, Inc. (a)	7.00	7/15/2024	179,000
100,000	CommScope, Inc. (a)	5.50	6/15/2024	102,125
200,000	Frontier Communications Corp.	6.88	1/15/2025	118,250
195,000	Frontier Communications Corp. (a)	8.50	4/1/2026	188,663
200,000	Frontier Communications Corp.	11.00	9/15/2025	149,875
100,000	GTT Communications, Inc. (a)	7.88	12/31/2024	100,250
400,000	Hughes Satellite Systems Corp.	5.25	8/1/2026	392,000
500,000	Hughes Satellite Systems Corp.	6.63	8/1/2026	497,500
200,000	Intelsat Jackson Holdings SA	5.50	8/1/2023	161,000
200,000	Intelsat Jackson Holdings SA	7.25	10/15/2020	185,000
200,000	Intelsat Jackson Holdings SA (a)	8.00	2/15/2024	210,250
200,000	Intelsat Jackson Holdings SA (a)	9.75	7/15/2025	186,750
200,000	Nokia OYJ	4.38	6/12/2027	187,750
100,000	Plantronics, Inc. (a)	5.50	5/31/2023	99,130
300,000	Sprint Communications, Inc.	6.00	11/15/2022	294,375
400,000	Sprint Corp.	7.88	9/15/2023	408,000
300,000	Sprint Corp.	7.13	6/15/2024	292,500
200,000	Sprint Corp.	7.25	9/15/2021	206,750
200,000	Sprint Corp.	7.63	2/15/2025	196,500
100,000	Telesat Canada / Telesat LLC (a)	8.88	11/15/2024	109,750
40,000	T-Mobile USA, Inc.	4.50	2/1/2026	38,400
200,000	T-Mobile USA, Inc.	6.38	3/1/2025	209,000
200,000	T-Mobile USA, Inc.	6.50	1/15/2026	212,500
300,000	West Corp. (a)	4.75	7/15/2021	304,500
				5,874,852
	TRANSPORTATION - 0.6%
500,000	XPO Logistics, Inc. (a)	6.50	6/15/2022	515,625

	TRUCKING & LEASING - 1.0%
50,000	Fortress Transportation & Infrastructure Investors LLC (a)	6.75	3/15/2022	50,688
400,000	Park Aerospace Holdings Ltd. (a)	5.25	8/15/2022	391,880
400,000	Park Aerospace Holdings Ltd. (a)	5.50	2/15/2024	388,000
				830,568

	TOTAL CORPORATE BONDS & NOTES (Cost - $82,785,757)			79,885,725

	SHORT-TERM INVESTMENT - 1.0%
Shares	MONEY MARKET FUND - 1.0%
809,967	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class
	to yield 1.49% (d) (Cost - $809,967)			809,967

	TOTAL INVESTMENTS - 99.2% (Cost - $83,595,724)			$80,695,692
	OTHER ASSETS LESS LIABILITIES - NET - 0.8%			640,353
	TOTAL NET ASSETS - 100.0%			$81,336,045

LIBOR - London Interbank Offered Rate

(a)	144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2018, these securities amounted to $43,245,317 or 53.2% of net assets.

(b)	PIK - Pay-in-kind security.

(c)	Variable rate security.

Benchmark	Rate
3 Month LIBOR	-0.38%

(d)	Money market rate shown represents the rate at March 31, 2018.

Futures Contracts
Description	Number of Contracts	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
SHORT
U.S. 10 Year Note Future	23	Jun-18	Goldman Sachs	$2,786,234	$(29,742)
U.S. 10 Year Ultra Note Future	21	Jun-18	Goldman Sachs	2,727,047	(49,611)
					(79,353)
LONG
U.S. 2 Year Note Future	11	Jun-18	Goldman Sachs	2,338,703	624
U.S. 5 Year Note Future	9	Jun-18	Goldman Sachs	1,030,148	4,922
U.S. 10 Year Long Bond Future	7	Jun-18	Goldman Sachs	1,026,375	30,810
U.S. 10 Year Ultra Bond Future	2	Jun-18	Goldman Sachs	320,938	11,719
					48,075
TOTAL NET UNREALIZED DEPRECIATION OF FUTURES CONTRACTS					$(31,278)

Global Atlantic Goldman Sachs Core Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Principal Amount		Coupon Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES - 8.1%
$500,000	ACIS CLO 2014-4 Ltd. 3 Month LIBOR + 1.42 (a,b)	3.19	5/1/2026	$500,130
1,500,000	Assurant CLO II Ltd. 3 Month LIBOR + 1.04 (a,b)	0.00	4/20/2031	1,500,000
400,000	Catamaran CLO 2013-1 Ltd. 3 Month LIBOR + 0.85 (a,b)	2.36	1/27/2028	400,926
350,000	CBAM 2018-5 Ltd. 1 Month LIBOR + 1.02 (a,b)	0.00	4/17/2031	350,000
1,021,333	Kentucky Higher Education Student Loan Corp. 1 Month LIBOR + 0.60 (b)	2.26	9/1/2028	1,017,608
250,000	Madison Park Funding XXX Ltd. 3 Month LIBOR + 0.75 (a,b)	0.00	4/15/2029	249,450
400,000	Nassau 2017-II Ltd. 3 Month LIBOR + 1.25 (a,b)	2.88	1/15/2030	401,998
395,880	Nelnet Student Load Trust 2017-3 1 Month LIBOR + 0.85 (a,b)	2.72	2/25/2066	398,523
500,000	OCP CLO 2014-5 Ltd. 3 Month LIBOR + 1.08 (a,b)	2.83	4/26/2031	499,794
550,000	OCP CLO 2015-10 Ltd. 3 Month LIBOR + 0.82 (a,b)	2.57	10/26/2027	549,995
456,955	PHEAA Student Loan Trust 2012-1 1 Month LIBOR + 0.55 (a,b)	2.42	5/25/2057	455,937
49,854	Scholar Funding Trust 2010-A 3 Month LIBOR + 0.75 (a,b)	2.51	10/28/2041	49,486
300,000	SLM Student Loan Trust 2005-9 3 Month LIBOR + 0.60 (b)	2.34	1/25/2041	301,855
1,550,000	TICP CLO X Ltd. 3 Month LIBOR + 1.00 (a,b)	0.00	4/20/2031	1,550,000
	TOTAL ASSET BACKED SECURITIES (Cost - $8,215,759)			8,225,702

	CERTIFICATE OF DEPOSIT - 1.7%
764,000	Mitsubishi Trust & Banking	2.32	6/22/2018	764,148
984,000	Standard Chartered Bank NY	2.31	6/25/2018	984,000
	TOTAL CERTIFICATE OF DEPOSIT (Cost - $1,748,000)			1,748,148

	COMMERCIAL PAPER - 8.9%
515,000	AutoZone, Inc. (a)	2.02	4/10/2018	514,716
515,000	Dominion Resources, Inc. (a)	2.09	4/17/2018	514,499
250,000	Dominion Resources, Inc. (a)	2.70	6/22/2018	248,474
443,000	Electricite De France (a)	7.77	4/27/2018	440,469
510,000	Gotham Funding Corp. (a)	2.35	6/25/2018	507,194
285,000	HP, Inc. (a)	2.49	4/27/2018	284,475
509,000	Kells Funding LLC (a)	2.31	6/29/2018	506,118
766,000	Liberty STR Funding Corp. (a)	2.41	6/26/2018	761,624
335,000	Marriott International, Inc. (a)	2.47	5/4/2018	334,232
764,000	Norinchukin Bank New York	0.00	6/22/2018	764,000
250,000	Omnicom Cap., Inc. (a)	2.36	5/4/2018	249,451
250,000	Potash Corp. Saskatchewan (a)	2.57	5/31/2018	248,929
257,000	Potash Corp. Saskatchewan (a)	2.84	6/15/2018	255,490
268,000	Sempra Global (a)	2.77	6/20/2018	266,362
250,000	Southern Company (a)	2.77	6/21/2018	248,453
715,000	Sumitomo Trust & Banking Co. Ltd. (a)	2.36	6/25/2018	711,045
510,000	United Overseas Bank Ltd. (a)	2.43	7/27/2018	506,022
557,000	Versailles Commercial Paper (a)	2.40	7/9/2018	553,355
510,000	Victory Receivables Corp. (a)	2.34	6/22/2018	507,305
654,000	VW Credit, Inc. (a)	2.69	6/22/2018	650,027
	TOTAL COMMERCIAL PAPER (Cost - $9,074,232)			9,072,240

	CORPORATE BONDS & NOTES - 24.4%
	AEROSPACE/DEFENSE - 0.6%
150,000	Boeing Co. (The)	2.60	10/30/2025	143,232
300,000	Lockheed Martin Corp.	3.55	1/15/2026	297,497
125,000	Northrop Grumman Corp.	2.93	1/15/2025	119,854
75,000	Northrop Grumman Corp.	3.25	1/15/2028	71,590
				632,173

	AGRICULTURE - 1.0%
100,000	Altria Group, Inc.	4.00	1/31/2024	102,190
275,000	BAT Capital Corp. (a)	3.56	8/15/2027	263,405
100,000	BAT Capital Corp. (a)	4.39	8/15/2037	99,360
100,000	BAT Capital Corp. (a)	4.54	8/15/2047	98,925
200,000	Reynolds American, Inc.	3.25	6/12/2020	200,019
275,000	Reynolds American, Inc.	4.45	6/12/2025	282,885
				1,046,784
	AUTO MANUFACTURERS - 0.3%
200,000	Ford Motor Credit Co. LLC	5.88	8/2/2021	213,409
75,000	General Motors Financial Co., Inc.	2.40	5/9/2019	74,622
				288,031
	BANKS - 6.7%
200,000	Banco Santander SA	4.25	4/11/2027	199,213
175,000	Bank of America Corp.	3.25	10/21/2027	164,940
133,000	Bank of America Corp. 3 Month LIBOR + 1.04 (a,b)	3.42	12/20/2028	127,400
149,000	Bank of America Corp.	4.00	4/1/2024	152,257
100,000	Bank of America Corp.	6.11	1/29/2037	120,317
175,000	Bank of New York Mellon Corp. (The)	3.30	8/23/2029	164,527
75,000	BNP Paribas	3.25	3/3/2023	74,680
300,000	BNP Paribas (a)	3.50	3/1/2023	297,621
200,000	Citigroup, Inc.	2.70	10/27/2022	193,470
100,000	Citigroup, Inc.	4.13	7/25/2028	98,823
75,000	Citigroup, Inc.	4.60	3/9/2026	76,931
250,000	Credit Suisse Group Funding Guernsey Ltd.	2.75	3/26/2020	247,591
100,000	Deutsche Bank AG	2.70	7/13/2020	97,881
250,000	HSBC Bank USA NA	4.88	8/24/2020	258,853
200,000	Intesa Sanpaolo SpA (a)	3.38	1/12/2023	195,248
200,000	JPMorgan Chase & Co.	2.95	10/1/2026	188,202
275,000	JPMorgan Chase & Co.	3.25	9/23/2022	274,186
225,000	JPMorgan Chase & Co.	3.30	4/1/2026	217,579
325,000	JPMorgan Chase & Co. 3 Month LIBOR + 0.945 (b)	3.51	1/23/2029	315,478
1,400,000	Kreditanstalt fuer Wiederaufbau	1.25	9/30/2019	1,376,693
400,000	Mizuho Financial Group, Inc.	2.60	9/11/2022	385,307
400,000	Morgan Stanley	3.63	1/20/2027	391,525
400,000	Morgan Stanley	3.70	10/23/2024	398,048
250,000	Sumitomo Mitsui Banking Corp.	2.45	1/16/2020	247,300
200,000	UBS AG (a)	2.20	6/8/2020	195,998
475,000	Wells Fargo & Co.	3.00	10/23/2026	444,816
				6,904,884
	BEVERAGES - 0.8%
175,000	Anheuser-Busch InBev Finance ,Inc.	3.30	2/1/2023	175,129
200,000	Anheuser-Busch InBev Finance, Inc.	4.70	2/1/2036	211,613
175,000	Anheuser-Busch InBev Finance, Inc.	4.90	2/1/2046	188,739
100,000	Anheuser-Busch InBev Worldwide, Inc.	4.00	4/13/2028	101,221
200,000	Molson Coors Brewing Co.	3.00	7/15/2026	185,245
				861,947
	BIOTECHNOLOGY - 0.4%
175,000	Amgen, Inc.	3.13	5/1/2025	168,934
200,000	Gilead Sciences, Inc.	5.65	12/1/2041	237,547
				406,481
	CHEMICALS - 0.1%
125,000	Sherwin-Williams Co. (The)	4.50	6/1/2047	124,427

	COMMERCIAL SERVICES - 0.2%
126,000	Ecolab, Inc. (a)	3.95	12/1/2047	122,504
4,000	Ecolab, Inc.	5.50	12/8/2041	4,759
50,000	S&P Global, Inc.	2.95	1/22/2027	47,515
				174,778
	COMPUTERS - 0.2%
175,000	Apple, Inc.	3.25	2/23/2026	172,539
50,000	Dell International LLC / EMC Corp. (a)	5.45	6/15/2023	53,001
				225,540

	DIVERSIFIED FINANCIAL SERVICES - 0.2%
175,000	American Express Co.	3.63	12/5/2024	173,826
25,000	Jefferies Group LLC / Jefferies Group Capital Finance, Inc.	4.15	1/23/2030	23,262
				197,088
	ELECTRIC - 1.3%
175,000	Arizona Public Service Co.	2.95	9/15/2027	166,743
100,000	Berkshire Hathaway Energy Co. (a)	3.25	4/15/2028	96,509
74,000	Berkshire Hathaway Energy Co.	6.13	4/1/2036	94,310
25,000	Duke Energy Carolinas LLC	3.95	3/15/2048	25,107
200,000	Duke Energy Corp.	3.15	8/15/2027	188,260
175,000	Entergy Corp.	2.95	9/1/2026	162,905
50,000	Sempra Energy 3 Month LIBOR + 0.50 (b)	2.21	1/15/2021	50,037
125,000	Sempra Energy	3.40	2/1/2028	119,908
125,000	Southern California Edison Co.	4.05	3/15/2042	125,836
350,000	Southern Co. (The)	3.25	7/1/2026	332,580
				1,362,195
	FOOD - 0.2%
175,000	Sysco Corp.	3.30	7/15/2026	168,888

	GAS - 0.4%
400,000	NiSource, Inc.	3.49	5/15/2027	386,575

	HEALTHCARE-PRODUCTS - 0.2%
200,000	Thermo Fisher Scientific, Inc.	3.65	12/15/2025	199,776

	HEALTHCARE-SERVICES - 0.4%
225,000	Sutter Health	4.09	8/15/2048	225,076
175,000	UnitedHealth Group, Inc.	4.75	7/15/2045	192,581
				417,657
	INSURANCE - 1.0%
200,000	AIA Group Ltd. (a)	3.90	4/6/2028	201,494
50,000	American International Group, Inc.	3.90	4/1/2026	49,487
150,000	Arch Capital Finance LLC	5.03	12/15/2046	165,796
275,000	MetLife, Inc.	3.60	11/13/2025	274,373
75,000	Principal Financial Group, Inc.	3.10	11/15/2026	71,101
200,000	Prudential Financial, Inc.	3.88	3/27/2028	202,707
50,000	XLIT Ltd.	4.45	3/31/2025	50,324
				1,015,282
	INTERNET - 0.6%
75,000	Amazon.com, Inc. (a)	3.88	8/22/2027	74,734
475,000	Amazon.com, Inc.	5.20	12/3/2025	529,368
				604,102
	LODGING - 0.1%
100,000	Marriott International, Inc.	2.30	1/15/2022	96,070

	MACHINERY-DIVERSIFIED - 0.1%
125,000	Nvent Finance Sarl (a)	4.55	4/15/2028	125,577

	MEDIA - 0.4%
200,000	21st Century Fox America, Inc.	3.70	9/15/2024	201,568
25,000	21st Century Fox America, Inc.	6.15	3/1/2037	30,960
200,000	Comcast Corp.	3.38	8/15/2025	195,672
				428,200
	MINING - 0.3%
250,000	Glencore Funding LLC (a)	4.63	4/29/2024	255,825

	OIL & GAS - 1.0%
175,000	BP Capital Markets PLC	3.72	11/28/2028	176,148
200,000	Canadian Natural Resources Ltd.	3.85	6/1/2027	195,576
125,000	ConocoPhillips Co.	2.40	12/15/2022	120,305
80,000	Petroleos Mexicanos	6.50	3/13/2027	85,440
150,000	Phillips 66	3.90	3/15/2028	149,456
125,000	Pioneer Natural Resources Co.	3.95	7/15/2022	127,059
150,000	Shell International Finance BV	4.55	8/12/2043	162,678
				1,016,662

	OIL & GAS SERVICES - 0.2%
200,000	Halliburton Co.	3.80	11/15/2025	200,905

	PHARMACEUTICALS - 1.0%
125,000	CVS Health Corp.	3.88	7/20/2025	123,915
250,000	CVS Health Corp.	4.30	3/25/2028	251,065
400,000	CVS Health Corp.	5.05	3/25/2048	420,715
125,000	CVS Health Corp.	5.13	7/20/2045	132,584
100,000	McKesson Corp.	2.85	3/15/2023	96,254
				1,024,533
	PIPELINES - 1.1%
300,000	Enterprise Products Operating LLC	3.70	2/15/2026	297,284
50,000	Kinder Morgan Energy Partners LP	5.40	9/1/2044	50,520
175,000	Magellan Midstream Partners LP	5.00	3/1/2026	187,838
125,000	MPLX LP	4.50	4/15/2038	123,416
25,000	MPLX LP	4.70	4/15/2048	24,352
275,000	Sabine Pass Liquefaction LLC	5.63	3/1/2025	295,857
175,000	Williams Partners LP	4.00	9/15/2025	172,185
				1,151,452
	REAL ESTATE INVESTMENT TRUSTS - 0.8%
175,000	American Tower Corp.	3.38	10/15/2026	163,746
100,000	Crown Castle International Corp.	3.15	7/15/2023	96,857
75,000	Crown Castle International Corp.	3.65	9/1/2027	71,462
75,000	CubeSmart LP	4.38	12/15/2023	77,409
150,000	Federal Realty Investment Trust	3.25	7/15/2027	142,530
150,000	Realty Income Corp.	3.65	1/15/2028	145,596
75,000	VEREIT Operating Partnership LP	3.95	8/15/2027	70,437
				768,037
	RETAIL - 0.0% *
50,000	Alimentation Couche-Tard, Inc. (a)	3.55	7/26/2027	48,011

	SEMICONDUCTORS - 0.1%
75,000	NVIDIA Corp.	3.20	9/16/2026	72,290

	SOFTWARE - 0.5%
75,000	Fidelity National Information Services, Inc.	3.00	8/15/2026	69,838
150,000	Microsoft Corp.	4.25	2/6/2047	161,387
125,000	Oracle Corp.	3.25	11/15/2027	121,930
125,000	Oracle Corp.	4.00	7/15/2046	123,182
				476,337
	SOVEREIGN - 2.0%
440,000	Abu Dhabi Government International Bond	3.13	10/11/2027	415,800
200,000	Indonesia Government International Bond	4.35	1/8/2027	203,153
670,000	Kuwait Government International Bond	3.50	3/20/2027	656,713
200,000	Mexico Government International Bond	3.75	1/11/2028	193,400
60,000	Mexico Government International Bond	4.75	3/8/2044	58,350
520,000	Perusahaan Penerbit SBSN Indonesia III	4.55	3/29/2026	531,528
				2,058,944
	TELECOMMUNICATIONS - 2.0%
100,000	AT&T, Inc.	3.20	3/1/2022	99,469
100,000	AT&T, Inc.	3.40	5/15/2025	96,355
225,000	AT&T, Inc.	3.60	2/17/2023	226,344
100,000	AT&T, Inc.	4.13	2/17/2026	100,242
150,000	AT&T, Inc.	4.25	3/1/2027	151,632
125,000	AT&T, Inc.	5.15	3/15/2042	128,783
125,000	AT&T, Inc.	5.25	3/1/2037	132,234
175,000	Cisco Systems, Inc.	2.50	9/20/2026	163,154
200,000	Verizon Communications, Inc.	2.45	11/1/2022	192,094
75,000	Verizon Communications, Inc.	2.63	8/15/2026	68,493
25,000	Verizon Communications, Inc.	3.50	11/1/2024	24,747
100,000	Verizon Communications, Inc.	5.02	4/15/2049	102,943
275,000	Verizon Communications, Inc.	5.15	9/15/2023	296,695
200,000	Verizon Communications, Inc.	5.25	3/16/2037	215,662
				1,998,847

	TRANSPORTATION - 0.2%
75,000	Burlington Northern Santa Fe LLC	3.25	6/15/2027	73,857
150,000	Burlington Northern Santa Fe LLC	4.15	4/1/2045	153,109
25,000	FedEx Corp.	3.40	2/15/2028	24,260
				251,226

	TOTAL CORPORATE BONDS & NOTES (Cost - $25,296,025)			24,989,524

	MUNICIPAL BONDS - 0.6%
25,000	New Jersey Turnpike Authority	7.10	1/1/2041	35,785
175,000	State of California	7.60	11/1/2040	270,714
325,000	State of Illinois	5.10	6/1/2033	304,632
	TOTAL MUNICIPAL BONDS (Cost - $618,826)			611,131

	MORTGAGE BACKED SECURITIES - 15.7%
4,000,000	Fannie Mae Pool TBA +^	4.50	8/25/2044	4,188,125
435,266	Fannie Mae Pool	4.50	6/1/2047	456,975
1,467,541	Fannie Mae Pool	4.50	1/1/2048	1,539,570
6,999,306	Ginnie Mae Pool	4.00	8/20/2047	7,200,141
1,737,128	Ginnie Mae Pool	4.00	4/20/2047	1,788,697
877,547	Ginnie Mae Pool	4.00	5/20/2047	904,208
	TOTAL MORTGAGE BACKED SECURITIES (Cost - $16,110,429)			16,077,716

	U.S. TREASURY SECURITIES - 40.5%
2,210,000	United States Treasury Bond	2.88	11/15/2046	2,167,354
4,930,000	United States Treasury Bond	3.00	5/15/2047	4,954,072
12,810,000	United States Treasury Note	1.75	5/31/2022	12,422,197
600,000	United States Treasury Note	1.88	7/31/2022	583,899
1,450,000	United States Treasury Note	2.00	11/15/2026	1,367,531
2,250,000	United States Treasury Note	2.13	7/31/2024	2,179,863
11,380,000	United States Treasury Note	2.13	9/30/2024	11,011,484
120,000	United States Treasury Note	2.25	12/31/2024	116,808
6,840,000	United States Treasury Note	2.25	2/15/2027	6,574,148
	TOTAL U.S. TREASURY SECURITIES (Cost - $41,186,527)			41,377,356

Shares
	SHORT-TERM INVESTMENTS - 8.3%
	MONEY MARKET FUND - 2.3%
2,365,918	Fidelity Investments Money Market - Government Portfolio, Institutional Class to yield 1.49% (c)			$2,365,918

Principal Amount		Coupon Rate (%)	Maturity
	U.S. TREASURY BILL - 6.0%
$6,174,000	United States Treasury Bill (d)	0.00	6/7/2018	6,155,342

	TOTAL SHORT-TERM INVESTMENTS (Cost - $8,521,260)			8,521,260

	TOTAL INVESTMENTS - 108.2% (Cost - $110,771,058)			$110,623,077
	OTHER ASSETS LESS LIABILITIES - NET - (8.2)%			(8,351,282)
	TOTAL NET ASSETS - 100.0%			$102,271,795

LIBOR - London Interbank Offered Rate

TBA - To Be Announced Security

^	Delayed delivery

*	Represents less than 0.05%.

+	All or a portion of these TBAs are subject to dollar-roll transactions.

(a)	144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2018, these securities amounted to $17,470,091 or 17.1% of net assets.

(b)	Variable Rate Security - interest rate subject to periodic change.

Benchmark	Rate
1 Month LIBOR	1.88%
3 Month LIBOR	2.31%

(c)	Money market rate shown represents the rate at March 31, 2018.

(d)	Zero coupon.

Futures Contracts
Description	Number of Contracts	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
SHORT
90 Day Euro Future	9	Dec-19	Morgan Stanley	$2,187,338	$(16)
Australian 10 Year Bond Future	10	Jun-18	Morgan Stanley	994,227	(11,351)
Long Gilt Future	8	Jun-18	Morgan Stanley	1,378,336	(23,829)
U.S. 5 Year Note Future	25	Jun-18	Morgan Stanley	2,861,523	(7,262)
U.S. 10 Year Note Future	90	Jun-18	Morgan Stanley	10,902,656	(82,203)
U.S. Ultra Bond Future	23	Jun-18	Morgan Stanley	3,690,781	(114,429)
					(239,090)
LONG
Canadian 10 Year Bond Future	13	Jun-18	Morgan Stanley	1,343,812	15,116
Euro-Bond Future	6	Jun-18	Morgan Stanley	1,176,450	18,594
U.S. 2 Year Note Future	61	Jun-18	Morgan Stanley	12,969,172	5,113
U.S. Long Bond Future	53	Jun-18	Morgan Stanley	7,771,125	174,499
					213,322
TOTAL NET UNREALIZED DEPRECIATION OF FUTURES CONTRACTS					$(25,768)

INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Floating Rate as of 3/31/18	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse	3 Month Bank Bill Swap Rate*	2.03%	Receive	2.25%	6/20/2020	$1,330,000	$(3,330)	—	$(3,330)
Credit Suisse	3 Month Canadian Dollar Offered Rate^	1.73%	Pay	1.75%	6/20/2020	1,360,000	(10,234)	—	(10,234)
Credit Suisse	3 Month Canadian Dollar Offered Rate^	1.73%	Pay	1.75%	6/20/2019	2,190,000	(5,626)	—	(5,626)
Credit Suisse	3 Month Canadian Dollar Offered Rate^	1.73%	Pay	2.25%	6/20/2028	530,000	(10,070)	—	(10,070)
Credit Suisse	3 Month STIBOR*	-0.36%	Pay	-0.33%	9/17/2018	9,970,000	13,907	13,460	447
Credit Suisse	3 Month STIBOR*	-0.36%	Pay	-0.10%	6/28/2019	16,490,000	3,950	—	3,950
Credit Suisse	3 Month STIBOR*	-0.36%	Receive	2.00%	10/25/227	2,110,000	(1,141)	—	(1,141)
Credit Suisse	3 Month STIBOR*	-0.36%	Receive	2.00%	11/2/2027	3,140,000	(1,633)	—	(1,633)
Credit Suisse	3 Month STIBOR*	-0.36%	Receive	0.50%	12/16/2021	28,320,000	7,799	—	7,799
Credit Suisse	3 Month STIBOR*	-0.36%	Receive	0.50%	6/20/2023	18,450,000	8,522	—	8,522
Credit Suisse	3 Month STIBOR*	-0.36%	Receive	1.50%	6/20/2028	1,880,000	(5,108)	—	(5,108)
Credit Suisse	3 Month STIBOR*	-0.36%	Receive	0.01%	6/20/2020	9,670,000	(4,293)	—	(4,293)
Credit Suisse	3 Month STIBOR*	-0.36%	Receive	0.25%	6/20/2021	10,150,000	(3,481)	—	(3,481)
Credit Suisse	3 Month USD LIBOR*	2.02%	Receive	2.75%	2/20/2023	670,000	615	—	615
Credit Suisse	6 Month EUR LIBOR^	-0.33%	Pay	1.33%	1/12/2027	570,000	(1,163)	—	(1,163)
Credit Suisse	6 Month EUR LIBOR^	-0.33%	Pay	0.35%	12/16/2021	3,460,000	(7,216)	—	(7,216)
Credit Suisse	6 Month EUR LIBOR^	-0.33%	Pay	1.50%	12/19/2027	590,000	(993)	—	(993)
Credit Suisse	6 Month EUR LIBOR^	-0.33%	Pay	0.85%	2/10/2023	1,670,000	12,113	—	12,113
Credit Suisse	6 Month EUR LIBOR^	-0.33%	Pay	0.75%	2/17/2022	1,430,000	8,810	—	8,810
Credit Suisse	6 Month EUR LIBOR^	-0.33%	Receive	1.50%	6/20/2038	330,000	(4,187)	—	(4,187)
Credit Suisse	6 Month EUR LIBOR^	-0.33%	Receive	0.25%	6/20/2023	2,220,000	(23,152)	—	(23,152)
Credit Suisse	6 Month GBP LIBOR^	0.69%	Pay	1.60%	10/25/2027	220,000	1,251	—	1,251
Credit Suisse	6 Month GBP LIBOR^	0.69%	Receive	1.94%	1/1/1932	560,000	(8,290)	—	(8,290)
Credit Suisse	6 Month GBP LIBOR^	0.69%	Receive	1.75%	3/17/1937	590,000	(6,804)	—	(6,804)
Credit Suisse	6 Month GBP LIBOR^	0.69%	Pay	1.60%	3/16/2027	740,000	(784)	—	(784)
Credit Suisse	6 Month GBP LIBOR^	0.69%	Pay	1.20%	11/21/2023	1,810,000	(28,937)	—	(28,937)
Credit Suisse	6 Month GBP LIBOR^	0.69%	Receive	1.40%	11/21/2028	1,100,000	20,599	—	20,599
Credit Suisse	6 Month GBP LIBOR^	0.69%	Receive	1.75%	12/14/2037	310,000	(3,801)	—	(3,801)
Credit Suisse	Sterling Over Night Index+	0.46%	Pay	0.90%	6/20/2019	1,710,000	1,726	—	1,726
Credit Suisse	US Fed Funds Rate+	1.75%	Pay	2.10%	6/20/2019	1,690,000	192	—	192
								$13,460	$(64,219)

CREDIT DEFAULT SWAPS

Counterparty	Index	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Expiration Date	Notional Amount	Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse	CDX.NA.IG.29*	Sell	0.00%	1.00%	12/20/2022	$6,525,000	$(12,660)	$—	$(12,660)
								$—	$(12,660)

* Pays quarterly.
^ Pays semi-annually.
+ Pays annually.

Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Units to Receive/Deliver		In Exchange For		U.S. $ Value	Unrealized Appreciation/ (Depreciation)
To Buy:
5/25/2018	Morgan Stanley	100,000	GBP	139,841	USD	$140,597	$756
6/20/2018	Morgan Stanley	101,509	AUD	56,990	GBP	77,878	(2,153)
6/20/2018	Morgan Stanley	686,471	AUD	536,655	USD	526,666	(9,989)
6/20/2018	Morgan Stanley	101,013	AUD	79,244	USD	77,498	(1,746)
6/20/2018	Morgan Stanley	100,355	AUD	79,199	USD	76,993	(2,206)
6/20/2018	Morgan Stanley	201,031	AUD	158,551	USD	154,233	(4,318)
6/20/2018	Morgan Stanley	71,728	AUD	56,562	USD	55,030	(1,532)
6/20/2018	Morgan Stanley	100,017	AUD	79,077	USD	76,734	(2,343)
6/20/2018	Morgan Stanley	99,959	AUD	78,052	USD	76,689	(1,363)
6/20/2018	Morgan Stanley	99,989	AUD	78,165	USD	76,712	(1,453)
6/20/2018	Morgan Stanley	29,537	AUD	22,839	USD	22,661	(178)
6/20/2018	Morgan Stanley	102,030	AUD	78,565	USD	78,278	(287)
6/20/2018	Morgan Stanley	44,663	AUD	34,394	USD	34,266	(128)
6/20/2018	Morgan Stanley	101,043	AUD	78,425	USD	77,521	(904)
6/20/2018	Morgan Stanley	101,017	AUD	78,121	USD	77,501	(620)
6/20/2018	Morgan Stanley	100,985	AUD	78,136	USD	77,476	(660)
6/20/2018	Morgan Stanley	81,030	AUD	62,188	USD	62,167	(21)
6/20/2018	Morgan Stanley	48,770	AUD	37,422	USD	37,416	(6)
6/20/2018	Morgan Stanley	105,503	AUD	81,058	USD	80,943	(115)
6/20/2018	Morgan Stanley	101,901	CAD	63,995	EUR	79,162	(386)
6/20/2018	Morgan Stanley	203,207	CAD	127,999	EUR	157,861	(769)
6/20/2018	Morgan Stanley	102,925	CAD	64,025	EUR	79,957	292
6/20/2018	Morgan Stanley	101,973	CAD	63,971	EUR	79,217	227
6/20/2018	Morgan Stanley	896,202	CAD	695,200	USD	696,213	1,013
6/20/2018	Morgan Stanley	101,412	CAD	78,970	USD	78,781	(189)
6/20/2018	Morgan Stanley	107,000	CAD	82,635	USD	83,123	488
6/20/2018	Morgan Stanley	101,333	CAD	78,975	USD	78,720	(255)
6/20/2018	Morgan Stanley	101,794	CAD	78,980	USD	79,079	99
6/20/2018	Morgan Stanley	101,841	CAD	79,012	USD	79,115	103
6/20/2018	Morgan Stanley	101,550	CAD	79,003	USD	78,889	(114)
6/20/2018	Morgan Stanley	101,909	CAD	78,968	USD	79,168	200
6/20/2018	Morgan Stanley	101,997	CAD	78,978	USD	79,236	258
6/20/2018	Morgan Stanley	102,929	CAD	79,020	USD	79,960	940
6/20/2018	Morgan Stanley	41,300	CAD	31,569	USD	32,084	515
6/20/2018	Morgan Stanley	201,310	CAD	156,005	USD	156,387	382
6/20/2018	Morgan Stanley	100,636	CAD	78,015	USD	78,179	164
6/20/2018	Morgan Stanley	100,670	CAD	78,053	USD	78,205	152
6/20/2018	Morgan Stanley	100,592	CAD	78,005	USD	78,145	140
6/20/2018	Morgan Stanley	199,945	CAD	155,991	USD	155,327	(664)
6/20/2018	Morgan Stanley	100,235	CAD	78,050	USD	77,867	(183)
6/20/2018	Morgan Stanley	100,530	CAD	77,980	USD	78,097	117
6/20/2018	Morgan Stanley	100,232	CAD	77,994	USD	77,865	(129)
6/20/2018	Morgan Stanley	48,376	CAD	37,629	USD	37,581	(48)
6/20/2018	Morgan Stanley	104,867	CAD	81,352	USD	81,466	114
6/20/2018	Morgan Stanley	148,391	CHF	127,044	EUR	156,052	(1,758)
6/20/2018	Morgan Stanley	70,152	CHF	60,019	EUR	73,774	(831)
6/20/2018	Morgan Stanley	148,424	CHF	127,127	EUR	156,088	(1,540)

6/20/2018	Morgan Stanley	71,910	CHF	61,542	EUR	75,623	(746)
6/20/2018	Morgan Stanley	149,686	CHF	127,389	EUR	157,415	(1,604)
6/20/2018	Morgan Stanley	73,740	CHF	55,041	GBP	77,547	(790)
6/20/2018	Morgan Stanley	63,967	EUR	101,566	CAD	79,155	(255)
6/20/2018	Morgan Stanley	9,825	EUR	11,461	CHF	12,157	(117)
6/20/2018	Morgan Stanley	64,039	EUR	74,813	CHF	79,244	(535)
6/20/2018	Morgan Stanley	63,984	EUR	74,716	CHF	79,176	(272)
6/20/2018	Morgan Stanley	63,971	EUR	74,750	CHF	79,160	(121)
6/20/2018	Morgan Stanley	64,043	EUR	57,045	GBP	79,249	(277)
6/20/2018	Morgan Stanley	63,976	EUR	56,806	GBP	79,166	(255)
6/20/2018	Morgan Stanley	64,022	EUR	56,799	GBP	79,223	(272)
6/20/2018	Morgan Stanley	64,028	EUR	56,717	GBP	79,230	(272)
6/20/2018	Morgan Stanley	63,971	EUR	56,563	GBP	79,160	10
6/20/2018	Morgan Stanley	64,041	EUR	56,296	GBP	79,246	(292)
6/20/2018	Morgan Stanley	63,019	EUR	55,534	GBP	77,982	(635)
6/20/2018	Morgan Stanley	63,961	EUR	623,125	NOK	79,147	(341)
6/20/2018	Morgan Stanley	40,977	EUR	394,515	NOK	50,706	(178)
6/20/2018	Morgan Stanley	22,348	EUR	214,445	NOK	27,655	(89)
6/20/2018	Morgan Stanley	20,320	EUR	194,970	NOK	25,145	(81)
6/20/2018	Morgan Stanley	108,004	EUR	1,036,751	NOK	133,647	(1,288)
6/20/2018	Morgan Stanley	4,781	EUR	45,696	NOK	5,916	(20)
6/20/2018	Morgan Stanley	63,978	EUR	609,541	NOK	79,168	(272)
6/20/2018	Morgan Stanley	63,984	EUR	611,400	NOK	79,176	(272)
6/20/2018	Morgan Stanley	40,200	EUR	383,283	NOK	49,745	81
6/20/2018	Morgan Stanley	64,882	EUR	619,310	NOK	80,287	(123)
6/20/2018	Morgan Stanley	128,026	EUR	1,291,965	SEK	158,423	19
6/20/2018	Morgan Stanley	93,431	EUR	944,770	SEK	115,614	(176)
6/20/2018	Morgan Stanley	64,012	EUR	79,525	USD	79,211	(314)
6/20/2018	Morgan Stanley	317,960	EUR	397,830	USD	393,454	(4,376)
6/20/2018	Morgan Stanley	63,981	EUR	79,811	USD	79,172	(639)
6/20/2018	Morgan Stanley	64,026	EUR	79,245	USD	79,228	(17)
6/20/2018	Morgan Stanley	128,001	EUR	159,100	USD	158,392	(708)
6/20/2018	Morgan Stanley	64,041	EUR	79,795	USD	79,247	(548)
6/20/2018	Morgan Stanley	63,966	EUR	79,391	USD	79,153	(238)
6/20/2018	Morgan Stanley	63,990	EUR	79,167	USD	79,184	17
6/20/2018	Morgan Stanley	63,954	EUR	79,199	USD	79,138	(61)
6/20/2018	Morgan Stanley	63,961	EUR	79,305	USD	79,147	(158)
6/20/2018	Morgan Stanley	125,922	EUR	157,317	USD	155,820	(1,497)
6/20/2018	Morgan Stanley	64,463	EUR	80,295	USD	79,769	(526)
6/20/2018	Morgan Stanley	65,171	EUR	80,973	USD	80,644	(329)
6/20/2018	Morgan Stanley	57,082	EUR	70,857	USD	70,635	(222)
6/20/2018	Morgan Stanley	57,538	GBP	64,636	EUR	80,995	154
6/20/2018	Morgan Stanley	57,342	GBP	64,457	EUR	80,719	377
6/20/2018	Morgan Stanley	56,415	GBP	64,041	EUR	79,415	(74)
6/20/2018	Morgan Stanley	55,980	GBP	63,505	EUR	78,802	31
6/20/2018	Morgan Stanley	29,463	GBP	40,854	USD	41,474	620
6/20/2018	Morgan Stanley	353,386	GBP	493,067	USD	497,454	4,387
6/20/2018	Morgan Stanley	102,907	GBP	143,885	USD	144,860	975
6/20/2018	Morgan Stanley	224,971	GBP	315,514	USD	316,688	1,174
6/20/2018	Morgan Stanley	43,244	GBP	60,622	USD	60,874	252
6/20/2018	Morgan Stanley	27,427	GBP	38,578	USD	38,609	31
6/20/2018	Morgan Stanley	56,013	GBP	79,261	USD	78,848	(413)
6/20/2018	Morgan Stanley	55,678	GBP	78,901	USD	78,377	(524)

6/20/2018	Morgan Stanley	58,340	GBP	82,733	USD	82,124	(609)
6/20/2018	Morgan Stanley	110,030	GBP	155,730	USD	154,887	(843)
6/20/2018	Morgan Stanley	56,002	GBP	78,906	USD	78,833	(73)
6/20/2018	Morgan Stanley	8,286,133	JPY	100,988	CAD	78,341	(445)
6/20/2018	Morgan Stanley	8,462,322	JPY	63,999	EUR	80,007	91
6/20/2018	Morgan Stanley	8,368,139	JPY	64,041	EUR	79,117	(479)
6/20/2018	Morgan Stanley	8,245,888	JPY	63,012	EUR	77,961	(994)
6/20/2018	Morgan Stanley	8,343,813	JPY	79,015	USD	78,887	(128)
6/20/2018	Morgan Stanley	8,258,515	JPY	78,042	USD	78,080	38
6/20/2018	Morgan Stanley	8,256,888	JPY	77,993	USD	78,065	72
6/20/2018	Morgan Stanley	8,195,265	JPY	77,987	USD	77,482	(505)
6/20/2018	Morgan Stanley	8,191,939	JPY	77,963	USD	77,451	(512)
6/20/2018	Morgan Stanley	8,439,799	JPY	80,219	USD	79,794	(425)
6/20/2018	Morgan Stanley	8,199,133	JPY	78,026	USD	77,519	(507)
6/20/2018	Morgan Stanley	16,485,156	JPY	156,964	USD	155,859	(1,105)
6/20/2018	Morgan Stanley	8,398,943	NOK	872,739	EUR	1,072,607	(10,704)
6/20/2018	Morgan Stanley	439,747	NOK	46,043	EUR	56,159	(918)
6/20/2018	Morgan Stanley	269,099	NOK	24,329	GBP	34,366	(3)
6/20/2018	Morgan Stanley	109,051	NZD	79,429	USD	78,649	(780)
6/20/2018	Morgan Stanley	216,012	NZD	158,589	USD	155,791	(2,798)
6/20/2018	Morgan Stanley	43,076	NZD	31,517	USD	31,067	(450)
6/20/2018	Morgan Stanley	215,969	NZD	156,675	USD	155,760	(915)
6/20/2018	Morgan Stanley	43,541	NZD	31,397	USD	31,403	6
6/20/2018	Morgan Stanley	43,309	NZD	31,030	USD	31,235	205
6/20/2018	Morgan Stanley	217,040	NZD	157,215	USD	156,533	(682)
6/20/2018	Morgan Stanley	114,701	NZD	83,584	USD	82,724	(860)
6/20/2018	Morgan Stanley	107,011	NZD	78,014	USD	77,178	(836)
6/20/2018	Morgan Stanley	18,055,170	SEK	1,766,087	EUR	2,169,179	(41,314)
6/20/2018	Morgan Stanley	650,792	SEK	64,006	EUR	78,187	(1,399)
6/20/2018	Morgan Stanley	17,401,765	SEK	1,712,511	EUR	2,090,677	(35,924)
6/20/2018	Morgan Stanley	3,520,246	SEK	347,482	EUR	422,928	(10,054)
6/20/2018	Morgan Stanley	640,267	SEK	62,970	EUR	76,923	(1,740)
6/20/2018	Morgan Stanley	1,943,369	SEK	189,006	EUR	233,480	(2,079)
6/20/2018	Morgan Stanley	640,835	SEK	606,513	NOK	76,991	(1,829)
6/20/2018	Morgan Stanley	639,785	SEK	606,581	NOK	76,865	(2,016)
6/20/2018	Morgan Stanley	650,740	SEK	616,318	NOK	78,181	(1,716)
6/20/2018	Morgan Stanley	261,399	SEK	31,938	USD	31,405	(533)
6/20/2018	Morgan Stanley	390,578	SEK	47,540	USD	46,925	(615)
							(167,105)

To Sell:
5/25/2018	Morgan Stanley	99,844	GBP	138,321	USD	$140,379	$(2,058)
6/12/2018	Morgan Stanley	552,892	TWD	19,020	USD	19,063	(43)
6/20/2018	Morgan Stanley	100,965	AUD	79,503	USD	77,461	2,042
6/20/2018	Morgan Stanley	109,035	AUD	84,070	USD	83,653	417
6/20/2018	Morgan Stanley	101,566	CAD	63,967	EUR	78,902	508
6/20/2018	Morgan Stanley	100,988	CAD	8,286,133	JPY	78,453	334
6/20/2018	Morgan Stanley	101,082	CAD	78,948	USD	78,525	423
6/20/2018	Morgan Stanley	100,155	CAD	78,045	USD	77,805	240
6/20/2018	Morgan Stanley	99,970	CAD	77,993	USD	77,661	332
6/20/2018	Morgan Stanley	11,461	CHF	9,825	EUR	12,052	222
6/20/2018	Morgan Stanley	74,813	CHF	64,039	EUR	78,675	1,103
6/20/2018	Morgan Stanley	74,750	CHF	63,971	EUR	78,609	672

6/20/2018	Morgan Stanley	74,716	CHF	63,984	EUR	78,574	874
6/20/2018	Morgan Stanley	63,995	EUR	101,901	CAD	79,189	358
6/20/2018	Morgan Stanley	127,999	EUR	203,207	CAD	158,390	240
6/20/2018	Morgan Stanley	64,025	EUR	102,925	CAD	79,227	438
6/20/2018	Morgan Stanley	63,971	EUR	101,973	CAD	79,160	(170)
6/20/2018	Morgan Stanley	127,044	EUR	148,391	CHF	157,208	603
6/20/2018	Morgan Stanley	60,019	EUR	70,152	CHF	74,270	335
6/20/2018	Morgan Stanley	127,127	EUR	148,424	CHF	157,310	317
6/20/2018	Morgan Stanley	61,542	EUR	71,910	CHF	76,154	215
6/20/2018	Morgan Stanley	127,389	EUR	149,686	CHF	157,635	1,383
6/20/2018	Morgan Stanley	64,636	EUR	57,538	GBP	79,983	859
6/20/2018	Morgan Stanley	64,457	EUR	57,342	GBP	79,761	581
6/20/2018	Morgan Stanley	64,041	EUR	56,415	GBP	79,246	243
6/20/2018	Morgan Stanley	63,505	EUR	55,980	GBP	78,583	188
6/20/2018	Morgan Stanley	63,999	EUR	8,462,322	JPY	79,194	722
6/20/2018	Morgan Stanley	64,041	EUR	8,368,139	JPY	79,246	350
6/20/2018	Morgan Stanley	63,012	EUR	8,245,888	JPY	77,973	981
6/20/2018	Morgan Stanley	872,739	EUR	8,398,943	NOK	1,079,954	3,358
6/20/2018	Morgan Stanley	46,043	EUR	439,747	NOK	56,974	103
6/20/2018	Morgan Stanley	1,766,087	EUR	18,055,170	SEK	2,185,410	25,083
6/20/2018	Morgan Stanley	64,006	EUR	650,792	SEK	79,203	383
6/20/2018	Morgan Stanley	1,712,511	EUR	17,401,765	SEK	2,119,113	7,489
6/20/2018	Morgan Stanley	347,482	EUR	3,520,246	SEK	429,985	2,997
6/20/2018	Morgan Stanley	62,970	EUR	640,267	SEK	77,921	742
6/20/2018	Morgan Stanley	189,006	EUR	1,943,369	SEK	233,881	1,677
6/20/2018	Morgan Stanley	63,985	EUR	79,465	USD	79,177	288
6/20/2018	Morgan Stanley	64,761	EUR	80,447	USD	80,138	309
6/20/2018	Morgan Stanley	48,487	EUR	60,341	USD	60,000	341
6/20/2018	Morgan Stanley	87,637	EUR	108,927	USD	108,445	482
6/20/2018	Morgan Stanley	127,005	EUR	158,288	USD	157,159	1,129
6/20/2018	Morgan Stanley	128,035	EUR	158,250	USD	158,434	(184)
6/20/2018	Morgan Stanley	63,966	EUR	79,199	USD	79,154	45
6/20/2018	Morgan Stanley	63,965	EUR	79,530	USD	79,153	377
6/20/2018	Morgan Stanley	64,026	EUR	79,559	USD	79,228	331
6/20/2018	Morgan Stanley	63,956	EUR	79,404	USD	79,141	263
6/20/2018	Morgan Stanley	63,022	EUR	78,680	USD	77,985	695
6/20/2018	Morgan Stanley	126,044	EUR	157,062	USD	155,970	1,092
6/20/2018	Morgan Stanley	63,024	EUR	78,907	USD	77,988	919
6/20/2018	Morgan Stanley	27,555	EUR	34,335	USD	34,097	238
6/20/2018	Morgan Stanley	56,990	GBP	101,509	AUD	80,223	(192)
6/20/2018	Morgan Stanley	55,041	GBP	73,740	CHF	77,480	857
6/20/2018	Morgan Stanley	57,045	GBP	64,043	EUR	80,301	(775)
6/20/2018	Morgan Stanley	56,806	GBP	63,976	EUR	79,965	(544)
6/20/2018	Morgan Stanley	56,799	GBP	64,022	EUR	79,955	(460)
6/20/2018	Morgan Stanley	56,717	GBP	64,028	EUR	79,839	(337)
6/20/2018	Morgan Stanley	56,563	GBP	63,971	EUR	79,623	(473)
6/20/2018	Morgan Stanley	56,296	GBP	64,041	EUR	79,247	291
6/20/2018	Morgan Stanley	55,534	GBP	63,019	EUR	78,175	442
6/20/2018	Morgan Stanley	24,329	GBP	269,099	NOK	34,248	121
6/20/2018	Morgan Stanley	112,038	GBP	157,716	USD	157,714	2
6/20/2018	Morgan Stanley	56,016	GBP	78,841	USD	78,853	(12)
6/20/2018	Morgan Stanley	112,995	GBP	158,838	USD	159,061	(223)
6/20/2018	Morgan Stanley	47,449	GBP	67,036	USD	66,793	243

6/20/2018	Morgan Stanley	56,968	GBP	80,730	USD	80,192	538
6/20/2018	Morgan Stanley	55,026	GBP	78,557	USD	77,460	1,097
6/20/2018	Morgan Stanley	55,014	GBP	78,264	USD	77,442	822
6/20/2018	Morgan Stanley	28,563	GBP	40,536	USD	40,208	328
6/20/2018	Morgan Stanley	8,373,729	JPY	79,016	USD	79,169	(153)
6/20/2018	Morgan Stanley	8,405,882	JPY	79,025	USD	79,474	(449)
6/20/2018	Morgan Stanley	8,351,755	JPY	78,979	USD	78,962	17
6/20/2018	Morgan Stanley	198,222,379	JPY	1,872,460	USD	1,874,094	(1,634)
6/20/2018	Morgan Stanley	3,340,671	JPY	31,610	USD	31,584	26
6/20/2018	Morgan Stanley	16,498,326	JPY	155,990	USD	155,984	6
6/20/2018	Morgan Stanley	8,140,036	JPY	78,016	USD	76,960	1,056
6/20/2018	Morgan Stanley	8,146,245	JPY	77,964	USD	77,019	945
6/20/2018	Morgan Stanley	623,125	NOK	63,961	EUR	79,578	(89)
6/20/2018	Morgan Stanley	394,515	NOK	40,977	EUR	50,382	501
6/20/2018	Morgan Stanley	214,445	NOK	22,348	EUR	27,386	357
6/20/2018	Morgan Stanley	194,970	NOK	20,320	EUR	24,899	326
6/20/2018	Morgan Stanley	1,036,751	NOK	108,004	EUR	132,401	2,535
6/20/2018	Morgan Stanley	45,696	NOK	4,781	EUR	5,836	101
6/20/2018	Morgan Stanley	609,541	NOK	63,978	EUR	77,843	1,597
6/20/2018	Morgan Stanley	611,400	NOK	63,984	EUR	78,080	1,368
6/20/2018	Morgan Stanley	383,283	NOK	40,200	EUR	48,948	716
6/20/2018	Morgan Stanley	619,310	NOK	64,882	EUR	79,090	1,320
6/20/2018	Morgan Stanley	606,513	NOK	640,835	SEK	77,456	1,364
6/20/2018	Morgan Stanley	606,581	NOK	639,785	SEK	77,465	1,416
6/20/2018	Morgan Stanley	616,318	NOK	650,740	SEK	78,708	1,189
6/20/2018	Morgan Stanley	244,413	NOK	31,504	USD	31,213	291
6/20/2018	Morgan Stanley	241,066	NOK	31,478	USD	30,786	692
6/20/2018	Morgan Stanley	265,785	NOK	34,564	USD	33,943	621
6/20/2018	Morgan Stanley	964,030	NZD	700,098	USD	695,274	4,824
6/20/2018	Morgan Stanley	56,736	NZD	41,235	USD	40,919	316
6/20/2018	Morgan Stanley	107,970	NZD	77,405	USD	77,870	(465)
6/20/2018	Morgan Stanley	108,987	NZD	78,740	USD	78,603	137
6/20/2018	Morgan Stanley	65,126	NZD	47,105	USD	46,970	135
6/20/2018	Morgan Stanley	1,291,965	SEK	128,026	EUR	155,219	3,185
6/20/2018	Morgan Stanley	944,770	SEK	93,431	EUR	113,506	2,284
6/20/2018	Morgan Stanley	259,280	SEK	31,782	USD	31,150	632
6/20/2018	Morgan Stanley	257,072	SEK	31,658	USD	30,885	773
							88,531

NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS							$(78,574)

Global Atlantic Goldman Sachs Global Equity Insights Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	COMMON STOCKS - 98.9%
	ADVERTISING - 0.5%
8,161	Interpublic Group of Cos, Inc.	$187,948

	AEROSPACE/DEFENSE - 2.0%
1,072	Boeing Co.	351,487
355	General Dynamics Corp.	78,420
78	Lockheed Martin Corp.	26,359
1,134	Raytheon Co.	244,740
		701,006
	AGRICULTURE - 0.3%
1,203	Philip Morris International, Inc.	119,578

	AIRLINES - 2.0%
144	Copa Holdings SA	18,523
5,600	Deutsche Lufthansa AG	178,653
14,421	International Consolidated Airlines Group SA	124,332
38,671	Qantas Airways Ltd.	172,933
22,900	Singapore Airlines Ltd.	189,305
		683,746
	APPAREL - 0.8%
866	adidas AG	209,442
133	Kering SA	63,596
		273,038
	AUTO MANUFACTURERS - 1.7%
7,878	Fiat Chrysler Automobiles NV	159,884
5,946	General Motors Co.	216,078
3,440	Peugeot SA	82,710
6,983	Volvo AB - Class B	126,948
		585,620
	AUTO PARTS & EQUIPMENT - 0.1%
1,651	Schaeffler AG	25,452

	BANKS - 8.9%
2,025	BNP Paribas SA	149,850
2,291	Capital One Financial Corp.	219,524
4,633	Citizens Financial Group, Inc.	194,493
2,003	Comerica, Inc.	192,148
1,123	Erste Group Bank AG	56,350
9,062	Huntington Bancshares, Inc.	136,836
15,151	Intesa Sanpaolo SpA	55,034
393	Jyske Bank A/S	23,200
1,996	KBC Group NV	173,602
6,011	KeyCorp	117,515
1,075	M&T Bank Corp.	198,187
39,000	Mitsubishi UFJ Financial Group, Inc.	255,343
18,300	Oversea-Chinese Banking Corp Ltd.	178,911
3,000	Royal Bank of Canada	231,577
1,381	Societe Generale SA	75,002
2,111	State Street Corp.	210,530
5,600	Sumitomo Mitsui Financial Group, Inc.	234,373
864	SunTrust Banks, Inc.	58,787
300	Suruga Bank Ltd. *	4,164
744	SVB Financial Group *	178,567
1,513	Synovus Financial Corp.	75,559
1,400	Toronto-Dominion Bank	79,390
		3,098,942

	BEVERAGES - 2.0%
3,800	Asahi Group Holdings Ltd.	203,310
1,467	Carlsberg A/S	174,465
2,555	Diageo PLC - ADR	86,450
7,300	Kirin Holdings Co. Ltd.	193,122
606	Molson Coors Brewing Co.	45,650
		702,997
	BIOTECHNOLOGY - 2.5%
320	Alexion Pharmaceuticals, Inc. *	35,667
555	Amgen, Inc.	94,616
331	Biogen, Inc. *	90,634
2,734	Celgene Corp. *	243,900
540	Regeneron Pharmaceuticals, Inc. *	185,954
1,272	Vertex Pharmaceuticals, Inc. *	207,311
		858,082
	BUILDING MATERIALS - 0.3%
100	Asahi Glass Co Ltd.	4,133
2,209	Masco Corp.	89,332
		93,465
	CHEMICALS - 0.9%
761	BASF SE *	77,185
656	Huntsman Corp.	19,188
1,683	Koninklijke DSM NV	166,912
111	LyondellBasell Industries NV	11,730
992	Victrex PLC	35,736
		310,751
	COMMERCIAL SERVICES - 2.2%
611	Adecco Group AG	43,388
174	Bright Horizons Family Solutions, Inc. *	17,351
441	CoStar Group, Inc. *	159,942
400	Nihon M&A Center, Inc.	13,672
6,900	Recruit Holdings Co. Ltd.	170,245
1,188	RELX NV	24,590
1,171	S&P Global, Inc.	223,731
1,048	Wirecard AG	123,630
		776,549
	COMPUTERS - 4.4%
1,389	Apple, Inc.	233,046
347	Atos SE	47,413
565	Capgemini SE	70,320
2,800	CGI Group, Inc. *	161,365
2,228	Computershare Ltd.	29,583
350	Fortinet, Inc. *	18,753
32,000	Fujitsu Ltd.	192,271
5,360	HP, Inc.	117,491
1,945	International Business Machines Corp.	298,421
700	NET One Systems Co. Ltd. *	10,163
2,447	NetApp, Inc.	150,955
2,142	Western Digital Corp.	197,642
		1,527,423
	COSMETICS/PERSONAL CARE - 1.5%
1,838	Colgate-Palmolive Co.	131,748
1,460	Estee Lauder Cos, Inc.	218,591
300	Kao Corp.	22,375
1,600	Shiseido Co. Ltd.	102,123
904	Unilever PLC - ADR	50,226
		525,063
	DISTRIBUTION/WHOLESALE - 0.1%
1,800	Takashima & Co. Ltd. *	36,914

	DIVERSIFIED FINANCIAL SERVICES - 4.6%
5,919	Ally Financial, Inc.	160,701
701	Ameriprise Financial, Inc.	103,706
4,156	ASX Ltd.	178,711
6,816	BGC Partners, Inc.	91,675
1,500	Hong Kong Exchanges & Clearing Ltd.	48,775
2,300	Ichinen Holdings Co. Ltd. *	31,813
2,634	Intercontinental Exchange, Inc.	191,018
28,900	Mito Securities Co. Ltd.	113,861
11,500	ORIX Corp.	203,129
3,404	Synchrony Financial	114,136
3,142	Visa, Inc.	375,846
		1,613,371
	ELECTRIC - 2.2%
6,080	AES Corp.	69,130
2,167	CenterPoint Energy, Inc.	59,376
4,384	CMS Energy Corp.	198,551
3,682	Exelon Corp.	143,635
700	Kansai Electric Power Co., Inc.	9,077
4,540	MDU Resources Group, Inc.	127,846
735	PPL Corp.	20,793
1,000	Shikoku Electric Power Co., Inc.	11,932
1,900	TransAlta Corp.	10,287
5,029	Vistra Energy Corp. *	104,754
		755,381
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
904	AMETEK, Inc.	68,677
664	Bekaert SA	28,271
1,726	Schneider Electric SE	151,435
		248,383
	ELECTRONICS - 0.6%
400	Horiba Ltd.	30,804
1,200	Hoya Corp.	59,904
637	Jabil, Inc.	18,301
1,000	Japan Aviation Electronics Industry Ltd.	13,973
1,546	National Instruments Corp.	78,181
		201,163
	ENGINEERING & CONSTRUCTION - 0.2%
272	AECOM *	9,691
801	Alten SA *	77,085
		86,776
	ENTERTAINMENT - 0.2%
316	Vail Resorts, Inc.	70,057

	FOOD - 1.6%
3,527	Conagra Brands, Inc.	130,076
4,080	General Mills, Inc.	183,845
1,151	Hershey Co.	113,903
1,800	Miyoshi Oil & Fat Co, Ltd. *	24,118
1,086	Mondelez International, Inc.	45,319
500	Seven & i Holdings Co, Ltd.	21,307
781	US Foods Holding Corp. *	25,593
		544,161
	FOREST PRODUCTS & PAPER - 1.1%
3,680	International Paper Co.	196,622
6,954	Mondi PLC	186,810
		383,432

	GAS - 0.1%
522	UGI Corp.	23,187

	HAND/MACHINE TOOLS - 0.1%
1,700	DMG Mori Co. Ltd. *	31,299
1,100	Origin Electric Co. Ltd. *	17,428
		48,727
	HEALTHCARE PRODUCTS - 1.9%
7,837	Boston Scientific Corp. *	214,107
2,600	Create Medic Co. Ltd. *	27,235
1,380	Danaher Corp.	135,116
91	Lonza Group AG	21,401
3,457	Medtronic PLC	277,321
		675,180
	HEALTHCARE - SERVICES - 1.7%
155	Anthem, Inc.	34,054
160	Cigna Corp.	26,838
80	Eurofins Scientific SE	42,208
1,906	Fresenius Medical Care AG & Co.	194,513
471	HCA Healthcare, Inc.	45,687
494	Humana, Inc.	132,802
579	WellCare Health Plans, Inc. *	112,112
		588,214
	HOME BUILDERS - 0.3%
2,823	Persimmon PLC	100,191

	HOME FURNISHINGS - 0.3%
2,141	Electrolux AB	67,108
268	Whirlpool Corp.	41,033
		108,141
	HOUSEHOLD PRODUCTS/WARES - 0.3%
818	Kimberly-Clark Corp.	90,086

	INSURANCE - 5.3%
32,800	AIA Group Ltd.	277,502
2,198	Allstate Corp.	208,370
2,217	Arch Capital Group Ltd. *	189,753
2,562	Assured Guaranty Ltd.	92,744
1,001	Athene Holding Ltd. *	47,858
31,096	Legal & General Group PLC	112,456
10,600	Manulife Financial Corp.	196,666
2,716	Progressive Corp.	165,486
2,057	Prudential Financial, Inc.	213,002
1,191	Reinsurance Group of America, Inc.	183,414
387	Sampo Oyj	21,542
200	Torchmark Corp.	16,834
157	White Mountains Insurance Group Ltd.	129,136
		1,854,763
	INTERNET - 7.1%
298	Alphabet, Inc. - Class A *	307,473
282	Alphabet, Inc. - Class C *	292,473
364	Amazon.com, Inc. *	526,832
35	Booking Holdings, Inc. *	72,814
600	Dip Corp. *	18,731
5,151	eBay, Inc. *	207,276
1,276	F5 Networks, Inc. *	184,522
2,294	Facebook, Inc. *	366,558
2,100	Kakaku.com, Inc.	36,550
307	MercadoLibre, Inc.	109,412
288	Netflix, Inc. *	85,061
340	Palo Alto Networks, Inc. *	61,717
21,600	Rakuten, Inc.	177,268
1,800	Start Today Co. Ltd.	46,189
		2,492,876

	IRON/STEEL - 0.4%
2,783	Steel Dynamics, Inc.	123,064

	LEISURE - 0.8%
1,213	Carnival Corp. - ADR	79,452
1,642	Flight Centre Travel Group Ltd.	71,779
400	Mizuno Corp.	11,979
4,000	Yamaha Motor Co. Ltd.	117,536
		280,746
	LODGING - 2.0%
1,070	Crown Resorts Ltd.	10,415
1,461	Hilton Worldwide Holdings, Inc.	115,068
2,772	Las Vegas Sands Corp.	199,307
1,416	Marriott International, Inc.	192,548
1,645	Wyndham Worldwide Corp.	188,237
		705,575
	MACHINERY - CONSTRUCTION & MINING - 0.6%
1,195	Atlas Copco AB	46,303
1,144	Caterpillar, Inc.	168,603
		214,906
	MACHINERY - DIVERSIFIED - 0.8%
581	Hexagon AB	34,410
734	Roper Technologies, Inc.	206,026
900	Rorze Corp. *	19,752
500	Sumitomo Heavy Industries Ltd.	18,806
		278,994
	MEDIA - 1.6%
9,589	Comcast Corp.	327,656
738	News Corp.	11,660
1,258	Time Warner, Inc.	118,982
3,929	Vivendi SA	101,474
		559,772
	METAL FABRICATE/HARDWARE - 0.3%
817	Bodycote PLC	10,257
2,900	MISUMI Group, Inc.	78,942
5,800	NTN Corp. *	23,942
		113,141
	MINING - 2.1%
776	Anglo American PLC	18,081
2,225	BHP Billiton Ltd.	43,810
2,848	Boliden AB	99,470
6,599	Freeport-McMoRan, Inc. *	115,944
14,172	Glencore PLC	70,337
1,790	Rio Tinto Ltd.	99,819
4,503	Rio Tinto PLC - ADR	232,040
2,300	Teck Resources Ltd.	59,193
		738,694
	MISCELLANEOUS MANUFACTURER - 0.6%
1,200	Bando Chemical Industries Ltd. *	13,642
2,239	Ingersoll-Rand PLC	191,457
		205,099

	OIL & GAS - 7.1%
1,772	Aker BP ASA	47,895
2,287	BP PLC - ADR	92,715
1,322	Chevron Corp.	150,761
6,364	CNX Resources Corp. *	98,197
4,152	ConocoPhillips	246,172
15,416	Eni SpA	270,892
6,900	Galp Energia SGPS SA	129,878
936	HollyFrontier Corp.	45,733
6,000	Husky Energy, Inc.	85,817
2,600	Idemitsu Kosan Co. Ltd.	97,790
3,078	Marathon Petroleum Corp.	225,033
1,682	OMV AG	97,804
2,310	Phillips 66	221,575
307	Royal Dutch Shell PLC	9,736
3,917	Royal Dutch Shell PLC - Class A	122,726
3,540	Royal Dutch Shell PLC - Class B	113,074
6,300	Suncor Energy, Inc.	217,403
2,360	Valero Energy Corp.	218,937
		2,492,138
	OIL & GAS SERVICES - 0.2%
1,528	Halliburton Co.	71,724

	PACKAGING & CONTAINERS - 0.2%
1,273	WestRock Co.	81,688

	PHARMACEUTICALS - 5.5%
2,889	AbbVie, Inc.	273,444
4,239	Bristol-Myers Squibb Co.	268,117
353	GlaxoSmithKline PLC - ADR	13,792
4,569	Grifols SA	129,297
121	Johnson & Johnson	15,506
8,800	Kyowa Hakko Kirin Co. Ltd.	189,239
5,786	Merck & Co, Inc.	315,163
566	Novartis AG	45,665
1,772	Novo Nordisk A/S	86,979
735	Roche Holding AG	168,169
3,800	Shionogi & Co. Ltd.	195,985
2,594	Zoetis, Inc.	216,625
		1,917,981
	PRIVATE EQUITY - 0.0% **
422	Altamir *	6,820

	REAL ESTATE - 1.3%
4,089	CBRE Group, Inc. *	193,083
4,000	CK Asset Holdings Ltd.	33,561
2,893	REA Group Ltd.	175,773
2,352	Realogy Holdings Corp.	64,163
		466,580
	REAL ESTATE INVESTMENT TRUSTS - 2.8%
1,629	American Tower Corp.	236,759
202	Equinix, Inc.	84,464
6,819	Forest City Realty Trust, Inc.	138,153
597	Gaming and Leisure Properties, Inc.	19,982
10,200	Host Hotels & Resorts, Inc.	190,128
2,742	Piedmont Office Realty Trust, Inc.	48,232
1,924	Prologis, Inc.	121,193
845	SBA Communications Corp. *	144,427
		983,338
	RETAIL - 3.1%
2,865	Best Buy Co., Inc.	200,521
1,949	Cie Financiere Richemont SA	174,547
2,669	Nordstrom, Inc.	129,206
79	Ross Stores, Inc.	6,160
522	Urban Outfitters, Inc. *	19,293
3,459	Walgreens Boots Alliance, Inc.	226,461
2,063	Wal-Mart Stores, Inc.	183,545
1,747	Yum! Brands, Inc.	148,722
		1,088,455

	SEMICONDUCTORS - 2.7%
1,758	AIXTRON SE *	33,891
3,976	Applied Materials, Inc.	221,105
324	Elmos Semiconductor AG *	9,922
589	KLA-Tencor Corp.	64,207
4,262	Micron Technology, Inc. *	222,221
4,061	STMicroelectronics NV	89,825
320	Teradyne, Inc.	14,627
907	Texas Instruments, Inc.	94,228
1,000	Tokyo Electron Ltd.	180,677
		930,703
	SOFTWARE - 4.5%
1,000	Adobe Systems, Inc. *	216,080
2,706	Amadeus IT Group SA	199,612
4,421	AVEVA Group PLC	118,516
2,026	Citrix Systems, Inc. *	188,013
633	Intuit, Inc.	109,731
2,000	Konami Holdings Corp.	100,047
348	Lectra *	9,822
1,185	Microsoft Corp.	108,155
491	Red Hat, Inc. *	73,409
2,151	salesforce.com, Inc. *	250,161
1,808	Splunk, Inc. *	177,889
212	Ubisoft Entertainment SA *	17,865
		1,569,300
	TELECOMMUNICATIONS - 2.0%
79	Arista Networks, Inc.	20,169
8,833	AT&T, Inc.	314,896
4,435	Telenor ASA	99,987
1,088	T-Mobile US, Inc. *	66,412
4,123	Verizon Communications, Inc.	197,162
		698,626
	TRANSPORTATION - 1.8%
2,697	CSX Corp.	150,250
1,555	Expeditors International of Washington, Inc.	98,432
687	Kansas City Southern	75,467
1,537	Norfolk Southern Corp.	208,694
862	Ryder System, Inc.	62,745
		595,588

	TOTAL COMMON STOCKS (Cost - $34,495,417)	34,513,595

	SHORT-TERM INVESTMENT - 0.8%
	MONEY MARKET FUND - 0.8%
276,576	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class
	to yield 1.49% (a)(Cost - $276,576)	276,576

	TOTAL INVESTMENTS - 99.7% (Cost - $34,771,993)	$34,790,171
	OTHER ASSETS LESS LIABILITIES - NET - 0.3%	114,331
	TOTAL NET ASSETS - 100.0%	$34,904,502

*	Non-income producing security.

**	Represents less than 0.05%

ADR - American Depository Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Money market rate shown represents the rate at March 31, 2018.

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	COMMON STOCKS - 99.2%
	ADVERTISING - 0.8%
34,692	Interpublic Group of Cos, Inc.	$798,957

	AEROSPACE/DEFENSE - 3.8%
6,433	Boeing Co.	2,109,252
2,274	General Dynamics Corp.	502,327
1,506	Lockheed Martin Corp.	508,923
2,780	Raytheon Co.	599,980
		3,720,482
	AGRICULTURE - 0.1%
875	Philip Morris International, Inc.	86,975

	AIRLINES - 0.6%
3,885	Alaska Air Group, Inc.	240,715
2,690	Copa Holdings SA	346,015
		586,730
	AUTO MANUFACTURERS - 0.8%
20,178	General Motors Co.	733,269

	AUTO PARTS & EQUIPMENT - 0.1%
925	Visteon Corp. *	101,972

	BANKS - 1.4%
16,884	Citizens Financial Group, Inc.	708,790
6,075	State Street Corp.	605,860
185	SVB Financial Group *	44,402
		1,359,052
	BEVERAGES - 1.0%
2,884	Molson Coors Brewing Co.	217,252
6,701	PepsiCo, Inc.	731,414
		948,666
	BIOTECHNOLOGY - 4.4%
1,625	Alexion Pharmaceuticals, Inc. *	181,122
1,073	Amgen, Inc.	182,925
2,448	Biogen, Inc. *	670,311
13,532	Celgene Corp. *	1,207,190
4,424	Exelixis, Inc. *	97,992
2,462	Regeneron Pharmaceuticals, Inc. *	847,814
6,282	Vertex Pharmaceuticals, Inc. *	1,023,840
		4,211,194
	BUILDING MATERIALS - 0.8%
2,054	Fortune Brands Home & Security, Inc.	120,960
16,095	Masco Corp.	650,882
		771,842
	CHEMICALS - 0.6%
10,929	Huntsman Corp.	319,673
3,976	WR Grace & Co.	243,450
		563,123
	COAL - 0.0% **
1,314	CONSOL Energy, Inc. *	38,067

	COMMERCIAL SERVICES - 2.8%
5,639	Bright Horizons Family Solutions, Inc. *	562,321
1,647	CoStar Group, Inc. *	597,334
2,122	H&R Block, Inc.	53,920
4,374	PayPal Holdings, Inc. *	331,855
3,303	S&P Global, Inc.	631,071
5,669	Sabre Corp.	121,600
4,256	Total System Services, Inc.	367,123
		2,665,224
	COMPUTERS - 9.6%
2,124	Accenture PLC	326,034
32,319	Apple, Inc.	5,422,482
12,543	Fortinet, Inc. *	672,054
9,108	International Business Machines Corp.	1,397,440
11,449	NetApp, Inc.	706,289
8,071	Western Digital Corp.	744,711
		9,269,010
	COSMETICS/PERSONAL CARE - 1.0%
6,532	Estee Lauder Cos, Inc.	977,971

	DISTRIBUTION/WHOLESALE - 0.8%
8,267	KAR Auction Services, Inc.	448,071
2,283	Pool Corp.	333,820
		781,891
	DIVERSIFIED FINANCIAL SERVICES - 3.1%
10,650	Ally Financial, Inc.	289,147
25,141	BGC Partners, Inc.	338,146
786	Intercontinental Exchange, Inc.	57,001
1,468	Mastercard, Inc.	257,135
17,288	Visa, Inc.	2,067,991
		3,009,420
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
8,779	AMETEK, Inc.	666,941

	ELECTRONICS - 1.3%
8,370	Gentex Corp.	192,677
558	Mettler-Toledo International, Inc. *	320,867
15,187	National Instruments Corp.	768,007
		1,281,551
	ENTERTAINMENT - 0.5%
2,200	Vail Resorts, Inc.	487,740

	FOOD - 1.4%
15,675	Conagra Brands, Inc.	578,094
13,627	General Mills, Inc.	614,033
862	Hershey Co.	85,304
1,583	Sprouts Farmers Market, Inc. *	37,153
		1,314,584
	HEALTHCARE PRODUCTS - 2.7%
37,705	Boston Scientific Corp. *	1,030,101
2,474	Edwards Lifesciences Corp. *	345,172
1,149	IDEXX Laboratories, Inc. *	219,907
10,051	Medtronic PLC	806,291
1,726	Varian Medical Systems, Inc. *	211,694
		2,613,165
	HEALTHCARE - SERVICES - 2.3%
349	Cigna Corp.	58,541
2,081	HCA Healthcare, Inc.	201,857
2,812	Humana, Inc.	755,950
2,703	UnitedHealth Group, Inc.	578,442
3,465	WellCare Health Plans, Inc. *	670,928
		2,265,718

	HOME BUILDERS - 0.1%
2,729	DR Horton, Inc.	119,639

	HOME FURNISHINGS - 0.5%
3,020	Whirlpool Corp.	462,392

	HOUSEWARES - 0.6%
9,996	Toro Co.	624,250

	INSURANCE - 2.5%
8,244	Allstate Corp.	781,531
3,795	Arch Capital Group Ltd. *	324,814
795	Arthur J. Gallagher & Co.	54,640
14,798	Progressive Corp.	901,642
294	Reinsurance Group of America, Inc.	45,276
368	White Mountains Insurance Group Ltd.	302,687
		2,410,590
	INTERNET - 15.3%
2,296	Alphabet, Inc. - Class A *	2,368,990
2,261	Alphabet, Inc. - Class C *	2,344,974
2,968	Amazon.com, Inc. *	4,295,705
322	Booking Holdings, Inc. *	669,886
4,850	F5 Networks, Inc. *	701,358
17,934	Facebook, Inc. *	2,865,674
2,759	Netflix, Inc. *	814,871
3,497	Palo Alto Networks, Inc. *	634,775
5,546	Symantec Corp.	143,364
		14,839,597
	INVESTMENT COMPANIES - 0.3%
11,573	Leucadia National Corp	263,054

	IRON/STEEL - 0.1%
1,479	Steel Dynamics, Inc.	65,401

	LODGING - 2.4%
4,762	Hilton Worldwide Holdings, Inc.	375,055
7,443	Las Vegas Sands Corp.	535,152
6,871	Marriott International, Inc.	934,319
4,561	Wyndham Worldwide Corp.	521,915
		2,366,441
	MACHINERY - CONSTRUCTION & MINING - 0.6%
4,271	Caterpillar, Inc.	629,460

	MACHINERY - DIVERSIFIED - 0.9%
2,973	Roper Technologies, Inc.	834,491

	MEDIA - 1.3%
37,940	Comcast Corp.	1,296,410

	MINING - 0.2%
10,152	Freeport-McMoRan, Inc. *	178,371

	MISCELLANEOUS MANUFACTURER - 0.7%
8,464	Ingersoll-Rand PLC	723,757

	OIL & GAS - 2.4%
19,298	CNX Resources Corp. *	297,768
10,044	Marathon Petroleum Corp.	734,317
6,362	Phillips 66	610,243
7,353	Valero Energy Corp.	682,138
		2,324,466

	OIL & GAS SERVICES - 0.3%
6,729	Halliburton Co.	315,859

	PACKAGING & CONTAINERS - 1.7%
8,697	Berry Global Group, Inc. *	476,683
42,839	Graphic Packaging Holding Co.	657,579
23,375	Owens-Illinois, Inc. *	506,303
		1,640,565
	PHARMACEUTICALS - 4.8%
19,339	AbbVie, Inc.	1,830,436
15,076	Bristol-Myers Squibb Co.	953,557
14,112	Merck & Co, Inc.	768,681
12,706	Zoetis, Inc.	1,061,078
		4,613,752
	REAL ESTATE - 0.8%
16,092	CBRE Group, Inc. *	759,864

	REAL ESTATE INVESTMENT TRUSTS - 3.5%
8,199	American Tower Corp.	1,191,643
1,968	CoreSite Realty Corp.	197,312
1,014	Equinix, Inc.	423,994
1,886	Forest City Realty Trust, Inc.	38,210
2,489	Gaming and Leisure Properties, Inc.	83,307
32,385	Host Hotels & Resorts, Inc.	603,656
4,238	Piedmont Office Realty Trust, Inc.	74,546
4,319	SBA Communications Corp. *	738,203
		3,350,871
	RETAIL - 4.2%
10,432	Best Buy Co., Inc.	730,136
282	Burlington Stores, Inc. *	37,548
3,385	Home Depot, Inc.	603,342
1,899	McDonald’s Corp.	296,966
14,665	Nordstrom, Inc.	709,933
1,338	Nu Skin Enterprises, Inc.	98,624
2,759	Ross Stores, Inc.	215,147
10,553	Walgreens Boots Alliance, Inc.	690,905
8,245	Yum! Brands, Inc.	701,897
		4,084,498
	SEMICONDUCTORS - 3.9%
20,693	Applied Materials, Inc.	1,150,738
5,073	KLA-Tencor Corp.	553,008
821	Lam Research Corp.	166,794
3,140	Maxim Integrated Products, Inc.	189,091
17,824	Micron Technology, Inc. *	929,343
271	NVIDIA Corp.	62,761
10,311	Teradyne, Inc.	471,316
2,029	Texas Instruments, Inc.	210,793
		3,733,844
	SOFTWARE - 9.6%
3,040	Activision Blizzard, Inc.	205,078
6,312	Adobe Systems, Inc. *	1,363,897
3,464	Black Knight, Inc. *	163,154
3,889	Cerner Corp. *	225,562
9,095	Citrix Systems, Inc. *	844,016
45,574	Microsoft Corp.	4,159,539
2,363	Red Hat, Inc. *	353,292
7,524	salesforce.com, Inc. *	875,041
1,381	ServiceNow, Inc. *	228,486
8,432	Splunk, Inc. *	829,624
		9,247,689

	TELECOMMUNICATIONS - 0.5%
806	Arista Networks, Inc. *	205,772
2,406	Motorola Solutions, Inc.	253,352
		459,124
	TRANSPORTATION - 1.4%
7,514	CSX Corp.	418,605
12,136	Expeditors International of Washington, Inc.	768,209
2,690	Ryder System, Inc.	195,805
		1,382,619

	TOTAL COMMON STOCKS (Cost - $94,476,017)	95,980,548

	SHORT-TERM INVESTMENT - 0.6%
	MONEY MARKET FUND - 0.6%
549,804	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class
	to yield 1.49% (a)(Cost - $549,804)	549,804

	TOTAL INVESTMENTS - 99.8% (Cost - $95,025,821)	$96,530,352
	OTHER ASSETS LESS LIABILITIES - NET - 0.2%	253,164
	TOTAL NET ASSETS - 100.0%	$96,783,516

*	Non-income producing security.

**	Represents less than 0.05%

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Money market rate shown represents the rate at March 31, 2018.

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	COMMON STOCKS - 99.2%
	ADVERTISING - 0.8%
52,316	Interpublic Group of Cos, Inc.	$1,204,837

	AEROSPACE/DEFENSE - 1.0%
2,227	Boeing Co.	730,189
5,405	Harris Corp.	871,718
		1,601,907
	AGRICULTURE - 0.2%
4,075	Bunge Ltd.	301,305

	AIRLINES - 1.9%
18,623	Alaska Air Group, Inc.	1,153,881
9,233	Copa Holdings SA	1,187,641
26,587	JetBlue Airways Corp. *	540,248
		2,881,770
	AUTO MANUFACTURERS - 0.8%
32,538	General Motors Co.	1,182,431

	AUTO PARTS & EQUIPMENT - 0.5%
4,103	BorgWarner, Inc.	206,094
5,813	Goodyear Tire & Rubber Co.	154,509
2,517	Lear Corp.	468,388
		828,991
	BANKS - 9.1%
6,112	BankUnited, Inc.	244,358
45,946	Citizens Financial Group, Inc.	1,928,813
18,734	Comerica, Inc.	1,797,153
28,860	Huntington Bancshares, Inc.	435,786
48,631	KeyCorp	950,736
11,701	M&T Bank Corp.	2,157,196
17,213	PacWest Bancorp	852,560
10,339	Regions Financial Corp.	192,099
11,031	State Street Corp.	1,100,122
35,530	SunTrust Banks, Inc.	2,417,461
2,125	SVB Financial Group *	510,021
24,194	Synovus Financial Corp.	1,208,248
1,940	Western Alliance Bancorp *	112,733
		13,907,286
	BEVERAGES - 0.3%
5,990	Molson Coors Brewing Co.	451,227

	BIOTECHNOLOGY - 1.8%
478	Alexion Pharmaceuticals, Inc. *	53,278
2,240	Biogen, Inc. *	613,357
13,182	Celgene Corp. *	1,175,966
629	Regeneron Pharmaceuticals, Inc. *	216,602
3,824	Vertex Pharmaceuticals, Inc. *	623,236
		2,682,439
	BUILDING MATERIALS - 0.6%
5,382	Fortune Brands Home & Security, Inc.	316,946
15,725	Masco Corp.	635,919
		952,865
	CHEMICALS - 0.7%
38,603	Huntsman Corp.	1,129,138

	COAL - 0.2%
9,044	CONSOL Energy, Inc. *	262,005

	COMMERCIAL SERVICES - 1.1%
27,278	H&R Block, Inc.	693,134
707	IHS Markit Ltd. *	34,106
4,242	ManpowerGroup, Inc.	488,254
13,661	Nielsen Holdings PLC	434,283
162	S&P Global, Inc.	30,952
		1,680,729
	COMPUTERS - 2.5%
30,979	Conduent, Inc. *	577,449
2,390	International Business Machines Corp.	366,698
12,932	NetApp, Inc.	797,775
22,354	Western Digital Corp.	2,062,604
		3,804,526
	COSMETICS/PERSONAL CARE - 0.0% **
1,490	Edgewell Personal Care Co. *	72,742

	DISTRIBUTION/WHOLESALE - 0.2%
4,066	WESCO International, Inc. *	252,295

	DIVERSIFIED FINANCIAL SERVICES - 3.8%
59,539	Ally Financial, Inc.	1,616,484
2,973	Ameriprise Financial, Inc.	439,826
91,216	BGC Partners, Inc.	1,226,855
22,367	Navient Corp.	293,455
17,576	Santander Consumer USA Holdings, Inc.	286,489
56,142	Synchrony Financial	1,882,441
		5,745,550
	ELECTRIC - 7.4%
74,640	AES Corp.	848,657
60,134	CenterPoint Energy, Inc.	1,647,672
37,109	CMS Energy Corp.	1,680,667
18,007	DTE Energy Co.	1,879,931
3,922	Edison International	249,675
2,031	Exelon Corp.	79,229
31,257	MDU Resources Group, Inc.	880,197
21,695	NRG Energy, Inc.	662,348
5,340	OGE Energy Corp.	174,992
9,502	Pinnacle West Capital Corp.	758,260
56,078	PPL Corp.	1,586,447
35,137	Vistra Energy Corp. *	731,904
4,247	Xcel Energy, Inc.	193,154
		11,373,133
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
1,553	Acuity Brands, Inc.	216,162
11,142	AMETEK, Inc.	846,458
		1,062,620
	ELECTRONICS - 2.3%
9,016	Agilent Technologies, Inc.	603,170
20,372	Gentex Corp.	468,963
46,431	Jabil, Inc.	1,333,963
21,641	National Instruments Corp.	1,094,385
		3,500,481
	ENGINEERING COMPONENTS & EQUIPMENT - 0.3%
14,192	AECOM *	505,661

	ENTERTAINMENT - 0.2%
1,368	Vail Resorts, Inc.	303,286

	FOOD - 2.2%
46,347	Conagra Brands, Inc.	1,709,277
1,191	Hershey Co.	117,861
1,708	Ingredion, Inc.	220,195
7,330	Pinnacle Foods, Inc.	396,553
26,840	US Food Holding Corp. *	879,547
		3,323,433
	FOREST PRODUCTS & PAPER - 0.7%
21,181	International Paper Co.	1,131,701

	GAS - 0.8%
26,859	UGI Corp.	1,193,077

	HAND/MACHINE TOOLS - 0.2%
3,619	Regal Beloit Corp.	265,454

	HEALTHCARE PRODUCTS - 2.3%
42,083	Boston Scientific Corp. *	1,149,708
1,290	Edwards Lifesciences Corp. *	179,981
14,162	Medtronic PLC	1,136,076
7,598	Varian Medical Systems, Inc. *	931,895
510	Zimmer Biomet Holdings, Inc.	55,610
		3,453,270
	HEALTHCARE - SERVICES - 1.2%
6,666	Envision Healthcare Corp. *	256,174
20,395	LifePoint Health, Inc. *	958,565
3,032	WellCare Health Plans, Inc. *	587,086
		1,801,825
	HOME BUILDERS - 0.8%
12,006	DR Horton, Inc.	526,343
18,366	PulteGroup, Inc.	541,613
3,811	Toll Brothers, Inc.	164,826
		1,232,782
	HOME FURNISHINGS - 1.0%
9,724	Whirlpool Corp.	1,488,842

	HOUSEWARES - 0.2%
3,859	Toro Co.	240,995

	INSURANCE - 7.4%
12,485	Allstate Corp.	1,183,578
878	American National Insurance Co.	102,691
17,531	Arch Capital Group Ltd. *	1,500,478
19,026	Arthur J. Gallagher & Co.	1,307,657
36,153	Assured Guaranty Ltd.	1,308,739
8,205	Athene Holding Ltd. *	392,281
9,280	Brown & Brown, Inc.	236,083
47,315	Old Republic International Corp.	1,014,907
859	Progressive Corp.	52,339
9,832	Reinsurance Group of America, Inc.	1,514,128
18,394	Torchmark Corp.	1,548,223
711	Unum Group	33,851
1,302	White Mountains Insurance Group Ltd.	1,070,921
		11,265,876
	INTERNET - 0.7%
366	F5 Networks, Inc. *	52,927
12,049	Liberty Expedia Holdings, Inc. *	473,285
20,109	Twitter, Inc. *	583,362
		1,109,574
	INVESTMENT COMPANIES - 0.9%
58,406	Leucadia National Corp.	1,327,568

	IRON/STEEL - 1.0%
33,327	Steel Dynamics, Inc.	1,473,720

	LEISURE TIME - 0.3%
4,482	Royal Caribbean Cruises Ltd.	527,711

	LODGING - 0.9%
3,581	Hilton Worldwide Holdings, Inc.	282,040
23,014	MGM Resorts International	805,950
2,124	Wyndham Worldwide Corp.	243,049
		1,331,039
	MACHINERY - DIVERSIFIED - 1.6%
20,386	AGCO Corp.	1,322,032
4,328	Roper Technologies, Inc.	1,214,826
		2,536,858
	MEDIA - 1.5%
3,629	John Wiley & Sons, Inc.	231,167
87,820	News Corp.	1,387,556
21,868	Viacom, Inc.	679,220
		2,297,943
	MINING - 1.4%
18,246	Alcoa Corp. *	820,340
79,188	Freeport-McMoRan Inc. *	1,391,333
		2,211,673
	MISCELLANEOUS MANUFACTURER - 1.0%
18,316	Ingersoll-Rand PLC	1,566,201

	OIL & GAS - 7.7%
5,015	Andeavor	504,308
1,886	Cimarex Energy Co.	176,341
82,087	CNX Resources Corp. *	1,266,602
19,185	ConocoPhillips	1,137,479
10,641	Devon Energy Corp.	338,277
3,758	EQT Corp.	178,543
30,767	HollyFrontier Corp.	1,503,276
84,923	Marathon Oil Corp.	1,369,808
34,876	Marathon Petroleum Corp.	2,549,784
14,055	PBF Energy, Inc.	476,464
12,088	Phillips 66	1,159,481
12,655	Valero Energy Corp.	1,174,004
		11,834,367
	OIL & GAS SERVICES - 0.5%
2,020	Halliburton Co.	94,819
16,393	National Oilwell Varco, Inc.	603,426
3,766	Oceaneering International, Inc.	69,822
20,457	Weatherford International PLC *	46,847
		814,914
	PACKAGING & CONTAINERS - 1.7%
39,862	Graphic Packaging Holding Co.	611,882
53,102	Owens-Illinois, Inc. *	1,150,189
13,614	WestRock Co.	873,610
		2,635,681
	PHARMACEUTICALS - 2.6%
7,919	AbbVie, Inc.	749,533
2,119	Bristol-Myers Squibb Co.	134,027
1,787	Jazz Pharmaceuticals PLC *	269,819
21,370	Merck & Co, Inc.	1,164,024
5,492	Mylan NV *	226,106
3,618	Perrigo Co PLC	301,524
14,288	Zoetis, Inc.	1,193,191
		4,038,224
	PIPELINES - 0.1%
5,564	Williams Cos, Inc.	138,321

	REAL ESTATE - 2.2%
31,306	CBRE Group, Inc. *	1,478,269
6,487	Jones Lang LaSalle, Inc.	1,132,890
26,357	Realogy Holdings Corp.	719,019
		3,330,178
	REAL ESTATE INVESTMENT TRUSTS - 13.7%
31,316	American Homes 4 Rent	628,825
7,854	American Tower Corp.	1,141,500
15,836	Apple Hospitality REIT, Inc.	278,239
36,088	Brandywine Realty Trust	573,077
1,235	Camden Property Trust	103,962
17,866	Corporate Office Properties Trust	461,479
50,403	Empire State Realty Trust, Inc.	846,266
998	Equinix, Inc.	417,304
66,431	Forest City Realty Trust, Inc.	1,345,892
24,420	Gaming and Leisure Properties, Inc.	817,337
18,185	Hospitality Properties Trust	460,808
91,392	Host Hotels & Resorts, Inc.	1,703,547
6,698	Hudson Pacific Properties, Inc.	217,886
31,753	Iron Mountain, Inc.	1,043,404
46,012	Kimco Realty Corp.	662,573
17,770	Lamar Advertising Co.	1,131,238
11,443	MFA Financial, Inc.	86,166
1,500	Mid-America Apartment Communities, Inc.	136,860
27,031	Park Hotels & Resorts, Inc.	730,378
66,868	Piedmont Office Realty Trust, Inc.	1,176,208
30,819	Prologis, Inc.	1,941,289
36,509	Retail Properties of America, Inc.	425,695
3,331	SBA Communications Corp. *	569,334
15,714	SL Green Realty Corp.	1,521,587
19,353	Two Harbors Investment Corp.	297,456
23,024	VEREIT, Inc.	160,247
63,069	Weyerhaeuser Co.	2,207,415
		21,085,972
	RETAIL - 4.0%
27,205	Best Buy Co., Inc.	1,904,078
6,106	Burlington Stores, Inc. *	813,014
19,385	Foot Locker, Inc.	882,793
7,793	Gap, Inc.	243,142
5,917	L Brands, Inc.	226,089
9,029	Nu Skin Enterprises, Inc.	665,528
4,254	Tiffany & Co.	415,446
24,007	Urban Outfitters, Inc. *	887,299
1,933	Walgreens Boots Alliance, Inc.	126,553
		6,163,942
	SEMICONDUCTORS - 0.6%
2,838	Micron Technology, Inc. *	147,973
18,281	Teradyne, Inc.	835,624
		983,597
	SOFTWARE - 1.1%
12,656	Citrix Systems, Inc. *	1,174,477
853	Fidelity National Information Services, Inc.	82,144
3,750	Splunk, Inc. *	368,962
		1,625,583
	TELECOMMUNICATIONS - 0.8%
19,403	ARRIS International PLC *	515,538
6,682	Motorola Solutions, Inc.	703,615
		1,219,153

	TRANSPORTATION - 1.7%
20,322	Expeditors International of Washington, Inc.	1,286,383
7,421	Kansas City Southern	815,192
7,864	Ryder System, Inc.	572,421
		2,673,996

	TOTAL COMMON STOCKS (Cost - $152,367,661)	152,010,694

	SHORT-TERM INVESTMENT - 0.9%
	MONEY MARKET FUND - 0.9%
1,383,043	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class
	to yield 1.49% (a)(Cost - $1,383,043)	1,383,043

	TOTAL INVESTMENTS - 100.1% (Cost - $153,750,704)	$153,393,737
	OTHER ASSETS LESS LIABILITIES - NET - (0.1)%	(89,150)
	TOTAL NET ASSETS - 100.0%	$153,304,587

*	Non-income producing security.

**	Represents less than 0.05%

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Money market rate shown represents the rate at March 31, 2018.

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost to the extent it is determined that amortized cost approximates fair value. Investments in open-end investment companies are valued at net asset value, as discussed in more detail below.

Valuation of Investment Companies – The Portfolios may invest in one or more portfolios of open-end investment companies (the “underlying fund” or “underlying funds”). Each underlying fund is valued at its respective net asset values as reported by such investment company. Each underlying fund values securities in its portfolio for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by each underlying fund’s board(s) of trustees.

Exchange-Traded Funds – The Portfolios may invest in passive exchange-traded funds (“ETFs”). An ETF is a type of index fund that is bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Portfolios may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although the lack of liquidity in an ETF could result in it being more volatile than the underlying securities, which may result in a Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant underlying securities. Additionally, ETFs have fees and expenses that increase the cost of investing in the ETF versus the costs of owning the underlying securities directly.

Illiquid Securities – The Portfolios may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the valuation procedures approved by the Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a Fair Value Committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Global Atlantic Investment Advisors, LLC (the “Adviser”) and/or Sub-Adviser. The Fair Value Committee may also include the Trust’s Chief Compliance Officer and may enlist third party consultants or advisers (such as an accounting firm or fair value pricing specialist) on an as-needed basis to assist in determining a security-specific fair value or valuation method. The Board reviews and approves the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Committee and Valuation Process – The Fair Value Committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser and/or Sub-Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are not readily available on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the opinion of the Adviser or relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument (factors which may cause the Adviser or Sub-Adviser to make such a judgment include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading); (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) subsequent to the determination of the closing price reported on the principal exchange on which the securities are traded, but prior to the relevant Portfolio’s calculation of its net asset value (“NAV”); and (v) mutual funds that do not provide timely NAV information. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Adviser or Sub-Adviser valuation based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser or Sub-Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of restricted or illiquid securities using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights, as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commissions; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; (xi) the market value of any securities into which the security is convertible or exchangeable; (xii) the security’s embedded option values; and (xiii) information about the financial condition of the issuer and its prospects.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2018 for each Portfolio’s investments measured at fair value:

Global Atlantic BlackRock Allocation Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$91,895,782	$—	$—	$91,895,782
Short-Term Investment	106,745	—	—	106,745
Forward Foreign Currency Contracts *	—	34,234	—	34,234
Total	$92,002,527	$34,234	$—	$92,036,761

Global Atlantic BlackRock Disciplined Core Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$600,314,419	$—	$—	$600,314,419
Short-Term Investment	8,330,455	—	—	8,330,455
Total	$608,644,874	$—	$—	$608,644,874

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contract *	$308,511	$—	$—	$308,511
Total	$308,511	$—	$—	$308,511

Global Atlantic BlackRock Disciplined Growth Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$19,465,635	$—	$—	$19,465,635
Short-Term Investment	414,887	—	—	414,887
Total	$19,880,522	$—	$—	$19,880,522

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contract *	$12,580	$—	$—	$12,580
Total	$12,580	$—	$—	$12,580

Global Atlantic BlackRock Disciplined International Core Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$151,360,540	$—	$—	$151,360,540
Exchange Traded Funds	15,610,109	—	—	15,610,109
Short-Term Investment	4,092,030	—	—	4,092,030
Forward Foreign Currency Contracts *	—	2,366	—	2,366
Total	$171,062,679	$2,366	$—	$171,065,045

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts *	$68,404	$—	$—	$68,404
Total	$68,404	$—	$—	$68,404

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$199,494,785	$—	$—	$199,494,785
Short-Term Investment	2,643,051	—	—	2,643,051
Total	$202,137,836	$—	$—	$202,137,836

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contract*	$98,553	$—	$—	$98,553
Total	$98,553	$—	$—	$98,553

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$19,036,049	$—	$—	$19,036,049
Limited Partnership	24,156	—	—	24,156
Short-Term Investment	350,206	—	—	350,206
Total	$19,410,411	$—	$—	$19,410,411

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contract *	$14,157	$—	$—	$14,157
Total	$14,157	$—	$—	$14,157

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$25,186,294	$—	$—	$25,186,294
Short-Term Investment	513,753	—	—	513,753
Total	$25,700,047	$—	$—	$25,700,047

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contract *	$19,845	$—	$—	$19,845
Total	$19,845	$—	$—	$19,845

Global Atlantic BlackRock Disciplined Value Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$300,436,279	$—	$—	$300,436,279
Short-Term Investment	4,092,361	—	—	4,092,361
Total	$304,528,640	$—	$—	$304,528,640

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts *	$150,345	$—	$—	$150,345
Total	$150,345	$—	$—	$150,345

Global Atlantic BlackRock High Yield Portfolio

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$79,885,725	$—	$—	$79,885,725
Short-Term Investment	809,967	—	—	809,967
Futures Contracts *	—	—	—	—
Total	$80,695,692	$—	$—	$80,695,692

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts *	$31,278	$—	$—	$31,278
Total	$31,278	$—	$—	$31,278

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Assets	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$8,225,702	$—	$8,225,702
Certificate of Deposit	—	1,748,148	—	1,748,148
Commercial Paper	—	9,072,240	—	9,072,240
Corporate Bonds & Notes	—	24,989,524	—	24,989,524
Municipal Bonds	—	611,131	—	611,131
Mortgage Backed Securities	—	16,077,716	—	16,077,716
U.S. Treasury Securities	—	41,377,356	—	41,377,356
Short-Term Investments	2,365,918	6,155,342	—	8,521,260
Total	$2,365,918	$108,257,159	$—	$110,623,077

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts *	$25,768	$—	$—	$25,768
Swap Contracts	—	76,879	—	76,879
Forward Foreign Exchange Contracts *	—	78,574	—	78,574
Total	$25,768	$155,453	$—	$181,221

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$34,513,595	$—	$—	$34,513,595
Short-Term Investment	276,576	—	—	276,576
Total	$34,790,171	$—	$—	$34,790,171

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$95,980,548	$—	$—	$95,980,548
Short-Term Investment	549,804	—	—	549,804
Total	$96,530,352	$—	$—	$96,530,352

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$152,010,694	$—	$—	$152,010,694
Short-Term Investment	1,383,043	—	—	1,383,043
Total	$153,393,737	$—	$—	$153,393,737

*	Cumulative net appreciation/(depreciation) on futures contracts and forward foreign exchange contracts is reported in the above table.

The Portfolios did not hold any Level 3 securities during the period.

It is the Portfolio’s policy to record transfers between Level 1 and Level 2 securities at the end of the reporting period. There were no transfers between levels for any Portfolio.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Portfolios maintain deposits with a financial institution which are generally an amount that is in excess of federally insured limits.

Foreign Currency Translation – The accounting records of the Portfolios’ are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Forward Foreign Currency Contracts – As foreign securities are purchased, a Portfolio may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the statements of operations.

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may sell futures contracts to hedge against market risk, foreign currency exchange rate risks, and to reduce return volatility. Futures are standardized, exchange-traded contracts that provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a securities index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Portfolios may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolios’ volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers when applicable. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Agreements – The Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock High Yield Portfolio and the Global Atlantic Goldman Sachs Core Fixed Income Portfolio are subject to equity price risk and/or interest rate risk in the normal course of pursuing their investment objectives. The Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. In a standard over-the-counter (“OTC”) swap, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” (i.e., the return or increase in value of a particular dollar amount invested in a “basket” of securities, representing a particular index or industry sectors) of predetermined investments or instruments.

Certain Portfolios may enter into credit default swaps (“CDS”). CDS are two-party contracts that transfer credit exposure between the parties. One party (the “buyer”) receives credit protection and the other party (the “seller”) takes on credit risk. The buyer typically makes predetermined periodic payments to the seller in exchange for the seller’s commitment to purchase the underlying reference obligation if a defined credit event occurs, such as a default, bankruptcy or failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. If the defined credit event occurs, the seller must pay the agreed-upon value of a reference obligation to the counterparty or perform pursuant to the agreement. The buyer must then surrender the reference obligation to the seller. As a seller of credit protection in a CDS, a Portfolio would be liable for the notional amount of the swap.

The swaps in which a Portfolio may invest may be centrally-cleared or bi-laterally traded. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of a swap agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. A Portfolio amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. A Portfolio segregates cash or liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Swap agreements involve, to varying degrees, lack of liquidity and elements of credit, market and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Each Portfolio’s maximum risk of loss from the counterparty credit risk is the discounted net value of the cash flow to be received from the counterparty over the contract’s remaining life, to be the extent that amount is positive.

Swaps may involve greater risks than direct investments in securities because swaps may be leveraged and, when traded in the OTC markets, are subject to counterparty risk, credit risk and pricing risk, each of which individually and collectively, may have a considerable impact on the performance of a Portfolio. CDS in particular may involve greater risks than investing in a referenced instrument directly. Swaps, especially those that are not exchange-traded, may also be considered illiquid. It may not be possible for a Portfolio to liquidate a swap position at an advantageous time or price, which may result in significant losses. Although central clearing and exchange-trading of swaps may decrease counterparty risk and increase market liquidity, exchange-trading and clearing does not make the contracts risk free, but rather, the primary credit risk on such contracts is the creditworthiness of the clearing broker or the clearinghouse.

The Portfolios use cash and certain securities as collateral to swap agreements as indicated on the Portfolio of Investments and Statements of Assets and Liabilities. Such collateral is held for the benefit of the counterparty in a segregated account to prevent non-payment by the Portfolios. If the counterparty defaults, a Portfolio may seek return of this collateral and incur certain costs exercising their rights to the collateral.

The notional value and unrealized appreciation/(depreciation) of the derivative instruments outstanding as of March 31, 2018, as disclosed in the Portfolios of Investments, serve as indicators of the volume of derivative activity for the Portfolios.

Short Sales – A Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities; (ii) to increase the flexibility of the Portfolio; (iii) for investment return, (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. A short sale is a transaction in which the Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time a Portfolio covers its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Portfolio sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A Portfolio does not intend to enter into short sales (other than short sales “against the box”) if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 10% of the value of the Portfolio’s net assets. This percentage may be varied by action of the Board of Trustees. A short sale is “against the box” to the extent a Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

When-Issued and Delayed-Delivery Transactions – The Portfolios may engage in when-issued or delayed-delivery transactions. The Portfolios record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Real Estate Investment Trusts – Certain Portfolios may invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so a Portfolio that invests in REITs will bear its proportionate share of the costs of the REITs’ operations. Along with the risks common to different types of real estate-related securities, such as loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, and possible environmental liabilities, REITs involve additional risk factors. These include poor performance by the REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax free distribution of income or exemption under the 1940 Act. In addition, REITs are not diversified and are heavily dependent on cash flow.

Distributions from a Portfolio’s investments in REITs may be characterized as ordinary income, a net capital gain or a return of capital. The Portfolios record distributions that represent a net capital gain as a realized gain and distributions that represent a return of capital as a reduction of the cost of investment. REITs report information on the source of their distributions annually in the following calendar year. As a result, a Portfolio estimates the source of REIT distributions for accounting purposes and then makes adjustments when the actual source information is reported by the REIT. These estimates are based on the most recent REIT distribution information available.

Mortgage Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by the Portfolio of mortgage related securities that it holds with an agreement by the Portfolios to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Portfolios account for mortgage dollar rolls as purchases and sales transactions.

Credit Risk – There is a risk that security issuers will not make interest and/or principal payments on their securities. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality will lead to greater volatility in the price of a security and in shares of a Portfolio or an underlying fund. Lower credit quality also will affect liquidity and make it difficult to sell the security. This means that, compared to issuers of higher rated securities, issuers of lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. Default, or the market’s perception that an issuer is likely to default, tends to reduce the value and liquidity of securities, thereby reducing the value of your investment in Portfolio shares. In addition, default may cause a Portfolio to directly or indirectly incur expenses in seeking recovery of principal or interest.

A Portfolio could lose money on a debt security if an issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer’s financial strength, the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value. A Portfolio may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the Adviser, Sub-Adviser and/or Underlying Fund manager, as applicable, or the rating agencies than such securities actually do.

Derivatives Risk – The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives may increase costs, reduce a Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Many types of derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of a Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose a Portfolio to losses and could make derivatives more difficult to value accurately. Derivatives typically give rise to a form of leverage and may expose a Portfolio to greater risk and increase its costs. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory requirements require the clearing and exchange-trading of many standardized over-the-counter (“OTC”) derivative instruments deemed to be “swaps.” The Commodity Futures Trading Commission (“CFTC”) has implemented mandatory exchange-trading and clearing requirements under the Dodd-Frank Act and the CFTC continues to approve contracts for central clearing. Uncleared swaps are subject to margin requirements that are being implemented on a phase-in basis. The regulation of the derivatives markets has increased over the past several years, and there can be no assurance that any new governmental regulation will not adversely affect a Portfolio’s ability to achieve its investment result.

Market Risk – The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, limited dealer capacity, lack of liquidity in the markets or adverse investor sentiment. Each Portfolio has exposure to instruments that may be more volatile and carry more risk than some other forms of investment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down.

A Portfolio may experience a substantial or complete loss on any individual security. Since the global financial crisis that began in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in slower growth and an unusually high degree of volatility in the financial markets, both domestic and foreign. In response to the financial crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. The Federal Reserve has since reduced its market support activities and has recently started raising interest rates. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental support could negatively affect the markets generally and increase market volatility. These and other changes in market conditions could reduce the value and liquidity of the securities in which a Portfolio invests. This environment could make identifying investment risks and opportunities especially difficult.

Policy and legislative changes in the U.S. and abroad affect many aspects of financial regulation and may, in some cases, contribute to decreased liquidity and increased volatility in the financial markets. Economies and financial markets around the world are becoming increasingly interconnected. As a result, whether or not a Portfolio has exposure to securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio’s investments may be negatively affected.

In addition, market prices of securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. An increase in interest rates or other adverse conditions (e.g., inflation/deflation, increased selling of fixed-income investments across other pooled investment vehicles or accounts, changes in investor perception or changes in government intervention in the markets) may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Portfolio investments, adversely affect values of portfolio holdings and increase a Portfolio’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed-income markets.

Quantitative Investing Risk – Investments selected using quantitative analysis or “models” may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). In addition, investments selected using models may react differently to issuer, political, market, and economic developments from the market as a whole or securities selected using only fundamental analysis. There is no guarantee that the use of quantitative analysis will result in effective investment decisions for a Portfolio. Additionally, commonality of holdings across quantitative money managers may amplify losses.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semi-Annual or Annual Report.

Aggregate Tax Unrealized Appreciation and Depreciation – At March 31, 2018 the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Atlantic BlackRock Allocation Portfolio	$91,685,989	$882,674	$(566,136)	$316,538
Global Atlantic BlackRock Disciplined Core Portfolio	609,047,887	13,241,097	(13,644,110)	(403,013)
Global Atlantic BlackRock Disciplined Growth Portfolio	19,308,109	1,013,844	(441,431)	572,413
Global Atlantic BlackRock Disciplined International Core Portfolio	171,466,358	3,108,318	(3,511,997)	(403,679)
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	198,968,010	7,194,229	(4,024,403)	3,169,826
Global Atlantic BlackRock Disciplined Small Cap Portfolio	19,358,317	1,009,307	(957,213)	52,094
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	25,569,204	789,182	(658,339)	130,843
Global Atlantic BlackRock Disciplined Value Portfolio	305,779,233	9,428,904	(10,679,497)	(1,250,593)
Global Atlantic BlackRock High Yield Portfolio	83,629,393	159,994	(3,093,695)	(2,933,701)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	110,753,996	505,313	(636,232)	(130,919)
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	34,774,445	878,758	(863,032)	15,726
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	95,027,783	3,953,072	(2,450,503)	1,502,569
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	153,763,572	3,235,808	(3,605,643)	(369,835)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Forethought Variable Insurance Trust

By (Signature and Title)

*/s/ Robert M. Arena, Jr.

Robert M. Arena, Jr., President

Date 5/30/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Robert M. Arena, Jr.

Robert M. Arena, Jr., President

Date 5/30/2018

By (Signature and Title)

*/s/ Laura Szalyga

Laura Szalyga, Treasurer

Date 5/30/2018